UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07961

Mason Street Funds, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Mason Street Funds, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §35

REPORT ON FORM N-CSR

RESPONSES FOR MASON STREET FUNDS, INC.

Item 1. Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report

September 30, 2005

MasonStreet
FUNDS®

This report is submitted for the general information of shareholders of Mason Street Funds®. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds. You should carefully consider the investment objectives, risks, expenses and charges of the investment company before you invest. Your Northwestern Mutual Investment Services Registered Representative can provide you with a contract and fund prospectus that will contain the information noted above, and other important information that you should read carefully before you invest or send money.

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.masonstreetfunds.com.

Letter to Shareholders September 30, 2005

The U.S. economy was relatively healthy during the six months ended September 30, marked by low interest rates and low volatility in the markets. The economic impact of Hurricanes Katrina and Rita, which struck late in this period, has not yet been realized, but we expect gross domestic product will be dampened in the third and fourth quarters. Rebuilding efforts, however, should provide a boost to the economy in the first and second quarters of 2006. Once again, housing was the main stimulus to the economy during this period. Offsetting this positive trend, however, were rising energy costs and consistent interest rate increases.

Earlier in the year, there were expectations of a stronger economy, higher interest rates and a rebound in the equities market, based on a belief that the Federal Reserve Board would implement smaller short-term interest rate increases going forward. The Fed surprised the markets, however, with four additional rate hikes during the period, raising the federal funds rate to 3.75% by September 30, up from 2.75% six months earlier.

Despite some volatility—and hitting a four-year high in August—the stock market was largely unchanged during this period. A low inflation/low-interest rate environment kept volatility under control and resulted in modest returns in most sectors. There were winners and losers, however, with energy-related stocks the clear winners, as oil and natural gas prices continued to rise. Consumer-related stocks were hurt as higher gas prices began to affect other consumer spending.

The bond market was basically directionless during the period. Intermediate and long-term interest rates failed to follow short-term rates higher, and the yield on the 10-year Treasury note was only slightly changed over the six months. A flatter yield curve was broadly anticipated by investors, but most expected a more significant rise in intermediate and long bond yields. Long-term rates remained low, which negatively affected many financial companies that benefit from broader spread differentials. Low rates proved supportive to the lending market, however, by keeping mortgage rates in line. Corporate bonds continued to trade in a narrow range and investors were not rewarded with higher yields for taking added risk, with the exception of troubled industries such as the autos and airlines.

Talk of inflation, already a concern as oil prices rose, heated up in the aftermath of the hurricanes. Commodity prices have come under pressure, and the demand will be great for building supplies in the Gulf for months to come. Higher energy prices, however, which act like a tax increase, should help constrain the economy as consumers spend less elsewhere.

Currently, there are a number of major trends influencing the direction of the capital markets. This was a unique period, compounded by catastrophic events in the Gulf region and a difficult interest rate trend to predict. This resulted in uncertainty in the capital markets and will make forecasting over the next six to 12 months even more challenging than usual. Consequently, maintaining a prudent balance between stocks and bonds that emphasizes preservation of capital, and seeking the counsel of your financial representative, is the best advice I can offer.

Mark G. Doll

President

Mason Street Advisors, LLC

Small Cap Growth Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on net assets.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Small Cap Growth Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,138.80	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.77	$7.06

Small Cap Growth Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,135.00	$10.92
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.30

Small Cap Growth Stock Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,135.00	$10.92
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.30

*	Expenses are equal to the annualized expense ratio of 1.40% for Class A shares, 2.05% for Class B shares, and 2.05% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

September 30, 2005

Small Cap Growth Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Common Stocks (89.9%)
Consumer Discretionary (15.5%)
Aaron Rents, Inc.	20,422	431,925
*Beacon Roofing Supply, Inc.	31,000	1,012,771
*Digital Theater Systems, Inc.	20,500	345,220
*Golf Galaxy, Inc.	26,700	425,598
*Guitar Center, Inc.	12,600	695,646
*Hibbett Sporting Goods, Inc.	37,800	841,050
*LIFE TIME FITNESS, Inc.	7,300	241,922
Lithia Motors, Inc.	16,200	469,476
*LKQ Corp.	4,400	132,880
*McCormick & Schmick’s Seafood Restaurants, Inc.	23,863	503,987
*O’Reilly Automotive, Inc.	17,200	484,696
Orient-Express Hotel, Ltd. - Class A	27,163	771,972
*Outdoor Channel Holdings, Inc.	25,000	369,000
*Pinnacle Entertainment, Inc.	42,000	769,860
*Ruth’s Chris Steak House, Inc.	1,353	24,868
Station Casinos, Inc.	6,490	430,676
*WMS Industries, Inc.	25,400	714,502
Total		8,666,049

Consumer Staples (3.0%)
*Peet’s Coffee & Tea, Inc.	14,500	443,990
*United Natural Foods, Inc.	34,900	1,234,064
Total		1,678,054

Energy (6.9%)
*FMC Technologies, Inc.	18,600	783,246
*Grant Prideco, Inc.	33,720	1,370,718
*Grey Wolf, Inc.	67,400	568,182
*James River Coal Co.	11,000	555,170
*National-Oilwell Varco, Inc.	8,950	588,910
Total		3,866,226

Financials (8.5%)
BankAtlantic Bancorp, Inc. - Class A	16,200	275,238
Boston Private Financial Holdings, Inc.	12,800	339,712
First Republic Bank	10,950	385,769
Greater Bay Bancorp	19,800	487,872
Greenhill & Co., Inc.	20,300	846,306
Investors Financial Services Corp.	5,050	166,145
Jackson Hewitt Tax Service, Inc.	11,400	272,574
*Nexity Financial Corp.	20,600	334,750
optionsXpress Holdings, Inc.	27,114	516,251
Placer Sierra Bancshares	12,300	337,881
*Portfolio Recovery Associates, Inc.	18,700	807,466
Total		4,769,964

	Shares/Par	$ Value
Health Care (15.0%)
*Adams Respiratory Therapeutics, Inc.	14,334	462,845
*The Advisory Board Co.	14,000	728,560
*Horizon Health Corp.	29,300	796,081
*Kyphon, Inc.	15,700	689,858
LCA-Vision, Inc.	6,150	228,288
*Nabi Biopharmaceuticals	14,100	184,710
*Pediatrix Medical Group, Inc.	8,760	672,943
*Providence Service Corp.	23,814	728,470
*Psychiatric Solutions, Inc.	14,700	797,181
*Radiation Therapy Services, Inc.	21,900	697,734
*ResMed, Inc.	10,370	825,970
*Salix Pharmaceuticals, Ltd.	29,550	627,938
*Syneron Medical Ltd., ADR	20,100	734,454
*Ventana Medical Systems, Inc.	6,400	243,648
Total		8,418,680

Industrials (11.7%)
Brady Corp. - Class A	12,200	377,468
C.H. Robinson Worldwide, Inc.	15,470	991,935
The Corporate Executive Board Co.	8,100	631,638
*Corrections Corp. of America	15,510	615,747
Forward Air Corp.	25,650	944,946
*Hudson Highland Group, Inc.	26,400	659,208
Knight Transportation, Inc.	19,760	481,354
*Marlin Business Services, Inc.	31,980	736,819
MSC Industrial Direct Co., Inc. - Class A	17,950	595,402
Strayer Education, Inc.	5,380	508,518
Total		6,543,035

Information Technology (23.2%)
*Blackboard, Inc.	12,100	302,621
*Cogent, Inc.	3,600	85,500
*Cognizant Technology Solutions Corp. - Class A	15,500	722,145
*Cree, Inc.	10,640	266,213
*Digital River, Inc.	11,900	414,715
*Entegris, Inc.	77,590	876,767
*Essex Corp.	30,500	660,935
*Euronet Worldwide, Inc.	36,000	1,065,240
*Genesis Microchip, Inc.	41,800	917,510
*iPayment Holdings, Inc.	6,000	227,040
*Kanbay International, Inc.	39,800	748,240
*MKS Instruments, Inc.	41,900	721,937
*O2Micro International, Ltd.	63,600	1,001,064
*Plexus Corp.	34,700	593,023
*Sonic Solutions	29,400	632,100

	Shares/Par	$ Value
Information Technology (continued)
*Tekelec	42,000	879,900
*Tessera Technologies, Inc.	22,100	661,011
*THQ, Inc.	40,800	869,856
*TNS, Inc.	5,000	121,250
*Unica Corp.	24,700	271,206
*Verint Systems, Inc.	19,540	799,968
*Westell Technologies, Inc. - Class A	47,900	174,356
Total		13,012,597

Materials (4.0%)
Airgas, Inc.	38,750	1,148,163
Silgan Holdings, Inc.	21,520	715,755
Steel Technologies, Inc.	13,600	352,648
Total		2,216,566

Telecommunication Services (2.0%)
*Alamosa Holdings, Inc.	27,500	470,524
*JAMDAT Mobile, Inc.	11,800	247,800
*UbiquiTel, Inc.	43,600	381,064
Total		1,099,388

Utilities (0.1%)
ITC Holdings Corp.	1,600	46,368
Total Common Stocks (Cost $41,842,778)		50,316,927

Money Market Investments (10.0%)
Autos (5.3%)
(b) Daimler Chrysler Auto, 3.76%, 10/21/05	3,000,000	2,994,360

Federal Government & Agencies (0.9%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	500,000	495,495

Personal Credit Institutions (3.8%)
Rabobank Financial Corp., 3.87%, 10/3/05	2,100,000	2,100,000
Total Money Market Investments (Cost $5,590,036)		5,589,855
Total Investments (99.9%) (Cost $47,432,814)(a)		55,906,782
Other Assets, Less Liabilities (0.1%)		53,571
Total Net Assets (100.0%)		55,960,353

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $47,432,814 and the net unrealized appreciation of investments based on that cost was $8,473,968 which is comprised of $9,296,657 aggregate gross unrealized appreciation and $822,689 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Futures (Long) (Total notional value at 9/30/05, $3,402,500)	10	12/05	$(42,000)

The Accompanying Notes are an Integral Part of the Financial Statements.

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

September 30, 2005

Aggressive Growth Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on net assets.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Aggressive Growth Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,062.20	$6.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.27	$6.56

Aggressive Growth Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,059.10	$10.02
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

Aggressive Growth Stock Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,058.30	$10.01
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

*	Expenses are equal to the annualized expense ratio of 1.30% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Aggressive Growth Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Common Stocks (93.5%)
Consumer Discretionary (13.4%)
*The Cheesecake Factory, Inc.	56,800	1,774,432
Choice Hotels International, Inc.	28,900	1,868,096
*Education Management Corp.	76,800	2,476,032
Fortune Brands, Inc.	23,500	1,911,255
Garmin, Ltd.	26,700	1,811,061
Gentex Corp.	74,520	1,296,648
*Lamar Advertising Co. - Class A	30,800	1,397,088
Michaels Stores, Inc.	68,020	2,248,741
*O’Reilly Automotive, Inc.	87,680	2,470,822
*Payless ShoeSource, Inc.	81,400	1,416,360
*Scientific Games Corp.	103,700	3,214,701
Station Casinos, Inc.	40,200	2,667,672
Total		24,552,908

Consumer Staples (0.7%)
Whole Foods Market, Inc.	10,000	1,344,500

Energy (11.6%)
BJ Services Co.	100,500	3,616,995
CONSOL Energy, Inc.	49,700	3,790,619
*Nabors Industries, Ltd.	50,250	3,609,458
*National-Oilwell Varco, Inc.	53,300	3,507,140
*Newfield Exploration Co.	53,800	2,641,580
Range Resources Corp.	42,800	1,652,508
Smith International, Inc.	75,400	2,511,574
Total		21,329,874

Financials (9.4%)
*Ameritrade Holding Corp.	122,700	2,635,596
Assured Guaranty, Ltd.	78,500	1,878,505
*CapitalSource, Inc.	43,000	937,400
Chicago Mercantile Exchange Holdings, Inc.	2,600	876,980
CIT Group, Inc.	16,300	736,434
The Colonial BancGroup, Inc.	78,700	1,762,880
Investors Financial Services Corp.	19,580	644,182
Legg Mason, Inc.	31,205	3,422,876
*Refco, Inc.	6,300	178,101
The St. Joe Co.	22,700	1,417,615
Ventas, Inc.	82,900	2,669,380
Total		17,159,949

Health Care (15.6%)
*Caremark Rx, Inc.	49,997	2,496,350
*Celgene Corp.	29,300	1,591,576
*Centene Corp.	22,800	570,684
*Covance, Inc.	33,400	1,602,866

	Shares/Par	$ Value
Health Care (continued)
*Cytyc Corp.	125,600	3,372,360
*DaVita, Inc.	55,400	2,552,278
*Kinetic Concepts, Inc.	32,900	1,868,720
*Lincare Holdings, Inc.	58,200	2,389,110
Medicis Pharmaceutical Corp.	64,400	2,096,864
*Neurocrine Biosciences, Inc.	24,400	1,200,236
*ResMed, Inc.	33,100	2,636,415
*St. Jude Medical, Inc.	58,720	2,748,096
*Varian Medical Systems, Inc.	40,600	1,604,106
*VCA Antech, Inc.	72,400	1,847,648
Total		28,577,309

Industrials (12.4%)
ARAMARK Corp. - Class B	85,900	2,294,389
The Corporate Executive Board Co.	46,350	3,614,373
Expeditors International of Washington, Inc.	38,800	2,203,064
Fastenal Co.	39,840	2,433,826
Graco, Inc.	57,440	1,969,043
J.B. Hunt Transport Services, Inc.	58,200	1,106,382
L-3 Communications Holdings, Inc.	25,270	1,998,099
*Monster Worldwide, Inc.	71,900	2,208,049
Pentair, Inc.	32,100	1,171,650
Robert Half International, Inc.	78,400	2,790,256
*Stericycle, Inc.	17,300	988,695
Total		22,777,826

Information Technology (25.9%)
*Activision, Inc.	184,133	3,765,520
*Alliance Data Systems Corp.	33,700	1,319,355
*Altera Corp.	90,600	1,731,366
*Amdocs, Ltd.	63,680	1,765,846
Amphenol Corp. - Class A	42,700	1,722,518
*ATI Technologies, Inc.	146,600	2,043,604
*Broadcom Corp. - Class A	44,700	2,096,877
*CheckFree Corp.	38,600	1,459,852
*Cogent, Inc.	89,500	2,125,625
*Cognizant Technology Solutions Corp. - Class A	41,700	1,942,803
*Cognos, Inc.	50,510	1,966,354
*Cree, Inc.	95,500	2,389,410
*Electronics for Imaging, Inc.	19,400	445,036
*FLIR Systems, Inc.	48,400	1,431,672
Harris Corp.	101,300	4,234,339
*Jabil Circuit, Inc.	105,880	3,273,810
KLA-Tencor Corp.	39,050	1,904,078

September 30, 2005

	Shares/Par	$ Value
Information Technology (continued)
Microchip Technology, Inc.	57,597	1,734,822
*NAVTEQ Corp.	53,600	2,677,320
Paychex, Inc.	48,312	1,791,409
*Salesforce.com, Inc.	56,000	1,294,720
*VeriFone Holdings, Inc.	66,300	1,333,293
*VeriSign, Inc.	63,030	1,346,951
*Zebra Technologies Corp. - Class A	41,937	1,639,317
Total		47,435,897

Materials (2.5%)
Chemtura Corp.	90,000	1,117,800
The Lubrizol Corp.	37,700	1,633,541
Praxair, Inc.	38,920	1,865,436
Total		4,616,777

Telecommunication Services (2.0%)
*Alamosa Holdings, Inc.	96,200	1,645,982
*NeuStar, Inc. - Class A	62,000	1,983,380
Total		3,629,362
Total Common Stocks (Cost $147,163,033)		171,424,402

Money Market Investments (7.4%)
Autos (1.6%)
(b) Daimler Chrysler Auto, 3.77%, 10/11/05	3,000,000	2,997,487

Federal Government & Agencies (1.0%)
(b) Federal Home Loan, 3.68%, 12/20/05	1,800,000	1,785,294

Finance Lessors (1.6%)
Thunder Bay Funding, Inc., 3.75%, 10/18/05	3,000,000	2,995,313

Personal Credit Institutions (1.5%)
Rabobank Financial Corp., 3.87%, 10/3/05	2,700,000	2,700,000
Security Brokers and Dealers (1.7%)
Morgan Stanley Dean Witter, 3.75%, 10/7/05	3,000,000	2,998,749
Total Money Market Investments (Cost $13,477,178)		13,476,843
Total Investments (100.9%) (Cost $160,640,211)(a)		184,901,245
Other Assets, Less Liabilities (-0.9%)		(1,623,783)
Total Net Assets (100.0%)		183,277,462

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $160,640,211 and the net unrealized appreciation of investments based on that cost was $24,261,035 which is comprised of $27,094,203 aggregate gross unrealized appreciation and $2,833,168 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Midcap 400 Index Futures (Long) (Total notional value at 9/30/05, $4,700,725)	13	12/05	$(16,175)

The Accompanying Notes are an Integral Part of the Financial Statements.

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks. Investing in medium company stocks involves a greater degree of risk than investing in large company stocks.

International Equity Funds

Asset Allocation 9/30/05

Asset Allocation is based on percentage of equities.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Equity Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,077.90	$7.22
Hypothetical (5% return before expenses)	$1,000.00	$1,017.82	$7.01

International Equity Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,074.40	$11.02
Hypothetical (5% return before expenses)	$1,000.00	$1,014.14	$10.70

*	Expenses are equal to the annualized expense ratio of 1.39% for Class A shares, 2.13% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

September 30, 2005

International Equity Fund

Schedule of Investments 9/30/05 (Unaudited)

	Country	Shares/Par	$ Value
Foreign Common Stock (98.2%)
Consumer Discretionary (10.8%)
Accor SA	France	35,700	1,808,612
British Sky Broadcasting Group PLC	United Kingdom	258,750	2,565,715
Compass Group PLC	United Kingdom	314,150	1,146,261
Fuji Photo Film Co., Ltd.	Japan	33,900	1,118,634
GKN PLC	United Kingdom	442,090	2,305,244
Koninklijke (Royal) Philips Electronics NV	Netherlands	95,717	2,551,521
Michelin SA - Class B	France	33,410	1,968,924
Pearson PLC	United Kingdom	164,440	1,917,102
Reed Elsevier NV	Netherlands	137,730	1,906,302
Sony Corp.	Japan	50,400	1,658,655
Valeo SA	France	20,532	856,007
VNU NV	Netherlands	35,390	1,115,767
Volkswagen AG	Germany	44,480	2,745,719
Wolters Kluwer NV	Netherlands	21,540	402,011
Total			24,066,474

Consumer Staples (3.5%)
Boots Group PLC	United Kingdom	129,500	1,394,064
Cadbury Schweppes PLC	United Kingdom	232,230	2,349,994
†Nestle SA	Switzerland	8,330	2,450,638
Unilever PLC	United Kingdom	164,590	1,723,763
Total			7,918,459

Energy (6.6%)
†BP PLC	United Kingdom	222,790	2,641,984
†ENI SPA	Italy	87,970	2,614,935
Repsol YPF SA	Spain	106,100	3,448,709
Royal Dutch Shell	United Kingdom	87,145	3,018,614
SBM Offshore NV	Netherlands	24,160	2,021,518
†Total SA	France	3,970	1,083,145
Total			14,828,905

Financials (20.7%)
ACE, Ltd.	Bermuda	49,460	2,328,082
Australia & New Zealand Banking Group, Ltd.	Australia	19,230	352,440
AXA SA	France	99,719	2,745,967

	Country	Shares/Par	$ Value
Financials (continued)
*Banca Nazionale Del Lavora SPA	Italy	335,109	1,078,745
Banco Santander Central Hispano SA	Spain	193,870	2,554,771
Cheung Kong Holdings, Ltd.	Hong Kong	223,000	2,518,101
DBS Group Holdings, Ltd.	Singapore	256,000	2,394,081
HSBC Holdings PLC	United Kingdom	115,600	1,882,025
†ING Groep NV	Netherlands	92,130	2,755,309
†Kookmin Bank	South Korea	47,000	2,785,489
Lloyds TSB Group PLC	United Kingdom	242,970	2,007,345
National Australia Bank, Ltd.	Australia	110,312	2,784,124
Nomura Holdings, Inc.	Japan	72,200	1,121,795
Nordea Bank AB	Sweden	179,410	1,798,847
Nordea Bank AB - FDR	Sweden	195,030	1,946,942
Riunione ADRiatica DI Sicurta SPA	Italy	96,015	2,192,504
Royal Bank of Scotland Group PLC	United Kingdom	64,040	1,822,887
Sompo Japan Insurance, Inc.	Japan	236,000	3,129,591
Standard Chartered PLC	United Kingdom	79,550	1,721,151
Swire Pacific, Ltd. - Class A	Hong Kong	166,000	1,528,884
Swire Pacific, Ltd. - Class B	Hong Kong	598,500	1,053,079
*Swiss Reinsurance Co.	Switzerland	36,590	2,412,372
XL Capital, Ltd. - Class A	Bermuda	20,300	1,381,009
Total			46,295,540

Health Care (5.5%)
*CK Life Sciences International, Inc.	Hong Kong	2,560	350
Glaxosmithkline PLC	United Kingdom	77,740	1,983,180

	Country	Shares/Par	$ Value
Health Care (continued)
Olympus Corp.	Japan	49,000	1,087,304
Ono Pharmaceutical Co., Ltd.	Japan	19,700	919,472
SANOFI-AVENTIS	France	34,683	2,874,820
Shire Pharmaceuticals Group PLC	United Kingdom	238,840	2,913,357
†Takeda Pharmaceutical Co.	Japan	43,300	2,586,793
Total			12,365,276

Industrials (16.2%)
Adecco SA	Switzerland	26,660	1,222,111
† Atlas Copco AB	Sweden	141,990	2,760,116
BAE Systems PLC	United Kingdom	732,000	4,448,260
*British Airways PLC	United Kingdom	267,250	1,384,099
Deutsche Post AG	Germany	128,710	3,019,787
East Japan Railway Co.	Japan	233	1,332,133
Empresa Brasiliera de Aeronautica SA, ADR	Brazil	31,570	1,218,602
Hutchison Whampoa, Ltd.	Hong Kong	233,000	2,411,769
KCI Konecranes International PLC	Finland	35,290	1,638,074
Rentokil Initial PLC	United Kingdom	570,460	1,667,704
*Rolls Royce Group PLC	United Kingdom	408,530	2,699,398
Securitas AB - Class B	Sweden	135,450	2,102,839
Smiths Group PLC	United Kingdom	102,720	1,742,714
Societe Bic SA	France	18,578	1,102,457
Toto, Ltd.	Japan	180,000	1,429,328
*Vestas Wind Systems A/S	Denmark	178,413	4,323,626
†Volvo AB - Class B	Sweden	40,900	1,788,056
Total			36,291,073

Information Technology (7.6%)
*Celestica, Inc.	Canada	87,600	983,481
*Check Point Software Technologies, Ltd.	Israel	81,590	1,984,269

	Country	Shares/Par	$ Value
Information Technology (continued)
Compal Electronics, Inc.	Taiwan	1,205,070	1,189,256
Hitachi, Ltd.	Japan	256,000	1,623,999
LITE-ON Technology Corp.	Taiwan	989,000	1,104,171
Mabuchi Motor Co., Ltd.	Japan	17,300	854,773
Nintendo Co., Ltd.	Japan	13,800	1,612,070
Samsung Electronics Co., Ltd.	South Korea	9,830	5,549,725
Toshiba Corp.	Japan	493,000	2,174,872
Total			17,076,616

Materials (11.2%)
Akzo Nobel NV	Netherlands	51,780	2,264,284
Alcan, Inc.	Canada	88,390	2,806,455
Alumina, Ltd.	Australia	405,550	1,892,256
†BASF AG	Germany	44,220	3,334,280
Bayer AG	Germany	56,770	2,086,880
BHP Billiton, Ltd.	Australia	174,510	2,965,136
Cia Vale DO Rio Doce Spon, ADR	Brazil	87,150	3,391,007
Domtar, Inc.	Canada	97,740	629,087
Norske Skogindustrier ASA	Norway	123,180	1,826,658
*Norske Skogindustrier Rights	Norway	123,180	217,122
Stora Enso OYJ - Class R	Finland	141,510	1,951,796
UPM-KYMMENE Corp.	Finland	84,760	1,701,478
Total			25,066,439

Telecommunication Services (9.2%)
BCE, Inc.	Canada	91,050	2,498,658
Chunghwa Telecom Co., Ltd., ADR	Taiwan	60,100	1,112,451
KT Corp., ADR	South Korea	82,460	1,855,350
Nippon Telegraph and Telephone Corp.	Japan	414	2,038,221
Portugal Telecom SA	Portugal	135,250	1,239,288

September 30, 2005

	Country	Shares/Par	$ Value
Telecommunication Services (continued)
SK Telecom, Ltd., ADR	South Korea	69,330	1,514,167
Telefonica SA, ADR	Spain	56,360	2,779,675
Telefonos De Mexico SA, ADR	Mexico	110,560	2,351,611
Telenor ASA	Norway	258,370	2,316,669
†Vodafone Group PLC	United Kingdom	1,082,090	2,826,502
Total			20,532,592

Utilities (6.9%)
E.On AG	Germany	31,420	2,895,285
Endesa SA	Spain	44,630	1,198,308
Hong Kong Electric Holdings, Ltd.	Hong Kong	332,248	1,642,449
†Iberdrola SA	Spain	82,830	2,323,236
Korea Electric Power Corp.	South Korea	48,010	1,641,052
National Grid Transco PLC	United Kingdom	205,232	1,929,749
Suez SA	France	129,390	3,751,777
Total			15,381,856
Total Foreign Common Stock (Cost $148,554,168)			219,823,230

Money Market Investment (1.7%)
Personal Credit Institutions (0.3%)
Rabobank Financial Corp., 3.88%, 10/3/05		700,000	700,000

Short Term Business Credit (1.4%)
Sheffield Receivables, 3.70%, 10/11/05		3,000,000	2,997,547
Total Money Market Investment (Cost $3,697,547)			3,697,547
Total Investments (99.9%) (Cost $152,251,715)(a)			223,520,777
Other Assets, Less Liabilities (0.1%)			165,965
Total Net Assets (100.0%)			223,686,742

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $152,251,715 and the net unrealized appreciation of investments based on that cost was $71,269,062 which is comprised of $73,765,361 aggregate gross unrealized appreciation and $2,496,299 aggregate gross unrealized depreciation.

Investment Percentage by Country:
United Kingdom	21.5%
Japan	10.2%
France	7.2%
Germany	6.3%
South Korea	6.0%
Netherlands	5.8%
Spain	5.5%
Other	37.5%
Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Index 400 Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on equities.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index 400 Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,090.30	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.49

Index 400 Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,086.80	$7.14
Hypothetical (5% return before expenses)	$1,000.00	$1,017.92	$6.91

*	Expenses are equal to the annualized expense ratio of 0.69% for Class A shares, 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

September 30, 2005

Index 400 Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value

Common Stocks (92.8%)
Consumer Discretionary (15.5%)
*99 Cents Only Stores	9,200	85,100
Abercrombie & Fitch Co. - Class A	16,600	827,510
*Advance Auto Parts, Inc.	20,700	800,676
*Aeropostale, Inc.	10,600	225,250
American Eagle Outfitters, Inc.	23,400	550,602
American Greetings Corp. - Class A	13,200	361,680
*AnnTaylor Stores Corp.	14,000	371,700
Applebee’s International, Inc.	15,600	322,764
ArvinMeritor, Inc.	13,475	225,302
Bandag, Inc.	2,200	94,292
Barnes & Noble, Inc.	10,800	407,160
Belo Corp. - Class A	19,000	434,340
Blyth, Inc.	5,600	124,824
Bob Evans Farms, Inc.	6,800	154,428
Borders Group, Inc.	13,600	301,512
BorgWarner, Inc.	10,800	609,768
Boyd Gaming Corp.	8,800	379,456
Brinker International, Inc.	17,050	640,398
Callaway Golf Co.	12,500	188,625
*Career Education Corp.	19,700	700,532
*CarMax, Inc.	20,000	625,400
Catalina Marketing Corp.	8,500	193,290
CBRL Group, Inc.	9,000	302,940
*The Cheesecake Factory, Inc.	15,000	468,600
*Chico’s FAS, Inc.	34,600	1,273,280
Claire’s Stores, Inc.	19,000	458,470
*Corinthian Colleges, Inc.	17,500	232,225
*DeVry, Inc.	11,200	213,360
*Dollar Tree Stores, Inc.	20,850	451,403
*Education Management Corp.	11,800	380,432
*Emmis Communications Corp. - Class A	5,680	125,471
*Entercom Communications Corp. - Class A	7,400	233,766
Foot Locker, Inc.	30,100	660,394
Furniture Brands International, Inc.	10,200	183,906
Gentex Corp.	29,900	520,260
GTECH Holdings Corp.	22,100	708,526
Harman International Industries, Inc.	11,500	1,176,105
Harte-Hanks, Inc.	11,050	292,052
*Hovnanian Enterprises, Inc. - Class A	6,900	353,280
International Speedway Corp. - Class A	6,800	356,796

	Shares/Par	$ Value
Consumer Discretionary (continued)
*ITT Educational Services, Inc.	8,900	439,215
*Krispy Kreme Doughnuts, Inc.	11,900	74,494
*Laureate Education, Inc.	9,451	462,815
Lear Corp.	12,900	438,213
Lee Enterprises, Inc.	8,700	369,576
Lennar Corp. - Class A	25,700	1,535,832
Media General, Inc. - Class A	4,600	266,846
Michaels Stores, Inc.	26,000	859,560
Modine Manufacturing Co.	5,700	209,076
*Mohawk Industries, Inc.	10,000	802,500
The Neiman Marcus Group, Inc. - Class A	9,400	939,530
*O’Reilly Automotive, Inc.	19,000	535,420
Outback Steakhouse, Inc.	11,900	435,540
*Pacific Sunwear of California, Inc.	14,400	308,736
*Payless ShoeSource, Inc.	12,921	224,825
PETsMART, Inc.	27,600	601,128
Pier 1 Imports, Inc.	16,500	185,955
Polo Ralph Lauren Corp.	11,600	583,480
The Reader’s Digest Association, Inc. - Class A	19,100	305,027
Regis Corp.	8,600	325,252
*Rent-A-Center, Inc.	12,600	243,306
Ross Stores, Inc.	28,300	670,710
Ruby Tuesday, Inc.	12,400	269,824
The Ryland Group, Inc.	9,000	615,780
*Saks, Inc.	26,800	495,800
*Scholastic Corp.	6,700	247,632
*Sotheby’s Holdings, Inc. - Class A	6,200	103,664
Thor Industries, Inc.	6,700	227,800
*The Timberland Co. - Class A	10,300	347,934
*Toll Brothers, Inc.	18,100	808,527
Tupperware Corp.	10,200	232,356
*Urban Outfitters, Inc.	18,600	546,840
*Valassis Communications, Inc.	9,600	374,208
The Washington Post Co. - Class B	800	642,000
Westwood One, Inc.	14,800	294,372
*Williams-Sonoma, Inc.	22,300	855,205
Total		33,894,853

Consumer Staples (3.2%)
*BJ’s Wholesale Club, Inc.	13,100	364,180
Church & Dwight Co., Inc.	12,150	448,821
*Dean Foods Co.	28,937	1,124,492
*Energizer Holdings, Inc.	13,700	776,790
Hormel Foods Corp.	13,500	445,365

	Shares/Par	$ Value
Consumer Staples (continued)
The J.M. Smucker Co.	11,180	542,677
Lancaster Colony Corp.	5,000	215,000
PepsiAmericas, Inc.	13,700	311,401
Ruddick Corp.	8,200	189,010
*Smithfield Foods, Inc.	16,900	501,592
Tootsie Roll Industries, Inc.	5,863	186,150
Universal Corp.	4,900	190,267
Whole Foods Market, Inc.	12,500	1,680,625
Total		6,976,370

Energy (8.4%)
Arch Coal, Inc.	12,200	823,500
*Cooper Cameron Corp.	10,500	776,265
*Denbury Resources, Inc.	10,900	549,796
ENSCO International, Inc.	29,100	1,355,769
*FMC Technologies, Inc.	13,299	560,021
*Forest Oil Corp.	9,900	515,790
*Grant Prideco, Inc.	23,900	971,535
*Hanover Compressor Co.	17,200	238,392
Helmerich & Payne, Inc.	9,800	591,822
*Newfield Exploration Co.	24,300	1,193,130
Noble Energy, Inc.	33,400	1,566,460
Overseas Shipholding Group, Inc.	5,700	332,481
Patterson-UTI Energy, Inc.	32,600	1,176,208
Peabody Energy Corp.	20,300	1,712,305
Pioneer Natural Resources Co.	27,600	1,515,792
*Plains Exploration & Production Co.	14,900	638,018
Pogo Producing Co.	11,700	689,598
*Pride International, Inc.	25,800	735,558
Smith International, Inc.	40,800	1,359,048
Tidewater, Inc.	11,700	569,439
Western Gas Resources, Inc.	10,500	537,915
Total		18,408,842

Financials (16.7%)
A.G. Edwards, Inc.	14,800	648,388
*Allmerica Financial Corp.	10,300	423,742
AMB Property Corp.	16,100	722,890
American Financial Group, Inc.	7,500	254,475
*AmeriCredit Corp.	28,400	677,908
AmerUs Group Co.	7,500	430,275
Arthur J. Gallagher & Co.	17,900	515,699
Associated Banc-Corp.	24,511	747,095
Astoria Financial Corp.	17,600	464,992
Bank of Hawaii Corp.	10,100	497,122
Brown & Brown, Inc.	10,600	526,714
City National Corp.	7,900	553,711

	Shares/Par	$ Value

Financials (continued)
The Colonial BancGroup, Inc.	29,800	667,520
Commerce Bancorp, Inc.	31,100	954,459
Cullen/Frost Bankers, Inc.	8,700	429,258
Developers Diversified Realty Corp.	20,800	971,360
Eaton Vance Corp.	25,300	627,946
Everest Re Group, Ltd.	10,800	1,057,320
Fidelity National Financial, Inc.	33,213	1,478,643
First American Corp.	14,900	680,483
FirstMerit Corp.	16,100	431,319
Greater Bay Bancorp	9,800	241,472
HCC Insurance Holdings, Inc.	20,150	574,880
Highwoods Properties, Inc.	10,300	303,953
Horace Mann Educators Corp.	8,200	162,196
Hospitality Properties Trust	12,000	514,320
Independence Community Bank Corp.	13,900	473,851
IndyMac Bancorp, Inc.	12,000	474,960
Investors Financial Services Corp.	12,800	421,120
Jefferies Group, Inc.	8,700	378,885
*LaBranche & Co., Inc.	10,500	91,245
Legg Mason, Inc.	21,100	2,314,459
Leucadia National Corp.	15,500	668,050
Liberty Property Trust	16,700	710,418
The Macerich Co.	11,400	740,316
Mack-Cali Realty Corp.	9,900	444,906
Mercantile Bankshares Corp.	15,300	824,364
Mercury General Corp.	6,800	407,932
New Plan Excel Realty Trust, Inc.	19,800	454,410
New York Community Bancorp, Inc.	42,788	701,723
Ohio Casualty Corp.	12,000	325,440
Old Republic International Corp.	35,100	936,117
The PMI Group, Inc.	18,000	717,660
Protective Life Corp.	13,400	551,812
Radian Group, Inc.	16,500	876,150
Raymond James Financial, Inc.	11,100	356,532
Rayonier, Inc.	9,605	553,440
Regency Centers Corp.	12,100	695,145
SEI Investments Co.	12,200	458,476
StanCorp Financial Group, Inc.	5,400	454,680
*SVB Financial Group	6,800	330,752
TCF Financial Corp.	22,300	596,525
Texas Regional Bancshares, Inc. - Class A	7,900	227,441
United Dominion Realty Trust, Inc.	26,300	623,310

September 30, 2005

	Shares/Par	$ Value
Financials (continued)
Unitrin, Inc.	9,000	427,140
W.R. Berkley Corp.	21,375	843,885
Waddell & Reed Financial, Inc. - Class A	16,100	311,696
Washington Federal, Inc.	16,634	375,263
Webster Financial Corp.	10,300	463,088
Weingarten Realty Investors	15,400	582,890
Westamerica Bancorporation	6,300	325,395
Wilmington Trust Corp.	13,000	473,850
Total		36,171,466

Health Care (11.1%)
*Advanced Medical Optics, Inc.	12,492	474,071
*Apria Healthcare Group, Inc.	9,400	299,954
*Barr Pharmaceuticals, Inc.	15,675	860,871
Beckman Coulter, Inc.	11,900	642,362
*Cephalon, Inc.	11,100	515,262
*Charles River Laboratories International, Inc.	13,800	601,956
*Community Health Systems, Inc.	8,900	345,409
*Covance, Inc.	12,100	580,679
*Cytyc Corp.	21,900	588,015
DENTSPLY International, Inc.	13,600	734,672
*Edwards Lifesciences Corp.	11,400	506,274
*Gen-Probe, Inc.	9,700	479,665
*Health Net, Inc.	21,600	1,022,112
*Henry Schein, Inc.	16,700	711,754
Hillenbrand Industries, Inc.	10,600	498,730
*INAMED Corp.	6,900	522,192
*Intuitive Surgical, Inc.	6,700	491,043
*Invitrogen Corp.	10,000	752,300
*IVAX Corp.	38,400	1,012,224
*LifePoint Hospitals, Inc.	9,000	393,570
*Lincare Holdings, Inc.	19,000	779,950
*Martek Biosciences Corp.	6,100	214,293
*Millennium Pharmaceuticals, Inc.	59,100	551,403
Omnicare, Inc.	20,200	1,135,846
*PacifiCare Health Systems, Inc.	16,700	1,332,326
*Par Pharmaceutical Companies, Inc.	6,600	175,692
*Patterson Companies, Inc.	26,400	1,056,792
Perrigo Co.	16,000	228,960
*Protein Design Labs, Inc.	20,400	571,200
*Renal Care Group, Inc.	13,050	617,526
*Sepracor, Inc.	20,100	1,185,699
STERIS Corp.	13,300	316,407
*Techne Corp.	7,400	421,652
*Triad Hospitals, Inc.	16,514	747,589

	Shares/Par	$ Value
Health Care (continued)
Universal Health Services, Inc. - Class B	11,200	533,456
Valeant Pharmaceuticals International	17,800	357,424
*Varian, Inc.	6,200	212,784
*Varian Medical Systems, Inc.	25,400	1,003,554
*VCA Antech, Inc.	13,600	347,072
*Vertex Pharmaceuticals, Inc.	17,900	400,065
Total		24,222,805

Industrials (11.9%)
Adesa, Inc.	17,200	380,120
*AGCO Corp.	17,400	316,680
*AirTran Holdings, Inc.	16,700	211,422
*Alaska Air Group, Inc.	4,600	133,676
Alexander & Baldwin, Inc.	8,400	447,216
*Alliant Techsystems, Inc.	7,100	530,015
AMETEK, Inc.	13,400	575,798
Banta Corp.	4,800	244,272
The Brink’s Co.	10,900	447,554
C.H. Robinson Worldwide, Inc.	16,400	1,051,568
Carlisle Companies, Inc.	6,000	381,420
*ChoicePoint, Inc.	17,333	748,266
CNF, Inc.	10,100	530,250
*Copart, Inc.	13,300	317,471
The Corporate Executive Board Co.	7,900	616,042
Crane Co.	9,800	291,452
Deluxe Corp.	9,700	389,552
Donaldson Co., Inc.	13,200	402,996
*The Dun & Bradstreet Corp.	13,100	862,897
*Dycom Industries, Inc.	9,400	190,068
Expeditors International of Washington, Inc.	20,500	1,163,990
Fastenal Co.	11,700	714,753
Federal Signal Corp.	9,300	158,937
*Flowserve Corp.	10,600	385,310
GATX Corp.	9,600	379,680
Graco, Inc.	13,300	455,924
Granite Construction, Inc.	6,200	237,088
Harsco Corp.	8,000	524,560
Herman Miller, Inc.	13,500	409,050
HNI Corp.	9,300	560,046
Hubbell, Inc. - Class B	11,800	553,774
J.B. Hunt Transport Services, Inc.	21,600	410,616
*Jacobs Engineering Group, Inc.	11,000	741,400
*JetBlue Airways Corp.	17,650	310,640
Joy Global, Inc.	15,400	777,084

	Shares/Par	$ Value
Industrials (continued)
Kelly Services, Inc. - Class A	3,600	110,376
Kennametal, Inc.	7,300	357,992
*Korn/Ferry International	5,800	95,062
Manpower, Inc.	17,300	767,947
Nordson Corp.	5,600	212,968
Pentair, Inc.	19,500	711,750
Precision Castparts Corp.	25,400	1,348,739
*Quanta Services, Inc.	14,900	190,124
Republic Services, Inc.	23,200	818,728
Rollins, Inc.	5,650	110,288
*Sequa Corp. - Class A	1,200	70,800
SPX Corp.	14,400	661,680
*Stericycle, Inc.	8,500	485,775
*Swift Transportation Co., Inc.	10,000	177,000
Tecumseh Products Co. - Class A	3,500	75,320
Teleflex, Inc.	7,000	493,500
*Thomas & Betts Corp.	11,500	395,715
The Timken Co.	17,500	518,525
Trinity Industries, Inc.	7,100	287,479
*United Rentals, Inc.	12,900	254,259
Werner Enterprises, Inc.	9,175	158,636
*Yellow Roadway Corp.	11,000	455,620
York International Corp.	8,100	454,167
Total		26,064,037

Information Technology (14.0%)
*3Com Corp.	73,700	300,696
*Activision, Inc.	38,733	792,090
Acxiom Corp.	16,900	316,368
ADTRAN, Inc.	11,700	368,550
*Advent Software, Inc.	4,300	115,842
*Alliance Data Systems Corp.	9,600	375,840
Amphenol Corp. - Class A	16,900	681,746
*Anteon International Corp.	6,200	265,112
*Arrow Electronics, Inc.	22,600	708,736
*Atmel Corp.	81,200	167,272
*Avnet, Inc.	27,800	679,710
*Avocent Corp.	9,500	300,580
*The BISYS Group, Inc.	23,200	311,576
*Cabot Microelectronics Corp.	4,785	140,583
*Cadence Design Systems, Inc.	52,700	851,632
CDW Corp.	12,200	718,824
*Ceridian Corp.	28,800	597,600
Certegy, Inc.	11,900	476,238
*CheckFree Corp.	15,500	586,210
*Cognizant Technology Solutions Corp. - Class A	26,000	1,211,340

	Shares/Par	$ Value

Information Technology (continued)
* CommScope, Inc.	9,200	159,528
*Credence Systems Corp.	17,600	140,448
*Cree, Inc.	14,400	360,288
*CSG Systems International, Inc.	9,700	210,587
*Cypress Semiconductor Corp.	25,300	380,765
Diebold, Inc.	13,700	472,102
*DST Systems, Inc.	13,100	718,273
*F5 Networks, Inc.	7,200	312,984
Fair Isaac Corp.	12,950	580,160
*Fairchild Semiconductor International, Inc.	23,000	341,780
*Gartner, Inc.	11,600	135,604
Harris Corp.	25,600	1,070,080
Imation Corp.	6,500	278,655
*Integrated Device Technology, Inc.	37,620	404,039
*International Rectifier Corp.	12,400	558,992
Intersil Corp. - Class A	29,400	640,332
Jack Henry & Associates, Inc.	13,700	265,780
*Keane, Inc.	9,500	108,585
*KEMET Corp.	16,600	139,108
*Lam Research Corp.	26,600	810,502
*Lattice Semiconductor Corp.	21,800	93,304
*LTX Corp.	11,800	49,796
*Macromedia, Inc.	14,400	585,648
*Macrovision Corp.	9,700	185,270
*McAfee, Inc.	31,200	980,304
*McDATA Corp. - Class A	30,300	158,772
*MEMC Electronic Materials, Inc.	25,300	576,587
*Mentor Graphics Corp.	15,000	129,000
*Micrel, Inc.	12,600	141,498
Microchip Technology, Inc.	40,000	1,204,800
MoneyGram International, Inc.	16,600	360,386
*MPS Group, Inc.	19,900	234,820
National Instruments Corp.	10,350	255,024
*Newport Corp.	7,700	107,261
Plantronics, Inc.	9,000	277,290
*Plexus Corp.	8,300	141,847
*Polycom, Inc.	18,800	303,996
*Powerwave Technologies, Inc.	21,100	274,089
The Reynolds and Reynolds Co. - Class A	10,000	274,100
*RF Micro Devices, Inc.	36,100	203,965
*RSA Security, Inc.	13,700	174,127
*SanDisk Corp.	34,800	1,679,100
*Semtech Corp.	14,200	233,874
*Silicon Laboratories, Inc.	7,200	218,808

September 30, 2005

	Shares/Par	$ Value
Information Technology (continued)
*SRA International, Inc. - Class A	6,400	227,072
*Sybase, Inc.	17,200	402,824
*Synopsys, Inc.	27,600	521,640
*Tech Data Corp.	11,300	414,823
*Transaction Systems Architects, Inc. - Class A	6,400	178,240
*TriQuint Semiconductor, Inc.	26,637	93,762
*UTStarcom, Inc.	17,900	146,243
*Vishay Intertechnology, Inc.	34,600	413,470
*Western Digital Corp.	40,900	528,837
* Wind River Systems, Inc.	14,200	183,606
*Zebra Technologies Corp. - Class A	13,850	541,397
Total		30,550,717

Materials (4.1%)
Airgas, Inc.	12,600	373,338
Albemarle Corp.	8,900	335,530
Bowater, Inc.	10,700	302,489
Cabot Corp.	12,100	399,421
Chemtura Corp.	44,778	556,143
Cytec Industries, Inc.	7,700	334,026
Ferro Corp.	8,000	146,560
*FMC Corp.	7,200	411,984
Glatfelter	5,800	81,722
Longview Fibre Co.	9,800	191,002
The Lubrizol Corp.	13,000	563,290
Lyondell Chemical Co.	37,200	1,064,664
Martin Marietta Materials, Inc.	8,900	698,294
Minerals Technologies, Inc.	3,900	223,119
Olin Corp.	13,700	260,163
Packaging Corp. of America	11,800	229,038
Potlatch Corp.	5,600	291,872
RPM International, Inc.	22,600	415,840
The Scotts Miracle-Gro Co. - Class A	4,200	369,306
Sensient Technologies Corp.	9,100	172,445
Sonoco Products Co.	19,100	521,621
Steel Dynamics, Inc.	7,100	241,116
The Valspar Corp.	19,600	438,256
Worthington Industries, Inc.	13,700	288,111
Total		8,909,350

Telecommunication Services (0.4%)
*Cincinnati Bell, Inc.	47,200	208,152
Telephone and Data Systems, Inc.	19,700	768,300
Total		976,452

	Shares/Par	$ Value
Utilities (7.5%)
AGL Resources, Inc.	14,800	549,228
Alliant Energy Corp.	22,300	649,599
Aqua America, Inc.	18,425	700,519
*Aquila, Inc.	71,700	283,932
Black Hills Corp.	6,200	268,894
DPL, Inc.	24,300	675,540
Duquesne Light Holdings, Inc.	14,900	256,429
Energy East Corp.	28,300	712,877
Equitable Resources, Inc.	23,400	914,004
Great Plains Energy, Inc.	14,300	427,713
Hawaiian Electric Industries, Inc.	15,500	432,140
IDACORP, Inc.	8,100	244,053
MDU Resources Group, Inc.	22,700	809,255
National Fuel Gas Co.	14,000	478,800
Northeast Utilities	24,800	494,760
NSTAR	20,500	592,860
OGE Energy Corp.	17,300	486,130
ONEOK, Inc.	19,600	666,792
Pepco Holdings, Inc.	36,200	842,374
PNM Resources, Inc.	13,300	381,311
Puget Energy, Inc.	19,200	450,816
Questar Corp.	16,300	1,436,356
SCANA Corp.	21,800	920,832
*Sierra Pacific Resouces	22,558	334,986
Vectren Corp.	14,600	413,910
Westar Energy, Inc.	16,600	400,558
WGL Holdings, Inc.	9,300	298,809
Wisconsin Energy Corp.	22,500	898,200
WPS Resources Corp.	7,300	421,940
Total		16,443,617
Total Common Stocks (Cost $153,427,552)		202,618,509

Money Market Investments (7.1%)
Federal Government & Agencies (0.7%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	1,600,000	1,585,584

Finance Lessors (1.4%)
(b) Ranger Funding Co. LLC, 3.80%, 11/2/05	3,000,000	2,990,500

Finance Services (1.4%)
(b) Preferred Receivable Funding, 3.75%, 10/18/05	3,000,000	2,995,313

	Shares/Par	$ Value
Personal Credit Institutions (0.9%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	2,000,000	2,000,000

Security Brokers and Dealers (1.3%)
(b) Morgan Stanley Dean Witter, 3.81%, 10/7/05	3,000,000	2,998,730
Short Term Business Credit (1.4%)
(b) Sheffield Receivables, 3.74%, 10/4/05	3,000,000	2,999,688
Total Money Market Investments (Cost $15,570,394)		15,569,815
Total Investments (99.9%) (Cost $168,997,946)(a)		218,188,324
Other Assets, Less Liabilities (0.1%)		167,495
Total Net Assets (100.0%)		218,355,819

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $168,997,946 and the net unrealized appreciation of investments based on that cost was $49,190,378 which is comprised of $57,602,614 aggregate gross unrealized appreciation and $8,412,236 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Midcap 400 Index Futures (Long) (Total notional value at 9/30/05, $15,526,900)	43	12/05	$(31,850)

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Growth Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on net assets.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,057.70	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.32	$6.51

Growth Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,053.50	$9.99
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

Growth Stock Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,054.30	$9.99
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

*	Expenses are equal to the annualized expense ratio of 1.29% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Growth Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Common Stocks (93.7%)
Consumer Discretionary (15.6%)
*Bed Bath & Beyond, Inc.	13,600	546,448
Best Buy Co., Inc.	21,600	940,248
Carnival Corp.	26,400	1,319,472
*eBay, Inc.	17,100	704,520
Federated Department Stores, Inc.	13,900	929,493
Fortune Brands, Inc.	29,000	2,358,570
Harley-Davidson, Inc.	13,500	653,940
J. C. Penney Co., Inc.	36,800	1,745,056
*Kohl’s Corp.	18,800	943,384
Lowe’s Companies, Inc.	22,800	1,468,320
McDonald’s Corp.	20,000	669,800
The McGraw-Hill Companies, Inc.	35,400	1,700,616
News Corp. - Class A	74,100	1,155,219
NIKE, Inc. - Class B	15,500	1,266,040
Omnicom Group, Inc.	9,200	769,396
Staples, Inc.	62,200	1,326,104
Starwood Hotels & Resorts Worldwide, Inc.	23,000	1,314,910
Target Corp.	51,200	2,658,816
Time Warner, Inc.	43,600	789,596
Total		23,259,948

Consumer Staples (7.1%)
Altria Group, Inc.	29,400	2,167,074
CVS Corp.	47,500	1,377,975
PepsiCo, Inc.	37,880	2,148,175
The Procter & Gamble Co.	31,300	1,861,098
Wal-Mart Stores, Inc.	40,200	1,761,564
Walgreen Co.	29,700	1,290,465
Total		10,606,351

Energy (7.9%)
ConocoPhillips	27,686	1,935,528
EOG Resources, Inc.	33,300	2,494,170
Exxon Mobil Corp.	46,784	2,972,656
Halliburton Co.	29,300	2,007,636
Noble Corp.	22,700	1,554,042
Valero Energy Corp.	6,700	757,502
Total		11,721,534

Financials (12.6%)
American Express Co.	23,900	1,372,816
American International Group, Inc.	30,300	1,877,388
Capital One Financial Corp.	13,100	1,041,712
Citigroup, Inc.	35,400	1,611,408
Genworth Financial, Inc.	46,000	1,483,040
The Goldman Sachs Group, Inc.	11,000	1,337,380
Legg Mason, Inc.	10,600	1,162,714

	Shares/Par	$ Value
Financials (continued)
Lehman Brothers Holdings, Inc.	12,700	1,479,296
Principal Financial Group, Inc.	21,100	999,507
Prudential Financial, Inc.	33,200	2,242,992
SLM Corp.	12,300	659,772
U.S. Bancorp	37,300	1,047,384
Wachovia Corp.	22,100	1,051,739
Wells Fargo & Co.	25,000	1,464,250
Total		18,831,398

Health Care (17.6%)
Abbott Laboratories	41,800	1,772,320
*Aetna, Inc.	20,700	1,783,098
*Amgen, Inc.	39,300	3,131,031
*Caremark Rx, Inc.	33,300	1,662,669
Eli Lilly and Co.	20,900	1,118,568
*Fisher Scientific International, Inc.	21,900	1,358,895
*Genentech, Inc.	18,900	1,591,569
*Gilead Sciences, Inc.	26,200	1,277,512
Johnson & Johnson	38,000	2,404,640
Medtronic, Inc.	32,500	1,742,650
Novartis AG, ADR	13,400	683,400
Pfizer, Inc.	73,300	1,830,301
*St. Jude Medical, Inc.	37,500	1,755,000
Teva Pharmaceutical Industries, Ltd., ADR	43,200	1,443,744
*UnitedHealth Group, Inc.	29,400	1,652,280
*Zimmer Holdings, Inc.	16,300	1,122,907
Total		26,330,584

Industrials (8.8%)
American Standard Companies, Inc.	72,000	3,351,600
Caterpillar, Inc.	17,600	1,034,000
Danaher Corp.	20,300	1,092,749
Emerson Electric Co.	15,100	1,084,180
FedEx Corp.	23,700	2,064,981
General Electric Co.	134,200	4,518,514
Total		13,146,024

Information Technology (22.1%)
*Accenture, Ltd. - Class A	49,800	1,267,908
*Advanced Micro Devices, Inc.	32,500	819,000
*Affiliated Computer Services, Inc. - Class A	24,300	1,326,780
*Amdocs, Ltd.	38,500	1,067,605
*ASML Holding N.V.	83,100	1,371,981
*Broadcom Corp. - Class A	37,800	1,773,198
*Cisco Systems, Inc.	103,200	1,850,376

September 30, 2005

	Shares/Par	$ Value
Information Technology (continued)
*Dell, Inc.	69,800	2,387,160
*Electronic Arts, Inc.	24,800	1,410,872
First Data Corp.	31,800	1,272,000
*Google, Inc. - Class A	4,200	1,329,132
Intel Corp.	65,900	1,624,435
International Business Machines Corp.	20,400	1,636,488
*Juniper Networks, Inc.	28,700	682,773
Maxim Integrated Products, Inc.	19,600	835,940
Microsoft Corp.	109,300	2,812,288
National Semiconductor Corp.	54,100	1,422,830
*Oracle Corp.	101,500	1,257,585
QUALCOMM, Inc.	36,400	1,628,900
Telefonaktiebolaget LM Ericsson, ADR	32,000	1,178,880
Texas Instruments, Inc.	54,000	1,830,600
*VeriSign, Inc.	39,900	852,663
*Yahoo!, Inc.	40,036	1,354,818
Total		32,994,212

Materials (1.1%)
Praxair, Inc.	35,100	1,682,343

Telecommunication Services (0.9%)
Sprint Nextel Corp.	58,100	1,381,618
Total Common Stocks (Cost $113,466,836)		139,954,012

Money Market Investments (6.4%)
Federal Government & Agencies (0.7%)
Federal National Mortgage Association, 3.62%, 12/28/05	1,000,000	990,990

Finance Lessors (2.0%)
(b) Thunder Bay Funding, Inc., 3.75%, 10/18/05	3,000,000	2,995,313

Personal Credit Institutions (1.7%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	2,500,000	2,500,000

	Shares/Par	$ Value
Security Brokers and Dealers (2.0%)
(b) Morgan Stanley Dean Witter, 3.80%, 10/7/05	3,000,000	2,998,733
Total Money Market Investments (Cost $9,485,398)		9,485,036
Total Investments (100.1%) (Cost $122,952,234)(a)		149,439,048
Other Assets, Less Liabilities (-0.1%)		(176,910)
Total Net Assets (100.0%)		149,262,138

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $122,952,234 and the net unrealized appreciation of investments based on that cost was $26,486,815 which is comprised of $29,049,416 aggregate gross unrealized appreciation and $2,562,601 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total notional value at 9/30/05, $6,856,025)	22	12/05	$(67,375)

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on net assets.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Cap Core Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,058.30	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.11	$5.70

Large Cap Core Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,054.60	$9.49
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.30

*	Expenses are equal to the annualized expense ratio of 1.13% for Class A shares, 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

September 30, 2005

Large Cap Core Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Common Stocks (94.2%)
Consumer Discretionary (10.3%)
Carnival Corp.	25,500	1,274,490
Federated Department Stores, Inc.	14,400	962,928
Fortune Brands, Inc.	18,100	1,472,073
J. C. Penney Co., Inc.	35,200	1,669,184
Lowe’s Companies, Inc.	11,900	766,360
McDonald’s Corp.	20,800	696,592
News Corp. - Class A	72,700	1,133,393
NIKE, Inc. - Class B	17,500	1,429,400
Omnicom Group, Inc.	17,900	1,496,977
Staples, Inc.	60,150	1,282,398
Starwood Hotels & Resorts Worldwide, Inc.	23,500	1,343,495
Target Corp.	30,250	1,570,883
Time Warner, Inc.	42,000	760,620
Total		15,858,793

Consumer Staples (7.7%)
Altria Group, Inc.	42,600	3,140,046
CVS Corp.	48,800	1,415,688
The Gillette Co.	17,200	1,001,040
PepsiCo, Inc.	37,500	2,126,625
The Procter & Gamble Co.	29,200	1,736,232
Wal-Mart Stores, Inc.	24,100	1,056,062
Walgreen Co.	30,600	1,329,570
Total		11,805,263

Energy (10.8%)
BP PLC, ADR	22,600	1,601,210
ConocoPhillips	46,020	3,217,258
Devon Energy Corp.	17,000	1,166,880
EOG Resources, Inc.	25,900	1,939,910
Exxon Mobil Corp.	55,300	3,513,762
Halliburton Co.	28,900	1,980,228
Noble Corp.	14,400	985,824
Schlumberger, Ltd.	8,400	708,792
Valero Energy Corp.	13,800	1,560,228
Total		16,674,092

Financials (15.3%)
American Express Co.	18,100	1,039,664
American International Group, Inc.	31,300	1,939,348
Bank of America Corp.	53,100	2,235,510
Capital One Financial Corp.	13,500	1,073,520
The Chubb Corp.	8,800	788,040
Citigroup, Inc.	35,200	1,602,304
Genworth Financial, Inc.	47,300	1,524,952
The Goldman Sachs Group, Inc.	12,100	1,471,118
JPMorgan Chase & Co.	34,848	1,182,393

	Shares/Par	$ Value
Financials (continued)
Legg Mason, Inc.	11,000	1,206,590
Lehman Brothers Holdings, Inc.	14,000	1,630,720
Prudential Financial, Inc.	34,300	2,317,308
SLM Corp.	12,700	681,228
U.S. Bancorp	59,300	1,665,144
Wachovia Corp.	20,700	985,113
Wells Fargo & Co.	38,900	2,278,373
Total		23,621,325

Health Care (12.7%)
Abbott Laboratories	38,800	1,645,120
*Aetna, Inc.	8,500	732,190
*Amgen, Inc.	21,100	1,681,037
*Caremark Rx, Inc.	32,300	1,612,739
Eli Lilly and Co.	24,200	1,295,184
*Fisher Scientific International, Inc.	22,500	1,396,125
*Genentech, Inc.	10,500	884,205
Johnson & Johnson	43,300	2,740,024
Medtronic, Inc.	33,100	1,774,822
Pfizer, Inc.	49,974	1,247,851
*St. Jude Medical, Inc.	31,200	1,460,160
Teva Pharmaceutical Industries, Ltd., ADR	26,900	898,998
*UnitedHealth Group, Inc.	29,500	1,657,900
*Zimmer Holdings, Inc.	8,500	585,565
Total		19,611,920

Industrials (10.2%)
American Standard Companies, Inc.	32,000	1,489,600
Canadian National Railway Co.	21,700	1,540,483
Danaher Corp.	15,600	839,748
Emerson Electric Co.	15,700	1,127,260
FedEx Corp.	14,800	1,289,524
General Electric Co.	145,200	4,888,884
Honeywell International, Inc.	27,480	1,030,500
Norfolk Southern Corp.	18,100	734,136
United Technologies Corp.	33,800	1,752,192
Waste Management, Inc.	35,800	1,024,238
Total		15,716,565

Information Technology (16.2%)
*Accenture, Ltd. - Class A	36,900	939,474
*Amdocs, Ltd.	39,700	1,100,881
*ASML Holding N.V.	41,100	678,561
*Broadcom Corp. - Class A	39,100	1,834,181
*Cisco Systems, Inc.	78,200	1,402,126
*Dell, Inc.	53,800	1,839,960

	Shares/Par	$ Value
Information Technology (continued)
*Electronic Arts, Inc.	25,400	1,445,006
First Data Corp.	29,300	1,172,000
*Google, Inc. - Class A	2,700	854,442
Intel Corp.	54,600	1,345,890
International Business Machines Corp.	21,300	1,708,686
*Juniper Networks, Inc.	29,600	704,184
Microsoft Corp.	98,500	2,534,404
National Semiconductor Corp.	55,000	1,446,500
*Oracle Corp.	105,200	1,303,428
QUALCOMM, Inc.	27,200	1,217,200
Texas Instruments, Inc.	44,900	1,522,110
*VeriSign, Inc.	41,000	876,170
*Yahoo!, Inc.	28,000	947,520
Total		24,872,723

Materials (3.1%)
Monsanto Co.	25,700	1,612,675
Praxair, Inc.	27,100	1,298,903
Temple-Inland, Inc.	30,400	1,241,840
Weyerhaeuser Co.	9,600	660,000
Total		4,813,418

Other Holdings (0.9%)
iShares DJ Select Dividend Index Fund	21,900	1,363,275

Telecommunication Services (2.9%)
SBC Communications, Inc.	49,691	1,191,093
Sprint Nextel Corp.	110,480	2,627,215
Verizon Communications, Inc.	21,500	702,835
Total		4,521,143

Utilities (4.1%)
DTE Energy Co.	15,300	701,658
Duke Energy Corp.	48,500	1,414,745
Edison International	21,025	994,062
Exelon Corp.	19,600	1,047,424
PG&E Corp.	53,800	2,111,648
Total		6,269,537
Total Common Stocks (Cost $111,843,177)		145,128,054

Money Market Investments (5.9%)
Federal Government & Agencies (0.6%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	1,000,000	990,990

	Shares/Par	$ Value
Finance Lessors (1.9%)
(b) Thunder Bay Funding, Inc., 3.75%, 10/18/05	3,000,000	2,995,313

Personal Credit Institutions (1.4%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	2,100,000	2,100,000

Security Brokers and Dealers (2.0%)
Morgan Stanley Dean Witter, 3.80%, 10/7/05	3,000,000	2,998,733
Total Money Market Investments (Cost $9,085,398)		9,085,036
Total Investments (100.1%) (Cost $120,928,575)(a)		154,213,090
Other Assets, Less Liabilities (-0.1%)		(109,792)
Total Net Assets (100.0%)		154,103,298

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $120,928,575 and the net unrealized appreciation of investments based on that cost was $33,284,517 which is comprised of $35,057,632 aggregate gross unrealized appreciation and $1,773,115 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total notional value at 9/30/05, $5,297,838)	17	12/05	$(52,063)

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Index 500 Stock Fund

Sector Allocation 9/30/05

Sector Allocation is based on equities.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index 500 Stock Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,046.70	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.64

Index 500 Stock Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,043.10	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,017.92	$6.91

*	Expenses are equal to the annualized expense ratio of 0.72% for Class A shares, 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Index 500 Stock Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value

Common Stocks (96.6%)
Consumer Discretionary (10.4%)
*Apollo Group, Inc. - Class A	2,300	152,697
*AutoNation, Inc.	2,900	57,913
*AutoZone, Inc.	900	74,925
*Bed Bath & Beyond, Inc.	4,700	188,846
Best Buy Co., Inc.	6,325	275,327
*Big Lots, Inc.	1,800	19,782
The Black & Decker Corp.	1,300	106,717
Brunswick Corp.	1,500	56,595
Carnival Corp.	6,718	335,766
Centex Corp.	2,000	129,160
Circuit City Stores, Inc.	3,000	51,480
Clear Channel Communications, Inc.	7,500	246,675
*Coach, Inc.	6,000	188,160
*Comcast Corp. - Class A	35,184	1,033,706
Cooper Tire & Rubber Co.	1,000	15,270
D.R. Horton, Inc.	4,300	155,746
Dana Corp.	2,378	22,377
Darden Restaurants, Inc.	2,150	65,296
Delphi Corp.	8,929	24,644
Dillard’s, Inc. - Class A	1,000	20,880
Dollar General Corp.	4,390	80,513
Dow Jones & Co., Inc.	900	34,371
Eastman Kodak Co.	4,600	111,918
*eBay, Inc.	17,200	708,640
Family Dollar Stores, Inc.	2,700	53,649
Federated Department Stores, Inc.	4,185	279,851
Ford Motor Co.	29,344	289,332
Fortune Brands, Inc.	2,300	187,059
Gannett Co., Inc.	4,000	275,320
The Gap, Inc.	9,762	170,152
General Motors Corp.	9,004	275,612
Genuine Parts Co.	2,750	117,975
*The Goodyear Tire & Rubber Co.	2,800	43,652
H&R Block, Inc.	5,300	127,094
Harley-Davidson, Inc.	4,525	219,191
Harrah’s Entertainment, Inc.	2,900	189,051
Hasbro, Inc.	2,550	50,108
Hilton Hotels Corp.	6,100	136,152
The Home Depot, Inc.	34,250	1,306,294
International Game Technology	5,500	148,500
*The Interpublic Group of Companies, Inc.	6,700	77,988
J. C. Penney Co., Inc.	4,225	200,350
Johnson Controls, Inc.	3,100	192,355
Jones Apparel Group, Inc.	1,900	54,150
KB HOME	1,100	80,520
Knight-Ridder, Inc.	1,100	64,548

	Shares/Par	$ Value
Consumer Discretionary (continued)
*Kohl’s Corp.	4,900	245,882
Leggett & Platt, Inc.	3,000	60,600
Limited Brands, Inc.	5,710	116,655
Liz Claiborne, Inc.	1,700	66,844
Lowe’s Companies, Inc.	12,300	792,120
Marriott International, Inc. - Class A	2,800	176,400
Mattel, Inc.	6,600	110,088
Maytag Corp.	1,300	23,738
McDonald’s Corp.	20,251	678,206
The McGraw-Hill Companies, Inc.	6,000	288,240
Meredith Corp.	600	29,934
The New York Times Co. - Class A	2,338	69,556
Newell Rubbermaid, Inc.	4,345	98,414
News Corp. - Class A	39,400	614,246
NIKE, Inc. - Class B	3,100	253,208
Nordstrom, Inc.	3,400	116,688
*Office Depot, Inc.	5,000	148,500
OfficeMax, Inc.	1,100	34,837
Omnicom Group, Inc.	2,900	242,527
Pulte Homes, Inc.	3,400	145,928
RadioShack Corp.	2,133	52,898
Reebok International, Ltd.	800	45,256
*Sears Holdings Corp.	1,607	199,943
The Sherwin-Williams Co.	1,727	76,109
Snap-on, Inc.	966	34,892
The Stanley Works	1,100	51,348
Staples, Inc.	11,750	250,510
*Starbucks Corp.	6,200	310,620
Starwood Hotels & Resorts Worldwide, Inc.	3,400	194,378
Target Corp.	14,100	732,213
Tiffany & Co.	2,300	91,471
Time Warner, Inc.	74,700	1,352,816
The TJX Companies, Inc.	7,500	153,600
Tribune Co.	4,460	151,149
*Univision Communications, Inc. - Class A	4,100	108,773
V.F. Corp	1,400	81,158
Viacom, Inc. - Class B	25,731	849,380
*Visteon Corp.	2,052	20,069
The Walt Disney Co.	32,525	784,828
Wendy’s International, Inc.	1,800	81,270
Whirlpool Corp.	1,100	83,347
Yum! Brands, Inc.	4,660	225,591
Total		18,940,537

September 30, 2005

	Shares/Par	$ Value
Consumer Staples (9.4%)
Alberto-Culver Co.	1,250	55,938
Albertson’s, Inc.	5,839	149,770
Altria Group, Inc.	32,974	2,430,515
Anheuser-Busch Companies, Inc.	12,332	530,769
Archer-Daniels-Midland Co.	9,437	232,716
Avon Products, Inc.	7,550	203,850
Brown-Forman Corp. - Class B	912	54,300
Campbell Soup Co.	3,724	110,789
The Clorox Co.	2,500	138,850
The Coca-Cola Co.	33,425	1,443,626
Coca-Cola Enterprises, Inc.	3,800	74,100
Colgate-Palmolive Co.	8,324	439,424
ConAgra Foods, Inc.	8,300	205,425
*Constellation Brands, Inc. - Class A	3,100	80,600
Costco Wholesale Corp.	7,600	327,484
CVS Corp.	12,900	374,229
General Mills, Inc.	5,900	284,380
The Gillette Co.	15,900	925,380
H.J. Heinz Co.	5,600	204,624
The Hershey Co.	3,000	168,930
Kellogg Co.	4,500	207,585
Kimberly-Clark Corp.	7,623	453,797
*The Kroger Co.	11,622	239,297
McCormick & Co., Inc.	2,200	71,786
Molson Coors Brewing Co.	1,100	70,411
The Pepsi Bottling Group, Inc.	2,300	65,665
PepsiCo, Inc.	26,700	1,514,157
The Procter & Gamble Co.	39,444	2,345,340
Reynolds American, Inc.	1,300	107,926
Safeway, Inc.	7,100	181,760
Sara Lee Corp.	12,540	237,633
SUPERVALU, Inc.	2,200	68,464
SYSCO Corp.	10,125	317,621
Tyson Foods, Inc. - Class A	4,000	72,200
UST, Inc.	2,600	108,836
Wal-Mart Stores, Inc.	39,967	1,751,354
Walgreen Co.	16,300	708,235
Wm. Wrigley Jr. Co.	2,600	186,888
Total		17,144,654

Energy (10.0%)
Amerada Hess Corp.	1,300	178,750
Anadarko Petroleum Corp.	3,719	356,094
Apache Corp.	5,240	394,153
Baker Hughes, Inc.	5,410	322,869
BJ Services Co.	5,200	187,148
Burlington Resources, Inc.	6,162	501,094

	Shares/Par	$ Value
Energy (continued)
Chevron Corp.	36,122	2,338,177
ConocoPhillips	22,196	1,551,722
Devon Energy Corp.	7,600	521,664
El Paso Corp.	10,268	142,725
EOG Resources, Inc.	3,800	284,620
Exxon Mobil Corp.	101,499	6,449,247
Halliburton Co.	8,046	551,312
Kerr-McGee Corp.	1,822	176,934
Kinder Morgan, Inc.	1,500	144,240
Marathon Oil Corp.	5,860	403,930
Murphy Oil Corp.	2,600	129,662
*Nabors Industries, Ltd.	2,200	158,026
*National-Oilwell Varco, Inc.	2,700	177,660
Noble Corp.	2,200	150,612
Occidental Petroleum Corp.	6,300	538,209
Rowan Companies, Inc.	1,700	60,333
Schlumberger, Ltd.	9,400	793,172
Sunoco, Inc.	2,200	172,040
*Transocean, Inc.	5,187	318,015
Valero Energy Corp.	4,800	542,688
*Weatherford International, Ltd.	2,600	178,516
The Williams Companies, Inc.	9,100	227,955
XTO Energy, Inc.	5,766	261,315
Total		18,212,882

Financials (19.2%)
ACE, Ltd.	4,600	216,522
AFLAC, Inc.	8,000	362,400
The Allstate Corp.	10,625	587,456
Ambac Financial Group, Inc.	1,700	122,502
American Express Co.	17,525	1,006,636
American International Group, Inc.	41,419	2,566,321
AmSouth Bancorporation	5,600	141,456
Aon Corp.	5,025	161,202
Apartment Investment & Management Co. - Class A	1,500	58,170
Archstone-Smith Trust	3,400	135,558
Bank of America Corp.	64,140	2,700,293
The Bank of New York Co., Inc.	12,427	365,478
BB&T Corp.	8,700	339,735
The Bear Stearns Companies, Inc.	1,792	196,672
Capital One Financial Corp.	4,600	365,792
The Charles Schwab Corp.	15,200	219,336
The Chubb Corp.	3,100	277,605
Cincinnati Financial Corp.	2,495	104,516
CIT Group, Inc.	3,400	153,612

	Shares/Par	$ Value

Financials (continued)
Citigroup, Inc.	82,915	3,774,290
Comerica, Inc.	2,650	156,085
Compass Bancshares, Inc.	2,000	91,660
Countrywide Financial Corp.	9,400	310,012
*E*TRADE Financial Corp.	5,900	103,840
Equity Office Properties Trust	6,500	212,615
Equity Residential	4,600	174,110
Fannie Mae	15,423	691,259
Federated Investors, Inc. - Class B	1,300	43,199
Fifth Third Bancorp	7,714	283,335
First Horizon National Corp.	2,000	72,700
Franklin Resources, Inc.	2,300	193,108
Freddie Mac	11,000	621,060
Golden West Financial Corp.	4,100	243,499
The Goldman Sachs Group, Inc.	6,500	790,270
The Hartford Financial Services Group, Inc.	4,700	362,699
Huntington Bancshares, Inc.	3,672	82,510
Janus Capital Group, Inc.	3,600	52,020
Jefferson-Pilot Corp.	2,200	112,574
JPMorgan Chase & Co.	56,130	1,904,491
KeyCorp	6,500	209,625
Lehman Brothers Holdings, Inc.	4,422	515,075
Lincoln National Corp.	2,800	145,656
Loews Corp.	2,100	194,061
M&T Bank Corp.	1,300	137,423
Marsh & McLennan Companies, Inc.	8,540	259,531
Marshall & Ilsley Corp.	3,100	134,881
MBIA, Inc.	2,150	130,333
MBNA Corp.	20,225	498,344
Mellon Financial Corp.	6,723	214,934
Merrill Lynch & Co., Inc.	15,100	926,385
MetLife, Inc.	11,649	580,470
MGIC Investment Corp.	1,500	96,300
Moody’s Corp.	4,050	206,874
Morgan Stanley	17,436	940,498
National City Corp.	8,724	291,731
North Fork Bancorporation, Inc.	7,650	195,075
Northern Trust Corp.	3,000	151,650
Plum Creek Timber Co., Inc.	2,900	109,939
PNC Financial Services Group, Inc.	4,533	263,005
Principal Financial Group, Inc.	4,700	222,639
The Progressive Corp.	3,200	335,264
ProLogis	3,000	132,930
*Providian Financial Corp.	4,700	83,096

	Shares/Par	$ Value
Financials (continued)
Prudential Financial, Inc.	8,300	560,748
Public Storage, Inc.	1,600	107,200
Regions Financial Corp.	7,427	231,128
SAFECO Corp.	2,000	106,760
Simon Property Group, Inc.	3,500	259,420
SLM Corp.	6,700	359,388
Sovereign Bancorp, Inc.	5,800	127,832
The St. Paul Travelers Companies, Inc.	10,722	481,096
State Street Corp.	5,300	259,276
SunTrust Banks, Inc.	5,100	354,195
Synovus Financial Corp.	4,950	137,214
T. Rowe Price Group, Inc.	1,900	124,070
Torchmark Corp.	1,700	89,811
U.S. Bancorp	29,171	819,122
UnumProvident Corp.	4,776	97,908
Vornado Realty Trust	1,900	164,578
Wachovia Corp.	25,148	1,196,793
Washington Mutual, Inc.	13,979	548,256
Wells Fargo & Co.	26,925	1,576,997
XL Capital, Ltd. - Class A	2,200	149,666
Zions Bancorporation	1,400	99,694
Total		35,183,469

Health Care (12.9%)
Abbott Laboratories	24,725	1,048,340
*Aetna, Inc.	4,600	396,244
Allergan, Inc.	2,100	192,402
AmerisourceBergen Corp.	1,700	131,410
*Amgen, Inc.	19,736	1,572,367
Applera Corp. - Applied Biosystems Group	3,100	72,044
Bausch & Lomb, Inc.	900	72,612
Baxter International, Inc.	9,900	394,713
Becton, Dickinson and Co.	4,000	209,720
*Biogen Idec, Inc.	5,445	214,969
Biomet, Inc.	4,000	138,840
*Boston Scientific Corp.	10,448	244,170
Bristol-Myers Squibb Co.	31,148	749,421
C. R. Bard, Inc.	1,700	112,251
Cardinal Health, Inc.	6,825	432,978
*Caremark Rx, Inc.	7,200	359,496
*Chiron Corp.	1,700	74,154
CIGNA Corp.	2,100	247,506
*Coventry Health Care, Inc.	1,700	146,234
Eli Lilly and Co.	18,028	964,859
*Express Scripts, Inc.	2,400	149,280
*Fisher Scientific International, Inc.	1,900	117,895

September 30, 2005

	Shares/Par	$ Value
Health Care (continued)
*Forest Laboratories, Inc.	5,400	210,438
*Genzyme Corp.	4,000	286,560
*Gilead Sciences, Inc.	7,200	351,072
Guidant Corp.	5,200	358,228
HCA, Inc.	6,324	303,046
Health Management Associates, Inc. - Class A	3,900	91,533
*Hospira, Inc.	2,482	101,688
*Humana, Inc.	2,600	124,488
IMS Health, Inc.	3,600	90,612
Johnson & Johnson	47,364	2,997,193
*King Pharmaceuticals, Inc.	3,833	58,952
*Laboratory Corporation of America Holdings	2,100	102,291
Manor Care, Inc.	1,300	49,933
McKesson Corp.	4,721	224,011
*Medco Health Solutions, Inc.	4,794	262,855
*MedImmune, Inc.	4,000	134,600
Medtronic, Inc.	19,300	1,034,866
Merck & Co., Inc.	35,080	954,527
*Millipore Corp.	800	50,312
Mylan Laboratories, Inc.	3,500	67,410
PerkinElmer, Inc.	2,100	42,777
Pfizer, Inc.	118,503	2,959,019
Quest Diagnostics, Inc.	2,500	126,350
Schering-Plough Corp.	23,500	494,675
*St. Jude Medical, Inc.	5,800	271,440
Stryker Corp.	5,500	271,865
*Tenet Healthcare Corp.	7,500	84,225
*Thermo Electron Corp.	2,600	80,340
*UnitedHealth Group, Inc.	20,200	1,135,240
*Waters Corp.	1,900	79,040
*Watson Pharmaceuticals, Inc.	1,700	62,237
*WellPoint, Inc.	9,800	743,036
Wyeth	21,300	985,551
*Zimmer Holdings, Inc.	3,930	270,738
Total		23,503,053

Industrials (10.7%)
3M Co.	12,300	902,328
*Allied Waste Industries, Inc.	3,400	28,730
American Power Conversion Corp.	2,700	69,930
American Standard Companies, Inc.	2,300	107,065
Avery Dennison Corp.	1,500	78,585
The Boeing Co.	13,170	894,902
Burlington Northern Santa Fe Corp.	6,027	360,415

	Shares/Par	$ Value

Industrials (continued)
Caterpillar, Inc.	10,900	640,375
Cendant Corp.	16,772	346,174
Cintas Corp.	2,000	82,100
Cooper Industries, Ltd. - Class A	1,500	103,710
CSX Corp.	3,500	162,680
Cummins, Inc.	700	61,593
Danaher Corp.	3,800	204,554
Deere & Co.	3,900	238,680
Dover Corp.	3,200	130,528
Eaton Corp.	2,400	152,520
Emerson Electric Co.	6,625	475,675
Equifax, Inc.	2,100	73,374
FedEx Corp.	4,820	419,967
Fluor Corp.	1,400	90,132
General Dynamics Corp.	3,200	382,560
General Electric Co.	169,096	5,693,461
Goodrich Corp.	1,900	84,246
Honeywell International, Inc.	13,650	511,875
Illinois Tool Works, Inc.	4,000	329,320
Ingersoll-Rand Co., Ltd. - Class A	5,400	206,442
ITT Industries, Inc.	1,500	170,400
L-3 Communications Holdings, Inc.	1,900	150,233
Lockheed Martin Corp.	5,800	354,032
Masco Corp.	6,900	211,692
*Monster Worldwide, Inc.	1,900	58,349
*Navistar International Corp.	1,000	32,430
Norfolk Southern Corp.	6,400	259,584
Northrop Grumman Corp.	5,678	308,599
PACCAR, Inc.	2,750	186,698
Pall Corp.	2,000	55,000
Parker Hannifin Corp.	1,950	125,405
Pitney Bowes, Inc.	3,636	151,767
R. R. Donnelley & Sons Co.	3,433	127,261
Raytheon Co.	7,200	273,744
Robert Half International, Inc.	2,300	81,857
Rockwell Automation, Inc.	2,600	137,540
Rockwell Collins, Inc.	2,800	135,296
Ryder System, Inc.	1,000	34,220
Southwest Airlines Co.	10,880	161,568
Textron, Inc.	2,200	157,784
Tyco International, Ltd.	32,170	895,935
Union Pacific Corp.	4,200	301,140
United Parcel Service, Inc. - Class B	17,800	1,230,513
United Technologies Corp.	16,300	844,992
W.W. Grainger, Inc.	1,200	75,504

	Shares/Par	$ Value
Industrials (continued)
Waste Management, Inc.	9,057	259,121
Total		19,612,585

Information Technology (14.7%)
*ADC Telecommunications, Inc.	1,828	41,788
Adobe Systems, Inc.	7,800	232,830
*Advanced Micro Devices, Inc.	6,300	158,760
*Affiliated Computer Services, Inc. - Class A	2,000	109,200
*Agilent Technologies, Inc.	5,946	194,732
*Altera Corp.	5,924	113,208
Analog Devices, Inc.	5,900	219,126
*Andrew Corp.	2,600	28,990
*Apple Computer, Inc.	13,100	702,291
Applied Materials, Inc.	26,200	444,352
*Applied Micro Circuits Corp.	4,900	14,700
Autodesk, Inc.	3,600	167,184
Automatic Data Processing, Inc.	9,350	402,424
*Avaya, Inc.	7,577	78,043
*BMC Software, Inc.	3,500	73,850
*Broadcom Corp. - Class A	4,000	187,640
*CIENA Corp.	9,200	24,288
*Cisco Systems, Inc.	101,933	1,827,659
*Citrix Systems, Inc.	2,700	67,878
Computer Associates International, Inc.	7,400	205,794
*Computer Sciences Corp.	2,900	137,199
*Compuware Corp.	6,200	58,900
*Comverse Technology, Inc.	3,200	84,064
*Convergys Corp.	2,300	33,051
*Corning, Inc.	23,100	446,523
*Dell, Inc.	38,600	1,320,120
*Electronic Arts, Inc.	4,900	278,761
Electronic Data Systems Corp.	8,233	184,749
*EMC Corp.	38,312	495,757
First Data Corp.	12,453	498,120
*Fiserv, Inc.	3,000	137,610
Freescale Semiconductor, Inc.	6,414	151,242
*Gateway, Inc.	3,500	9,450
Hewlett-Packard Co.	46,036	1,344,251
Intel Corp.	98,394	2,425,412
International Business Machines Corp.	25,751	2,065,745
*Intuit, Inc.	3,000	134,430
*Jabil Circuit, Inc.	2,600	80,392
*JDS Uniphase Corp.	26,300	58,386
KLA-Tencor Corp.	3,100	151,156
*Lexmark International, Inc. - Class A	1,900	115,995

	Shares/Par	$ Value
Information Technology (continued)
Linear Technology Corp.	4,900	184,191
*LSI Logic Corp.	6,200	61,070
*Lucent Technologies, Inc.	70,584	229,398
Maxim Integrated Products, Inc.	5,200	221,780
*Mercury Interactive Corp.	1,400	55,440
*Micron Technology, Inc.	9,800	130,340
Microsoft Corp.	146,400	3,766,872
Molex, Inc.	2,350	62,698
Motorola, Inc.	39,060	862,835
National Semiconductor Corp.	5,528	145,386
*NCR Corp.	3,000	95,730
*Network Appliance, Inc.	5,800	137,692
*Novell, Inc.	6,100	45,445
*Novellus Systems, Inc.	2,200	55,176
*NVIDIA Corp.	2,700	92,556
*Oracle Corp.	59,025	731,320
*Parametric Technology Corp.	4,300	29,971
Paychex, Inc.	5,325	197,451
*PMC-Sierra, Inc.	2,900	25,549
*QLogic Corp.	1,400	47,880
QUALCOMM, Inc.	26,000	1,163,500
Sabre Holdings Corp. - Class A	2,111	42,811
*Sanmina-SCI Corp.	8,400	36,036
Scientific-Atlanta, Inc.	2,400	90,024
Siebel Systems, Inc.	8,200	84,706
*Solectron Corp.	15,500	60,605
*Sun Microsystems, Inc.	54,349	213,048
*Symantec Corp.	18,974	429,951
Symbol Technologies, Inc.	3,850	37,268
Tektronix, Inc.	1,400	35,322
*Tellabs, Inc.	7,100	74,692
*Teradyne, Inc.	3,100	51,150
Texas Instruments, Inc.	26,525	899,198
*Unisys Corp.	5,400	35,856
*Xerox Corp.	15,300	208,845
Xilinx, Inc.	5,600	155,960
*Yahoo!, Inc.	19,400	656,496
Total		26,960,298

Materials (2.8%)
Air Products and Chemicals, Inc.	3,700	204,018
Alcoa, Inc.	13,886	339,096
Allegheny Technologies, Inc.	1,300	40,274
Ashland, Inc.	1,000	55,240
Ball Corp.	1,800	66,132
Bemis Co., Inc.	1,700	41,990
The Dow Chemical Co.	15,311	638,009
E. I. du Pont de Nemours and Co.	15,927	623,861

September 30, 2005

	Shares/Par	$ Value
Materials (continued)
Eastman Chemical Co.	1,300	61,061
Ecolab, Inc.	2,900	92,597
Engelhard Corp.	1,900	53,029
Freeport-McMoRan Copper & Gold, Inc. - Class B	2,900	140,911
Georgia-Pacific Corp.	4,196	142,916
*Hercules, Inc.	1,800	21,996
International Flavors & Fragrances, Inc.	1,325	47,223
International Paper Co.	7,786	232,023
Louisiana-Pacific Corp.	1,800	49,842
MeadWestvaco Corp.	2,976	82,197
Monsanto Co.	4,240	266,060
Newmont Mining Corp.	7,158	337,643
Nucor Corp.	2,600	153,374
*Pactiv Corp.	2,400	42,048
Phelps Dodge Corp.	1,496	194,375
PPG Industries, Inc.	2,700	159,813
Praxair, Inc.	5,200	249,236
Rohm and Haas Co.	2,505	103,031
*Sealed Air Corp.	1,314	62,362
Sigma-Aldrich Corp.	1,100	70,466
Temple-Inland, Inc.	1,800	73,530
United States Steel Corp.	1,800	76,230
Vulcan Materials Co.	1,600	118,736
Weyerhaeuser Co.	3,900	268,125
Total		5,107,444

Telecommunication Services (3.0%)
ALLTEL Corp.	6,100	397,171
AT&T Corp.	12,782	253,084
BellSouth Corp.	29,200	767,960
CenturyTel, Inc.	2,100	73,458
Citizens Communications Co.	5,400	73,170
*Qwest Communications International, Inc.	24,100	98,810
SBC Communications, Inc.	52,618	1,261,253
Sprint Nextel Corp.	46,533	1,106,555
Verizon Communications, Inc.	44,154	1,443,394
Total		5,474,855

Utilities (3.5%)
*The AES Corp.	10,425	171,283
*Allegheny Energy, Inc.	2,600	79,872
Ameren Corp.	3,200	171,168
American Electric Power Co., Inc.	6,100	242,170
*Calpine Corp.	9,100	23,569
Centerpoint Energy, Inc.	4,273	63,540
Cinergy Corp.	3,200	142,112
*CMS Energy Corp.	3,500	57,575

	Shares/Par	$ Value
Utilities (continued)
Consolidated Edison, Inc.	3,925	190,559
Constellation Energy Group	2,800	172,480
Dominion Resources, Inc.	5,442	468,773
DTE Energy Co.	2,800	128,408
Duke Energy Corp.	14,762	430,608
*Dynegy, Inc. - Class A	4,500	21,195
Edison International	5,200	245,856
Entergy Corp.	3,400	252,688
Exelon Corp.	10,674	570,418
FirstEnergy Corp.	5,237	272,952
FPL Group, Inc.	6,200	295,120
KeySpan Corp.	2,800	102,984
Nicor, Inc.	700	29,421
NiSource, Inc.	4,351	105,512
Peoples Energy Corp.	600	23,628
PG&E Corp.	5,900	231,575
Pinnacle West Capital Corp.	1,600	70,528
PPL Corp.	6,096	197,084
Progress Energy, Inc.	3,993	178,687
Public Service Enterprise Group, Inc.	3,824	246,113
Sempra Energy	4,051	190,640
The Southern Co.	11,900	425,544
TECO Energy, Inc.	3,300	59,466
TXU Corp.	3,797	428,605
Xcel Energy, Inc.	6,440	126,288
Total		6,416,421
Total Common Stocks (Cost $149,014,728)		176,556,198

Money Market Investments (3.4%)
Federal Government & Agencies (0.6%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	1,100,000	1,090,089

Personal Credit Institutions (1.1%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	2,100,000	2,100,000

Security Brokers and Dealers (1.7%)
(b) Morgan Stanley Dean Witter, 3.80%, 10/6/05	3,000,000	2,999,050
Total Money Market Investments (Cost $6,189,537)		6,189,139
Total Investments (100.0%) (Cost $155,204,265)(a)		182,745,337
Other Assets, Less Liabilities (0.0%)		(44,045)
Total Net Assets (100.0%)		182,701,292

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $155,204,265 and the net unrealized appreciation of investments based on that cost was $27,541,072 which is comprised of $40,784,465 aggregate gross unrealized appreciation and $13,243,393 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total notional value at 9/30/05, $6,231,088 )	20	12/05	$(59,588)

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Asset Allocation Fund

Asset Allocation 9/30/05

Asset Allocation is based on invested assets.

Asset Allocation is subject to change.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,052.80	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.47	$6.36

Asset Allocation Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,049.10	$10.07
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.90

Asset Allocation Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,049.00	$10.07
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.90

*	Expenses are equal to the annualized expense ratio of 1.26% for Class A shares, 1.97% for Class B shares, and 1.97% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Asset Allocation Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Domestic Common Stocks and Warrants (42.3%)
LARGE CAP COMMON STOCK (30.2%)
Consumer Discretionary (4.7%)
*Bed Bath & Beyond, Inc.	5,400	216,972
Best Buy Co., Inc.	8,750	380,888
Carnival Corp.	11,300	564,774
*eBay, Inc.	5,500	226,600
Federated Department Stores, Inc.	5,600	374,472
Fortune Brands, Inc.	12,800	1,041,024
Harley-Davidson, Inc.	6,000	290,640
J. C. Penney Co., Inc.	14,200	673,364
*Kohl’s Corp.	8,700	436,566
Lowe’s Companies, Inc.	10,100	650,440
McDonald’s Corp.	8,900	298,061
The McGraw-Hill Companies, Inc.	13,700	658,148
News Corp. - Class A	30,600	477,054
NIKE, Inc. - Class B	6,900	563,592
Omnicom Group, Inc.	8,200	685,766
Staples, Inc.	27,250	580,970
Starwood Hotels & Resorts Worldwide, Inc.	10,200	583,134
Target Corp.	20,300	1,054,178
Time Warner, Inc.	18,800	340,468
Total		10,097,111

Consumer Staples (2.4%)
Altria Group, Inc.	17,500	1,289,925
CVS Corp.	21,600	626,616
PepsiCo, Inc.	16,500	935,715
The Procter & Gamble Co.	16,800	998,928
Wal-Mart Stores, Inc.	16,700	731,794
Walgreen Co.	13,300	577,885
Total		5,160,863

Energy (3.0%)
BP PLC, ADR	9,300	658,905
ConocoPhillips	18,300	1,279,353
EOG Resources, Inc.	13,200	988,680
Exxon Mobil Corp.	19,700	1,251,738
Halliburton Co.	12,600	863,352
Noble Corp.	11,100	759,906
Valero Energy Corp.	5,700	644,442
Total		6,446,376

Financials (4.1%)
American Express Co.	8,500	488,240
American International Group, Inc.	14,500	898,420
Capital One Financial Corp.	5,700	453,264
The Chubb Corp.	8,300	743,265

	Shares/Par	$ Value
Financials (continued)
Citigroup, Inc.	15,300	696,456
Genworth Financial, Inc.	21,100	680,264
The Goldman Sachs Group, Inc.	4,900	595,742
Legg Mason, Inc.	4,500	493,605
Lehman Brothers Holdings, Inc.	5,500	640,640
Prudential Financial, Inc.	11,400	770,184
SLM Corp.	5,500	295,020
U.S. Bancorp	20,700	581,256
Wachovia Corp.	9,800	466,382
Wells Fargo & Co.	14,500	849,265
Total		8,652,003

Health Care (5.2%)
Abbott Laboratories	16,500	699,600
*Aetna, Inc.	9,500	818,330
*Amgen, Inc.	16,100	1,282,687
*Caremark Rx, Inc.	14,300	713,999
Eli Lilly and Co.	8,300	444,216
*Fisher Scientific International, Inc.	9,700	601,885
*Genentech, Inc.	6,500	547,365
*Gilead Sciences, Inc.	10,500	511,980
Johnson & Johnson	16,400	1,037,792
Medtronic, Inc.	14,300	766,766
Novartis AG, ADR	5,900	300,900
Pfizer, Inc.	29,000	724,130
*St. Jude Medical, Inc.	16,600	776,880
Teva Pharmaceutical Industries, Ltd., ADR	18,900	631,638
*UnitedHealth Group, Inc.	13,000	730,600
*Zimmer Holdings, Inc.	7,100	489,119
Total		11,077,887

Industrials (2.7%)
American Standard Companies, Inc.	10,900	507,395
Burlington Northern Santa Fe Corp.	11,000	657,800
Caterpillar, Inc.	7,600	446,500
Danaher Corp.	9,100	489,853
Emerson Electric Co.	6,800	488,240
FedEx Corp.	6,700	583,771
General Electric Co.	58,700	1,976,429
Honeywell International, Inc.	10,200	382,500
Norfolk Southern Corp.	8,100	328,536
Total		5,861,024

Information Technology (6.5%)
*Accenture, Ltd. - Class A	21,400	544,844
*Advanced Micro Devices, Inc.	14,700	370,440
*Affiliated Computer Services, Inc. - Class A	10,700	584,220

September 30, 2005

	Shares/Par	$ Value
Information Technology (continued)
*Amdocs, Ltd.	17,100	474,183
*ASML Holding N.V.	37,100	612,521
*Broadcom Corp. - Class A	16,800	788,088
*Cisco Systems, Inc.	39,600	710,028
*Dell, Inc.	26,200	896,040
*Electronic Arts, Inc.	11,100	631,479
First Data Corp.	13,800	552,000
*Google, Inc. - Class A	1,800	569,628
Intel Corp.	27,000	665,550
International Business Machines Corp.	9,100	730,002
*Juniper Networks, Inc.	12,600	299,754
Maxim Integrated Products, Inc.	7,700	328,405
Microsoft Corp.	43,900	1,129,546
National Semiconductor Corp.	24,300	639,090
*Oracle Corp.	45,100	558,789
QUALCOMM, Inc.	16,400	733,900
Telefonaktiebolaget LM Ericsson, ADR	14,200	523,128
Texas Instruments, Inc.	23,100	783,090
*VeriSign, Inc.	16,900	361,153
*Yahoo!, Inc.	15,994	541,237
Total		14,027,115

Materials (0.8%)
Monsanto Co.	6,200	389,050
Praxair, Inc.	15,100	723,743
Weyerhaeuser Co.	7,600	522,500
Total		1,635,293

Telecommunication Services (0.4%)
SBC Communications, Inc.	11,800	282,846
Sprint Nextel Corp.	26,500	630,170
Total		913,016

Utilities (0.4%)
Exelon Corp.	8,700	464,928
PG&E Corp.	7,300	286,525
Total		751,453
TOTAL LARGE CAP COMMON STOCK		64,622,141

SMALL CAP COMMON STOCK (12.1%)
Consumer Discretionary (2.4%)
*AnnTaylor Stores Corp.	10,825	287,404
*Beacon Roofing Supply, Inc.	4,400	143,748
*The Cheesecake Factory, Inc.	2,800	87,472
Choice Hotels International, Inc.	3,700	239,168
*Coach, Inc.	9,000	282,240

	Shares/Par	$ Value
Consumer Discretionary (continued)
*Digital Theater Systems, Inc.	9,000	151,560
Garmin Ltd.	3,200	217,056
*Golf Galaxy, Inc.	2,700	43,038
*Hibbett Sporting Goods, Inc.	8,250	183,563
Jones Apparel Group, Inc.	5,600	159,600
*Lamar Advertising Co. - Class A	3,500	158,760
*LKQ Corp.	600	18,120
Michaels Stores, Inc.	16,700	552,102
*O’Reilly Automotive, Inc.	36,800	1,037,024
Orient-Express Hotel, Ltd. - Class A	9,900	281,358
*Payless ShoeSource, Inc.	2,600	45,240
*Pinnacle Entertainment, Inc.	8,800	161,304
*Pixar	5,300	235,903
Polaris Industries, Inc.	1,000	49,550
*Scientific Games Corp.	8,700	269,700
*Sharper Image Corp.	3,900	49,140
Station Casinos, Inc.	5,100	338,436
The Talbots, Inc.	6,300	188,496
Total		5,179,982

Energy (1.2%)
BJ Services Co.	10,800	388,692
CARBO Ceramics, Inc.	2,100	138,579
*Grant Prideco, Inc.	4,500	182,925
*Grey Wolf, Inc.	16,800	141,624
*National Oilwell Varco, Inc.	11,800	776,440
*Newfield Exploration Co.	5,300	260,230
Patterson-UTI Energy, Inc.	7,200	259,776
Range Resources Corp.	3,800	146,718
Smith International, Inc.	9,400	313,114
Total		2,608,098

Financials (0.7%)
Assured Guaranty, Ltd.	7,100	169,903
BankAtlantic Bancorp, Inc. - Class A	7,300	124,027
*CapitalSource, Inc.	8,700	189,660
Greater Bay Bancorp	2,200	54,208
Greenhill & Co., Inc.	2,800	116,732
Investors Financial Services Corp.	6,400	210,560
Main Street Banks, Inc.	1,500	40,200
OptionsXpress Holdings, Inc.	3,905	74,351
*Refco, Inc.	600	16,962
*SVB Financial Group	3,900	189,696
*Trammell Crow Co.	10,400	256,672
Total		1,442,971

	Shares/Par	$ Value
Health Care (3.0%)
*Adams Respiratory Therapeutics, Inc.	2,000	64,580
*The Advisory Board Co.	1,900	98,876
*Caremark Rx, Inc.	13,845	691,281
*Centene Corp.	1,700	42,551
*Cytyc Corp.	12,100	324,885
*DaVita, Inc.	31,600	1,455,811
Health Management Associates, Inc. - Class A	17,400	408,378
*Horizon Health Corp.	4,800	130,416
*Kinetic Concepts, Inc.	6,600	374,880
*Kyphon, Inc.	7,200	316,368
*Lincare Holdings, Inc.	16,900	693,745
*Patterson Companies, Inc.	5,700	228,171
*Providence Service Corp.	2,400	73,416
*Psychiatric Solutions, Inc.	6,000	325,380
*Radiation Therapy Services, Inc.	7,800	248,508
*Renal Care Group, Inc.	13,800	653,016
*Syneron Medical Ltd., ADR	3,400	124,236
*Varian Medical Systems Inc.	6,100	241,011
Total		6,495,509

Industrials (1.5%)
Brady Corp. - Class A	3,300	102,102
C.H. Robinson Worldwide, Inc.	8,900	570,668
The Corporate Executive Board Co.	2,800	218,344
Expeditors International of Washington, Inc.	2,800	158,984
Forward Air Corp.	5,350	197,094
J.B. Hunt Transport Services, Inc.	6,500	123,565
Knight Transportation, Inc.	14,930	363,695
L-3 Communications Holdings, Inc.	2,900	229,303
*Marlin Business Services, Inc.	7,200	165,888
MSC Industrial Direct Co., Inc. - Class A	12,700	421,259
Pentair, Inc.	3,500	127,750
Robert Half International, Inc.	10,000	355,900
*Stericycle, Inc.	1,600	91,440
Total		3,125,992

Information Technology (3.2%)
*Activision, Inc.	19,233	393,315
*Alliance Data Systems Corp.	1,100	43,065
*Altera Corp.	12,100	231,231
*Amdocs, Ltd.	10,400	288,392
Amphenol Corp. - Class A	4,800	193,632

	Shares/Par	$ Value
Information Technology (continued)
*ATI Technologies, Inc.	16,700	232,798
*Blackboard, Inc.	1,500	37,515
*CheckFree Corp.	3,800	143,716
*Cogent, Inc.	11,800	280,250
*Cognos, Inc.	7,000	272,510
*Cree, Inc.	8,300	207,666
*Digital River, Inc.	4,000	139,400
*Essex Corp.	6,500	140,855
*FLIR Systems, Inc.	3,300	97,614
*Genesis Microchip, Inc.	7,100	155,845
Harris Corp.	7,600	317,680
*Hewitt Associates, Inc.	9,100	248,248
*Integrated Device Technology, Inc.	17,160	184,298
*iPayment Holdings, Inc.	1,900	71,896
*Kanbay International, Inc.	5,500	103,400
KLA-Tencor Corp.	5,800	282,808
*Lam Research Corp.	10,900	332,123
Microchip Technology, Inc.	11,900	358,428
*MKS Instruments, Inc.	3,600	62,028
*NAVTEQ	3,900	194,805
Paychex, Inc.	8,650	320,742
*Semtech Corp.	7,800	128,466
*Sonic Solutions	3,600	77,400
*Tekelec	8,600	180,170
*Tessera Technologies, Inc.	5,800	173,478
*THQ, Inc.	6,150	131,118
*TNS, Inc.	1,000	24,250
*Unica Corp.	3,700	40,626
*VeriFone Holdings, Inc.	4,100	82,451
*Verint Systems, Inc.	4,600	188,324
*VeriSign, Inc.	5,100	108,987
*Westell Technologies, Inc. - Class A	17,400	63,336
*Zebra Technologies Corp. - Class A	5,200	203,268
Total		6,736,134

Telecommunication Services (0.1%)
*NeuStar, Inc. - Class A	6,000	191,940

Utilities (0.0%)
ITC Holdings Corp.	200	5,796
TOTAL SMALL CAP COMMON STOCK		25,786,422

Warrants (0.0%)
Foods (0.0%)
B&G Foods, Inc. - EIS	3,889	49,196

September 30, 2005

	Country	Shares/Par	$ Value
Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.		447	5,950

Industrial Goods and Services (0.0%)
Sino Thai Engineering & Construction PCL - Warrant		34,433	4,570

Telecommunications (0.0%)
American Tower Corp. - Warrants		100	3,516
IWO Holdings, Inc. 144A		50	1
Total			3,517

Transportation (0.0%)
RailAmerica Transportation Corp.		50	2,950
Total Warrants			66,183
Total Domestic Common Stocks and Warrants (Cost $73,503,562)			90,474,746

Foreign Common Stocks (16.7%)
Basic Materials (0.7%)
†BASF AG	Germany	2,960	223,189
†CRH PLC	Ireland	8,639	235,007
*Cumerio-Strip VVPR	Belgium	84	3
†K+S AG	Germany	4,450	315,280
†Nissan Chemical Industries, Ltd.	Japan	22,000	276,365
†Sumitomo Chemical Co., Ltd.	Japan	45,000	280,307
†* Syngenta AG	Switzerland	2,440	256,660
*Umicore-Strip VVPR	Belgium	84	11
Total			1,586,822

Conglomerates (0.4%)
†Grupo Ferrovial SA	Spain	6,810	569,094
†Nomura TOPIX Exchange Traded Fund	Japan	24,300	305,720
Total			874,814

Consumer Cyclical (2.9%)
†Bridgestone Corp.	Japan	14,000	302,142
Carnival Corp.	United Kingdom	4,845	242,153

	Country	Shares/Par	$ Value
Consumer Cyclical (continued)
†Dentsu, Inc.	Japan	45	128,291
†Enter Tech Co., Ltd.	South Korea	5,718	118,136
†Esprit Holdings, Ltd.	Hong Kong	55,000	412,182
Grupo Televisa SA ADR	Mexico	3,610	258,873
†Hyundai Motor Co.	South Korea	4,350	340,721
†Lagardere SCA	France	3,315	236,635
†Leoni AG	Germany	1,960	63,102
†Lindex AB	Sweden	3,440	178,732
†Nokian Renkaat OYJ	Finland	19,050	453,196
*NorGani Hotels ASA	Norway	24,960	225,716
†OPAP SA	Greece	6,265	195,292
†Plenus Co., Ltd.	Japan	7,300	252,182
†Porsche AG	Germany	315	242,662
†Punch Taverns PLC	United Kingdom	23,915	338,795
†Ryohin Keikaku Co., Ltd.	Japan	4,400	285,101
†Shimamura Co., Ltd.	Japan	1,800	200,863
†Signet Group PLC	United Kingdom	106,995	194,822
†*Sportingbet PLC	United Kingdom	43,240	238,750
†*Take and Give Needs Co., Ltd.	Japan	90	99,559
†Techtronic Industries Co., Ltd.	Hong Kong	116,000	295,848
*Urbi Desarrollos Urbanos SA	Mexico	28,695	210,217
†Vivendi Universal SA	France	7,215	236,506
Wal-Mart de Mexico - Series V	Mexico	58,471	296,052
†Wolseley PLC	United Kingdom	10,635	225,789
Total			6,272,317

Consumer Non-Cyclical (1.3%)
†Coca-Cola Hellenic Bottling Co. SA	Greece	9,165	267,095
†Metro AG	Germany	3,805	188,052
Natura Cosmeticos SA	Brazil	8,330	331,828
†Nestle SA	Switzerland	715	210,349
†Puma AG	Germany	650	177,018
†Reckitt Benckiser PLC	United Kingdom	7,280	222,684
†*RHM PLC	United Kingdom	5,380	29,229
†*Royal Numico N.V.	Netherlands	5,740	252,106
†SABMiller PLC	United Kingdom	14,320	278,803
†Swedish Match AB	Sweden	19,445	232,843
†Tesco PLC	United Kingdom	55,315	303,068

	Country	Shares/Par	$ Value
Consumer Non-Cyclical (continued)
†Woolworths, Ltd.	Australia	19,700	250,359
Total			2,743,434

Energy (1.3%)
†*Awilco Offshore ASA	Norway	23,135	124,055
†BG Group	United Kingdom	36,045	343,440
†BP PLC	United Kingdom	9,580	113,605
†Burren Energy PLC	United Kingdom	6,480	95,582
EnCana Corp.	Canada	8,560	497,845
†Eni SPA	Italy	10,855	322,668
*Geo ASA	Norway	12,960	60,586
†*Revus Energy ASA	Norway	1,220	10,651
†Technip SA	France	6,073	361,894
†*TGS Nopec Geophysical Co. ASA	Norway	5,240	224,696
†Total SA	France	780	212,809
*Western Oil Sands, Inc.	Canada	17,355	418,098
Total			2,785,929

Financials (3.8%)
†Admiral Group PLC	United Kingdom	33,245	249,920
†Allianz AG	Germany	2,150	291,299
†Anglo Irish Bank Corp. PLC	Ireland	51,786	710,596
†Banca Fideuram SPA	Italy	41,040	235,921
†Banca Popolare Italiana	Italy	7,300	71,840
†*Banco Espanol de Credito SA	Spain	14,525	205,975
†Bank of Yokohama, Ltd.	Japan	42,000	320,752
†BNP Paribas SA	France	4,380	334,172
†Chiba Bank, Ltd.	Japan	37,000	301,451
†Credit Saison Co., Ltd.	Japan	7,100	312,119
†Credit Suisse Group	Switzerland	5,875	261,354
Cyrela Brazil Realty SA	Brazil	700	5,876
†DNB NOR ASA	Norway	27,470	284,509
†E*Trade Securities Co., Ltd.	Japan	31	138,087
†Erste Bank Der Oesterreichischen Sparkassen AG	Austria	4,445	238,643
†Fondiaria-Sai SPA	Italy	9,400	286,194

	Country	Shares/Par	$ Value
Financials (continued)
†Foreningssparbanken AB	Sweden	9,875	239,662
†Hopewell Holdings, Ltd.	Hong Kong	75,000	198,712
†Hypo Real Estate Holding AG	Germany	5,080	257,710
†Hysan Development Co., Ltd.	Hong Kong	84,700	212,579
†ING Groep NV	Netherlands	9,093	271,941
†Kookmin Bank	South Korea	5,640	334,259
†Man Group PLC	United Kingdom	7,425	217,621
Manulife Financial Corp.	Canada	4,920	262,334
†National Bank of Greece SA	Greece	6,365	253,350
†*NETeller PLC	United Kingdom	12,620	184,859
†OTP Bank	Hungary	10,640	420,101
†Prudential PLC	United Kingdom	26,650	243,201
†Storebrand ASA	Norway	31,480	309,187
The Toronto -Dominion Bank	Canada	5,070	251,447
Total			7,905,671

Health Care (1.4%)
†*Capio AB	Sweden	16,065	318,153
†CSL, Ltd.	Australia	8,500	249,918
†Elekta AB	Sweden	6,370	292,606
†GN Store Nord A/S	Denmark	20,190	267,541
†Hisamitsu Pharmaceutical Co., Inc.	Japan	8,700	233,594
*Neurochem, Inc.	Canada	1,700	21,675
†Nobel Biocare Holding AG	Switzerland	1,005	238,002
†Roche Holding AG	Switzerland	2,470	344,716
†Schwarz Pharma AG	Germany	6,045	373,787
†Stada Arzneimittel AG	Germany	6,535	234,771
†Synthes, Inc.	Switzerland	1,625	190,931
†Takeda Pharmaceutical Co., Ltd.	Japan	5,200	310,654
Total			3,076,348

Industrial Goods and Services (2.3%)
†Atlas Copco AB	Sweden	13,390	260,286
†Capita Group PLC	United Kingdom	37,540	250,484
†Carbone Lorraine SA	France	4,345	201,995
†Chiyoda Corp.	Japan	32,000	595,269

September 30, 2005

	Country	Shares/Par	$ Value
Industrial Goods and Services (continued)
†Daewoo Shipbuilding & Marine Engineering Co., Ltd.	South Korea	8,510	192,747
†*Deutz AG	Germany	24,485	129,554
†Hays PLC	United Kingdom	84,075	182,771
†Kajima Corp.	Japan	53,000	254,300
†Keyence Corp.	Japan	900	227,510
†Koninklijke BAM Groep NV	Netherlands	3,300	304,078
†Kubota Corp.	Japan	52,000	362,732
†Meggitt PLC	United Kingdom	42,998	246,754
†Metso OYJ	Finland	8,850	225,439
†Neopost SA	France	3,710	360,872
†SGS SA	Switzerland	320	248,033
Sino Thai Engineering & Contruction PCL	Thailand	389,600	119,541
†Vinci SA	France	5,055	436,969
†Volvo AB	Sweden	4,825	210,938
Total			4,810,272

Technology (1.7%)
†Advantest Corp.	Japan	2,700	209,802
†*Axalto Holding NV	France	8,905	327,846
†Axell Corp.	Japan	47	162,332
†*Cap Gemini SA	France	6,630	258,954
Daeduck Electronics Co., Ltd.	South Korea	8,100	80,883
†Ericsson LM - B Shares	Sweden	88,155	325,314
†*Gresham Computing PLC	United Kingdom	39,815	60,598
†Hoya Corp.	Japan	8,800	294,393
†Humax Co., Ltd.	South Korea	9,850	235,956
†Indra Sistemas, SA	Spain	14,795	325,761
†Infosys Technologies, Ltd.	India	3,179	182,113
†*Kontron AG	Germany	26,194	208,460
†Solomon Systech International, Ltd.	Hong Kong	722,000	260,471
†Tamura Taiko Holdings, Inc.	Japan	23,000	160,385
†*Tandberg Television ASA	Norway	20,505	268,311
†Telechips, Inc.	South Korea	9,690	165,673
†*United Test and Assembly Center, Ltd.	Singapore	455,000	175,860
Total			3,703,112

	Country	Shares/Par	$ Value
Telecommunications (0.3%)
Rogers Communications, Inc.	Canada	5,280	210,317
†Telefonica SA	Spain	13,369	219,734
†Vodafone Group PLC	United Kingdom	63,955	167,057
Total			597,108

Transportation (0.2%)
Canadian National Railway Co.	Canada	3,500	250,301
†Kamigumi Co., Ltd.	Japan	24,000	192,715
Total			443,016

Utilities (0.4%)
Companhia de Concessoes Rodoviarias	Brazil	3,300	92,257
Enbridge, Inc.	Canada	4,180	133,835
†Iberdrola SA	Spain	7,920	222,141
*Obrascon Huarte Lain Brasil SA	Brazil	9,220	95,452
†RWE AG	Germany	4,265	283,159
Total			826,844
Total Foreign Common Stocks (Cost $24,636,139)			35,625,687

Revenue Bonds (0.1%)
Municipal Bonds - Revenue (0.1%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB		400,000	194,944
Total Revenue Bonds (Cost $180,267)			194,944

Investment Grade Segment (9.6%)
Aerospace/Defense (0.6%)
Boeing Capital Corp., 4.75%, 8/25/08		254,000	254,694
General Dynamics Corp., 3.00%, 5/15/08		305,000	293,002
L-3 Communications Corp., 5.875%, 1/15/15		130,000	125,775
L-3 Communications Corp., 6.375%, 10/15/15 144A		75,000	75,563

	Shares/Par	$ Value
Aerospace/Defense (continued)
Lockheed Martin Corp., 8.50%, 12/1/29	130,000	179,356
Raytheon Co., 5.50%, 11/15/12	315,000	324,117
Total		1,252,507

Auto Manufacturing (0.2%)
General Motors Acceptance Corp., 5.625%, 5/15/09	200,000	183,354
General Motors Acceptance Corp., 6.75%, 12/1/14	165,000	143,524
Total		326,878

Banking (1.4%)
Bank of America Corp., 7.40%, 1/15/11	216,000	241,221
Bank One Corp., 5.25%, 1/30/13	250,000	252,053
BB&T Corp., 4.90%, 6/30/17	145,000	141,858
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	155,000	149,193
Citigroup, Inc., 4.625%, 8/3/10	160,000	158,988
Compass Bank, 5.50%, 4/1/20	150,000	151,041
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	199,048
PNC Bank NA, 5.25%, 1/15/17	70,000	70,290
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	70,000	70,196
Resona Bank, Ltd., 5.85%, 1/15/25 144A	45,000	44,414
U.S. Bancorp, 4.50%, 7/29/10	80,000	79,212
U.S. Central Credit Union, 2.75%, 5/30/08	350,000	334,817
UnionBanCal Corp., 5.25%, 12/16/13	350,000	352,289
US Bank NA, 4.95%, 10/30/14	75,000	75,079
Wachovia Bank NA, 4.80%, 11/1/14	150,000	147,283
Washington Mutual, Inc., 5.00%, 3/22/12	130,000	129,296
World Savings Bank FSB, 4.125%, 12/15/09	355,000	347,158
Total		2,943,436

Beverage/Bottling (0.5%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	280,000	290,163
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	57,000	65,755
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	150,000	151,652

	Shares/Par	$ Value
Beverage/Bottling (continued)
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	250,000	252,067
Diageo PLC, 4.375%, 5/3/10	230,000	226,263
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	148,263
Total		1,134,163

Cable/Media/Broadcasting/Satellite (0.7%)
Clear Channel Communications, Inc., 5.50%, 12/15/16	65,000	61,621
Comcast Corp., 5.30%, 1/15/14	250,000	249,350
CSC Holdings, Inc., 7.25%, 7/15/08	130,000	130,488
Rogers Cable, Inc., 6.25%, 6/15/13	130,000	126,425
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	260,000	276,207
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	85,000	106,409
Viacom, Inc., 5.625%, 5/1/07	600,000	607,509
Total		1,558,009

Conglomerate/Diversified Manufacturing (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	350,000	346,518

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	155,000	152,431
The Gillette Co., 2.50%, 6/1/08	350,000	332,906
Total		485,337

Electric Utilities (1.3%)
Arizona Public Services, 5.50%, 9/1/35	35,000	34,151
Consumer Energy Co., 4.80%, 2/17/09	315,000	314,073
DTE Energy Co., 7.05%, 6/1/11	360,000	392,349
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	90,000	89,466
Entergy Mississippi, Inc., 6.25%, 4/1/34	50,000	48,606
FPL Group Capital, Inc., 4.086%, 2/16/07	200,000	198,685
Indiana Michigan Power, 5.05%, 11/15/14	165,000	162,648
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	77,165	74,897
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	225,000	223,263

September 30, 2005

	Shares/Par	$ Value
Electric Utilities (continued)
Oncor Electric Delivery, 6.375%, 1/15/15	70,000	75,569
PacifiCorp, 5.45%, 9/15/13	260,000	267,963
PPL Electric Utilities Corp., 4.30%, 6/1/13	450,000	427,995
Progress Energy, Inc., 4.50%, 6/1/10	174,000	171,522
Progress Energy, Inc., 6.85%, 4/15/12	70,000	75,808
Public Service Electric & Gas Corp., 5.00%, 1/1/13	100,000	100,729
Puget Energy, Inc., 3.363%, 6/1/08	120,000	115,666
Virginia Electric & Power Co., 5.25%, 12/15/15	200,000	200,328
Total		2,973,718

Food Processors (0.3%)
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15 144A	130,000	127,606
Kellogg Co., 6.60%, 4/1/11	285,000	308,782
Kraft Foods, Inc., 6.25%, 6/1/12	230,000	245,595
Total		681,983

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	210,000	206,987
Enterprise Products Operating LP, 4.95%, 6/1/10	385,000	378,389
Total		585,376

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	248,032

Independent Finance (0.4%)
Household Finance Corp., 4.125%, 11/16/09	195,000	189,902
International Lease Finance Corp., 4.75%, 1/13/12	260,000	255,186
iStar Financial, Inc., 5.15%, 3/1/12	395,000	385,818
Total		830,906

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69,727

	Shares/Par	$ Value
Oil and Gas (0.5%)
Conoco Funding Co., 6.35%, 10/15/11	335,000	363,322
Kerr-McGee Corp., 6.95%, 7/1/24	60,000	62,172
Occidental Petroleum, 4.00%, 11/30/07	130,000	127,769
Occidental Petroleum, 10.125%, 9/15/09	140,000	168,147
Pioneer Natural Resource Co., 5.875%, 7/15/16	125,000	122,982
XTO Energy, Inc., 5.00%, 1/31/15	165,000	161,740
Total		1,006,132

Other Finance (0.1%)
SLM Corp., 4.50%, 7/26/10	245,000	241,473

Paper and Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 6/15/15	50,000	55,188

Pharmaceuticals (0.1%)
Pfizer, Inc., 5.625%, 2/1/06	120,000	120,549

Property and Casualty Insurance (0.4%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	673,958
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	244,860
Total		918,818

Railroads (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	260,000	271,120
Union Pacific Corp., 3.875%, 2/15/09	260,000	252,677
Union Pacific Corp., 7.375%, 9/15/09	260,000	283,765
Total		807,562

Real Estate Investment Trusts (0.2%)
Camden Property Trust, 5.00%, 6/15/15	185,000	178,914
ERP Operating LP, 5.25%, 9/15/14	115,000	115,747
First Industrial LP, 5.25%, 6/15/09	50,000	50,038
Total		344,699

	Shares/Par	$ Value
Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	325,000	338,793
Home Depot, Inc., 4.625%, 8/15/10	40,000	39,989
J.C. Penney Co., Inc., 6.875%, 10/15/15	150,000	161,063
Target Corp., 5.40%, 10/1/08	260,000	266,105
Wal-Mart Stores, Inc., 4.75%, 8/15/10	155,000	155,098
Total		961,048

Security Brokers and Dealers (0.3%)
Credit Suisse First Boston USA, Inc., 5.125%, 8/15/15	75,000	74,731
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	190,254
Lehman Brothers Holdings, 4.80%, 3/13/14	75,000	73,680
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	75,000	74,593
Morgan Stanley, 5.30%, 3/1/13	175,000	176,743
Total		590,001

Telecommunications (0.7%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	99,907
BellSouth Corp., 6.55%, 6/15/34	130,000	139,735
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	150,149
France Telecom SA, 8.00% 3/1/11	255,000	289,544
Sprint Capital Corp., 8.375%, 3/15/12	335,000	394,240
Telecom Italia Capital SA, 4.875%, 10/1/10	90,000	89,141
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	170,000	163,237
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	50,000	48,997
Verizon Global Funding Corp., 4.375%, 6/1/13	100,000	95,581
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	78,676
Total		1,549,207

Tobacco (0.0%)
Altria Group, Inc., 7.75%, 1/15/27	80,000	93,286

	Shares/Par	$ Value
Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	350,000	405,871
Total Investment Grade Segment (Cost $20,752,594)		20,530,424

Governments (4.7%)
Governments (4.7%)
(e)BECCS, 14.00%, 11/15/11	500,000	476,593
Federal Home Loan Bank, 6.00%, 5/13/13	215,000	211,571
Housing & Urban Development, 6.08%, 8/1/13	150,000	160,899
Overseas Private Investment, 4.10%, 11/15/14	118,800	115,623
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	300,000	231,543
US Treasury, 3.75%, 3/31/07	852,000	846,542
US Treasury, 3.875%, 9/15/10	888,000	875,443
US Treasury, 4.00%, 2/15/15	1,780,000	1,732,720
US Treasury, 4.125%, 5/15/15	1,749,000	1,718,870
US Treasury, 4.25%, 8/15/15	225,000	223,594
US Treasury, 5.00%, 2/15/11	215,000	222,920
US Treasury, 5.375%, 2/15/31	2,820,000	3,159,279
Total Governments (Cost $10,121,212)		9,975,597

Structured Products (11.8%)
Structured Products (11.8%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	1,604,000	1,597,486
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	1,502,000	1,495,041
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	339,000	364,300
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	4,023,211	170,986
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	274,442	268,935
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	379,430	361,027
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	92,506	92,297
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	721,072	719,440
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	40,202	40,109

September 30, 2005

	Shares/Par	$ Value

Structured Products (continued)
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	142,362	142,036
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	101,954	103,476
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	18,744	19,024
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	125,474	127,343
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	1,270,109	1,270,853
Federal Home Loan Mortgage Corp., 5.50%, 1/1/35	1,828,748	1,829,819
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	698,079	698,428
Federal Home Loan Mortgage Corp., 6.00%, 6/1/35	131,194	133,499
Federal Home Loan Mortgage Corp., 6.00%, 7/1/35	144,964	147,510
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	94,113	96,784
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/35	288,000	281,790
Federal Home Loan Mortgage Corp., TBA, 5.00%, 10/1/20	238,000	237,331
Federal Home Loan Mortgage Corp., TBA, 6.00%, 10/1/35	340,000	345,844
Federal National Mortgage Association, 4.00%, 6/1/19	44,346	42,703
Federal National Mortgage Association, 4.50%, 6/1/19	485,898	476,149
Federal National Mortgage Association, 4.50%, 12/1/19	51,403	50,372
Federal National Mortgage Association, 4.50%, 8/1/20	319,689	313,161
Federal National Mortgage Association, 5.00%, 3/1/20	167,067	166,686
Federal National Mortgage Association, 5.00%, 4/1/20	65,647	65,496
Federal National Mortgage Association, 5.00%, 5/1/20	121,290	121,012
Federal National Mortgage Association, 5.00%, 7/1/20	354,138	353,325
Federal National Mortgage Association, 5.00%, 11/1/34	1,266,910	1,241,969
Federal National Mortgage Association, 5.00%, 4/1/35	177,939	174,224
Federal National Mortgage Association, 5.00%, 7/1/35	593,353	580,967
Federal National Mortgage Association, 5.00%, 8/1/35	410,240	401,676

	Shares/Per	$ Value

Structured Products (continued)
Federal National Mortgage Association, 5.00%, 9/1/35	1,123,492	1,100,040
Federal National Mortgage Association, 5.00%, 10/1/35	85,000	83,226
Federal National Mortgage Association, 5.50%, 9/1/34	367,068	367,095
Federal National Mortgage Association, 5.50%, 10/1/34	364,543	364,570
Federal National Mortgage Association, 5.50%, 3/1/35	380,438	380,391
Federal National Mortgage Association, 5.50%, 5/1/35	18,353	18,351
Federal National Mortgage Association, 5.50%, 7/1/35	107,536	107,522
Federal National Mortgage Association, 5.50%, 8/1/35	76,000	75,991
Federal National Mortgage Association, 5.50%, 9/1/35	98,000	97,987
Federal National Mortgage Association, 6.00%, 5/1/11	96,039	98,843
Federal National Mortgage Association, 6.00%, 10/1/34	739,169	751,685
Federal National Mortgage Association, 6.00%, 11/1/34	608,645	618,951
Federal National Mortgage Association, 6.00%, 5/1/35	207,251	210,761
Federal National Mortgage Association, 6.00%, 6/1/35	1,034,988	1,052,739
Federal National Mortgage Association, 6.00%, 7/1/35	534,013	543,058
Federal National Mortgage Association, 6.00%, 8/1/35	89,932	91,455
Federal National Mortgage Association TBA, 4.50%, 10/1/20	143,000	140,006
Government National Mortgage Association, 5.50%, 4/15/32	100,693	101,742
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	273,000	272,317
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	1,540,000	1,532,063
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	1,134,000	1,128,968
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	856,000	852,687

	Shares/Par	$ Value
Structured Products (continued)
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	1,336,024	23,685
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	509,000	505,865
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	150,000	149,678
Total Structured Products (Cost $25,456,779)		25,200,774

Below Investment Grade Segment (7.2%)
Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	50,000	49,750
L-3 Communications Corp., 6.375%, 10/15/15 144A	75,000	75,563
L-3 Communications Corp., 7.625%, 6/15/12	50,000	52,500
Total		177,813

Autos/Vehicle Parts (0.3%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	55,000	42,900
General Motors Acceptance Corp., 6.75%, 12/1/14	140,000	121,778
General Motors Acceptance Corp., 6.875%, 9/15/11	85,000	77,317
General Motors Acceptance Corp., 7.75%, 1/19/10	55,000	53,312
General Motors Acceptance Corp., 8.00%, 11/01/31	105,000	91,683
General Motors Corp., 8.375%, 7/15/33	20,000	15,600
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	65,000	64,025
Lear Corp., 8.11%, 5/15/09	40,000	39,781
Visteon Corp., 8.25%, 8/1/10	40,000	38,000
Total		544,396

Basic Materials (0.8%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	129,000	127,065
(d)Anchor Glass Container, 11.00%, 2/15/13	110,000	70,400

	Shares/Par	$ Value
Basic Materials (continued)
Appleton Papers, Inc., 9.75%, 6/15/14	50,000	48,000
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	86,700
BCP Caylux Holding, 9.625%, 6/15/14	70,000	77,875
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	38,000	38,570
Cascades, Inc., 7.25%, 2/15/13	108,000	105,030
Crompton Corp., 9.875%, 8/1/12	31,000	35,301
Domtar, Inc., 7.875%, 10/15/11	165,000	163,333
Equistar Chemicals LP, 8.75%, 2/15/09	150,000	156,000
Equistar Chemicals LP, 10.625%, 5/1/11	75,000	81,750
Georgia-Pacific Corp., 8.125%, 5/15/11	125,000	138,125
Graham Packaging Co., 9.875%, 10/15/14	105,000	100,800
Graphic Packaging International Corp., 9.50%, 8/15/13	80,000	75,200
Huntsman LLC, 11.50%, 7/15/12	49,000	55,983
Invista, 9.25%, 5/1/12 144A	130,000	141,375
(c)JSG Holding PLC, 11.50%, 10/1/15 144A	35,682	37,858
Massey Energy Co., 6.625%, 11/15/10	75,000	76,500
Novelis, Inc., 7.25%, 2/15/15 144A	75,000	70,875
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	71,000	68,515
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	75,000	78,000
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	79,570
Total		1,912,825

Builders/Building Materials (0.3%)
Ames True Temper, Inc., 10.00%, 7/15/12	124,000	96,720
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	37,635
Beazer Homes USA, Inc., 6.875%, 7/15/15 144A	16,000	15,520
K. Hovnanian Enterprises, 7.75%, 5/15/13	55,000	56,031

September 30, 2005

	Shares/Par	$ Value
Builders/Building Materials (continued)
Ply Gem Industries, Inc., 9.00%, 2/15/12	74,000	62,160
Standard Pacific Corp., 6.50%, 8/15/10	110,000	106,424
Technical Olympic USA, Inc., 7.50%, 3/15/11	75,000	70,313
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	51,750
William Lyon Homes, 7.50%, 2/15/14	20,000	18,600
William Lyon Homes, 7.625%, 12/15/12	35,000	33,163
Total		548,316

Capital Goods (0.3%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	35,000	38,150
Case New Holland, Inc., 9.25%, 8/1/11	162,000	171,314
Coleman Cable, Inc., 9.875%, 10/1/12	75,000	66,094
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	70,000	73,850
(e)Standadyne Corp., 12.00%, 2/15/15	120,000	64,800
Sup Essx Com & Essx Group, 9.00%, 4/15/12	57,000	57,570
Trimas Corp., 9.875%, 6/15/12	75,000	61,500
United Rentals North America, Inc., 6.50%, 2/15/12	157,000	151,505
United Rentals North America, Inc., 7.00%, 2/15/14	61,000	56,578
Total		741,361

Consumer Products/Retailing (0.7%)
ALH Finance LLC, 8.50%, 1/15/13	50,000	47,250
Delhaize America, Inc., 8.125%, 4/15/11	175,000	189,667
General Nutrition Centers, Inc., 8.50%, 12/1/10	120,000	102,300
General Nutrition Centers, Inc., 8.625%, 1/15/11	52,000	49,920
GSC Holdings Corp., 8.00%, 10/1/12 144A	110,000	109,450
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	91,000	90,545
Jostens IH Corp., 7.625%, 10/1/12	56,000	56,560

	Shares/Par	$ Value
Consumer Products/Retailing (continued)
Neiman Marcus Group Inc., 9.00%, 10/15/15 144A	88,000	88,220
Oxford Industries, Inc., 8.875%, 6/1/11	193,000	200,720
Phillips Van Heusen Corp., 7.25%, 2/15/11	100,000	100,500
Rent-A-Center, 7.50%, 5/1/10	165,000	156,956
Rite Aid Corp., 8.125%, 5/1/10	100,000	102,000
Samsonite Corp., 8.875%, 6/1/11	94,000	99,875
(e)Simmons Co., 10.00%, 12/15/14 144A	145,000	76,850
Stater Brothers Holdings, 8.125%, 6/15/12	47,000	46,413
Warnaco, Inc., 8.875%, 6/15/13	50,000	54,000
Total		1,571,226

Energy (0.5%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	125,000	130,625
Chesapeake Energy Corp., 6.375%, 6/15/15	63,000	63,315
Chesapeake Energy Corp., 6.625%, 1/15/06	94,000	95,175
El Paso CGP Co., 6.375%, 2/1/09	80,000	78,000
El Paso Production Holding, 7.75%, 6/1/13	75,000	78,375
Kerr-McGee Corp., 6.875%, 9/15/11	125,000	133,622
Range Resources Corp., 6.375%, 3/15/15	75,000	75,563
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	84,453
Williams Companies, Inc., 6.375%, 10/1/10 144A	275,000	272,937
Total		1,012,065

Financials (0.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	50,000	54,625
Dollar Financial Group, 9.75%, 11/15/11	75,000	78,000
E*Trade Financial Corp., 7.375%, 9/15/13 144A	55,000	55,550
Fairfax Financial Holdings, 7.75%, 4/26/12	125,000	120,000
LaBranche & Co., Inc., 9.50%, 5/15/09	75,000	79,500

	Shares/Par	$ Value
Financials (continued)
LaBranche & Co., Inc., 11.00%, 5/15/12	63,000	69,615
Refco Finance Holdings, 9.00%, 8/1/12	97,000	105,488
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	125,000	123,750
Total		686,528

Foods (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	63,000	63,788
Gold Kist, Inc., 10.25%, 3/15/14	39,000	44,070
Land O Lakes, Inc., 9.00%, 12/15/10	41,000	45,203
The Restaurant Co., 10.00%, 10/1/13 144A	140,000	134,399
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	130,000	129,675
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	50,000	51,250
Smithfield Foods, Inc., 7.00%, 8/1/11	50,000	51,000
Smithfield Foods, Inc., 7.75%, 5/15/13	75,000	78,750
Total		598,135

Gaming/Leisure/Lodging (0.7%)
Boyd Gaming Corp., 7.75%, 12/15/12	75,000	78,844
Corrections Corp. of America, 6.25%, 3/15/13	151,000	149,489
(c)Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	50,684	47,643
Host Marriot LP, 7.125%, 11/1/13	175,000	178,718
LCE Acquisition Corp., 9.00%, 8/1/14	146,000	141,984
Majestic Star Casino LLC, 9.50%, 10/15/10	23,000	22,770
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	74,438
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	50,813
MGM Mirage, Inc., 8.375%, 2/1/11	125,000	134,375
MGM Mirage, Inc., 8.50%, 9/15/10	65,000	70,688
Penn National Gaming, Inc., 6.75%, 3/1/15	100,000	98,000
Station Casinos, Inc., 6.875%, 3/1/16	50,000	50,688
Station Casinos, Inc., 6.875%, 3/1/16 144A	15,000	15,206

	Shares/Par	$ Value
Gaming/Leisure/Lodging (continued)
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	57,900
Universal City Development Corp., 11.75%, 4/1/10	44,000	49,720
Universal City Florida, 8.375%, 5/1/10	100,000	103,750
Wheeling Island Gaming, 10.125%, 12/15/09	100,000	105,000
Wynn Las Vegas LLC, 6.625%, 12/1/14	114,000	109,013
Total		1,539,039

Health Care/Pharmaceuticals (0.4%)
Alliance Imaging, 7.25%, 12/15/12	43,000	39,345
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	71,000	71,178
HCA, Inc., 6.95%, 5/1/12	125,000	128,578
Iasis Healthcare Corp., 8.75%, 6/15/14	104,000	107,900
Omega Healthcare Investors, 7.00%, 4/1/14	50,000	50,500
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	79,263
Tenet Healthcare Corp., 9.875%, 7/1/14	76,000	79,420
Triad Hospitals, Inc., 7.00%, 5/15/12	85,000	87,338
US Oncology, Inc., 9.00%, 8/15/12	60,000	64,800
Ventas Realty LP, 6.75%, 6/1/10 144A	40,000	40,600
Ventas Realty LP, 9.00%, 5/1/12	50,000	56,750
Total		805,672

Media (0.6%)
Cablevision Systems Corp., 8.00%, 4/15/12	60,000	58,200
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	85,000	85,425
Clear Channel Communications, Inc., 5.50%, 12/15/16	85,000	80,581
CSC Holdings, Inc., 7.00%, 4/15/12 144A	65,000	61,425
CSC Holdings, Inc., 7.625%, 4/1/11	100,000	98,249
CSC Holdings, Inc., 8.125%, 7/15/09	55,000	55,413

September 30, 2005

	Shares/Par	$ Value
Media (continued)
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	145,000	143,912
Echostar DBS Corp., 6.375%, 10/1/11	125,000	123,905
Echostar DBS Corp., 6.625%, 10/1/14	95,000	94,049
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	62,000	62,388
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	35,000	38,675
Lamar Media Corp., 6.625%, 8/15/15 144A	90,000	91,575
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	55,000	53,075
Primedia Inc., 8.00%, 5/15/13	55,000	55,413
Rogers Cable, Inc., 6.25%, 6/15/13	52,000	50,571
Rogers Cable, Inc., 6.75%, 3/15/15	75,000	75,188
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	53,125
Sinclair Broadcast Group, 8.00%, 3/15/12	50,000	51,188
Videotron Ltee, 6.375%, 12/15/15 144A	25,000	24,813
Total		1,357,170

Real Estate (0.1%)
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	30,000	30,000
Trustreet Properties, Inc., 7.50%, 4/1/15	150,000	153,375
Total		183,375

Services (0.2%)
Allied Waste North America, 6.375%, 4/15/11	75,000	71,813
Allied Waste North America, 7.25%, 3/15/15 144A	176,000	173,360
Hertz Corp., 7.40%, 3/1/11	90,000	87,212
Hertz Corp., 7.625%, 6/1/12	45,000	43,205
Knowledge Learning Center, 7.75%, 2/1/15 144A	50,000	49,000
Total		424,590

Structured Product (0.4%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	800,000	786,500

	Shares/Par	$ Value
Technology (0.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	76,500
Stats Chippac, Inc., 6.75%, 11/15/11	83,000	80,510
Sungard Data Systems, Inc., 4.875%, 1/15/14	35,000	30,713
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	35,000	36,269
Unisys Corp., 6.875%, 3/15/10	125,000	120,624
Unisys Corp., 8.00%, 10/15/12	70,000	68,775
Xerox Corp., 7.20%, 4/1/16	50,000	54,500
Total		467,891

Telecommunications (0.4%)
Citizens Communications, 9.00%, 8/15/31	61,000	61,839
Citizens Communications, 9.25%, 5/15/11	70,000	76,825
GCI, Inc., 7.25%, 2/15/14	50,000	48,375
MCI, Inc., 8.735%, 5/1/14	95,000	105,925
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	23,750
Qwest Corp., 7.625%, 6/15/15 144A	67,000	68,424
Qwest Corp., 7.875%, 9/1/11	215,000	224,137
Rogers Wireless, Inc., 6.375%, 3/1/14	62,000	62,310
Rogers Wireless, Inc., 7.25%, 12/15/12	45,000	47,588
Rogers Wireless, Inc., 8.00%, 12/15/12	81,000	85,556
Total		804,729

Transportation (0.3%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	82,000	88,560
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	58,000
OMI Corp., 7.625%, 12/1/13	90,000	93,150
Progress Rail, 7.75%, 4/1/12 144A	65,000	66,219
Ship Finance International, Ltd., 8.50%, 12/15/13	100,000	97,375
Stena AB, 7.50%, 11/1/13	90,000	87,525
Stena AB, 9.625%, 12/1/12	50,000	54,250
Total		545,079

	Shares/Par	$ Value
Utilities (0.3%)
Aquila, Inc., 9.95%, 2/1/11	75,000	84,188
Midwest Generation LLC, 8.75%, 5/1/34	65,000	72,394
NRG Energy, Inc., 8.00%, 12/15/13	16,000	17,040
Reliant Energy, Inc., 6.75%, 12/15/14	82,000	80,565
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	82,669
Teco Energy, Inc., 6.75%, 5/1/15 144A	40,000	41,900
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	100,000	101,250
TXU Corp., 5.55%, 11/15/14	105,000	99,679
Utilicorp Canada Finance, 7.75%, 6/15/11	63,000	66,308
Total		645,993
Total Below Investment Grade Segment (Cost $15,528,945)		15,352,703

Money Market Investments (8.0%)
Autos (1.4%)
(b)Daimler Chrysler Auto, 3.77%, 10/11/05	3,000,000	2,997,487

Federal Government and Agencies (0.6%)
(b)Federal Home Loan, 3.68%, 12/20/05	1,300,000	1,289,379

Finance Lessors (2.9%)
(b)Thunder Bay Funding, Inc., 3.63%, 10/3/05	3,000,000	2,999,999
(b)Thunder Bay Funding, Inc., 3.75%, 10/18/05	3,000,000	2,995,313
Total		5,995,312

Personal Credit Institutions (0.3%)
(b)Rabobank Financial Corp., 3.87%, 10/3/05	700,000	700,000

Phone Communications Except Radiophone (1.4%)
(b)Verizon Global Funding, 3.59%, 10/4/05	3,000,000	2,999,701

Security Brokers and Dealers (1.4%)
Morgan Stanley Dean Witter, 3.81%, 10/7/05	3,000,000	2,998,730
Total Money Market Investments (Cost $16,980,851)		16,980,609
Total Investments (100.4%) (Cost $187,160,349)(a)		214,335,484
Other Assets, Less Liabilities (-0.4%)		(943,414)
Total Net Assets (100.0%)		213,392,070

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities was $5,387,680, representing 2.52% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $187,160,349 and the net unrealized appreciation of investments based on that cost was $27,175,134 which is comprised of $30,290,196 aggregate gross unrealized appreciation and $3,115,062 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Ten Year Treasury Note (Short) (Total Notional Value at 9/30/05, $1,874,188 )	17	12/05	$(5,516)
S&P 500 Index Futures (Long) (Total Notional Value at 9/30/05, $7,790,938 )	25	12/05	$(76,563)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

September 30, 2005

High Yield Bond Fund

Sector Allocation 9/30/05

Sector Allocation is based on net assets.

Sector Allocation is subject to change.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Yield Bond Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,018.60	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.31

High Yield Bond Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,016.40	$9.81
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

High Yield Bond Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,015.00	$9.80
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.80

*	Expenses are equal to the annualized expense ratio of 1.25% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

High Yield Bond Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Bonds (94.4%)
Aerospace/Defense (1.1%)
L-3 Communications Corp., 6.125%, 7/15/13	525,000	522,375
L-3 Communications Corp., 6.375%, 10/15/15 144A	750,000	755,625
L-3 Communications Corp., 7.625%, 6/15/12	525,000	551,250
Total		1,829,250

Autos/Vehicle Parts (3.3%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	457,000	356,460
General Motors Acceptance Corp., 6.75%, 12/1/14	1,325,000	1,152,543
General Motors Acceptance Corp., 6.875%, 9/15/11	795,000	723,142
General Motors Acceptance Corp., 7.75%, 1/19/10	530,000	513,732
General Motors Acceptance Corp., 8.00%, 11/01/31	1,110,000	969,218
General Motors Corp., 8.375%, 7/15/33	230,000	179,400
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	650,000	640,250
Lear Corp., 8.11%, 5/15/09	395,000	392,836
Visteon Corp., 8.25%, 8/1/10	395,000	375,250
Total		5,302,831

Basic Materials (12.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,123,000	1,106,155
(d) Anchor Glass Container, 11.00%, 2/15/13	1,220,000	780,800
Appleton Papers, Inc., 9.75%, 6/15/14	527,000	505,920
Arch Western Finance LLC, 6.75%, 7/1/13	800,000	816,000
BCP Caylux Holding, 9.625%, 6/15/14	900,000	1,001,250
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	412,000	418,180
Cascades, Inc., 7.25%, 2/15/13	1,144,000	1,112,540
Crompton Corp., 9.875%, 8/1/12	344,000	391,730
Domtar, Inc., 7.875%, 10/15/11	1,645,000	1,628,395
Equistar Chemicals LP, 8.75%, 2/15/09	1,585,000	1,648,399
Equistar Chemicals LP, 10.625%, 5/1/11	785,000	855,650

	Shares/Par	$ Value
Basic Materials (continued)
Georgia-Pacific Corp., 8.125%, 5/15/11	1,320,000	1,458,600
Graham Packaging Co., 9.875%, 10/15/14	1,007,000	966,720
Graphic Packaging International Corp., 9.50%, 8/15/13	832,000	782,080
Huntsman LLC, 11.50%, 7/15/12	547,000	624,948
Invista, 9.25%, 5/1/12 144A	1,470,000	1,598,625
(c)(f)JSG Holding PLC, 11.50%, 10/1/15 144A	363,956	386,146
Massey Energy Co., 6.625%, 11/15/10	795,000	810,900
Novelis, Inc., 7.25%, 2/15/15 144A	804,000	759,780
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	776,000	748,840
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	795,000	826,800
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	911,000	992,990
Total		20,221,448

Builders/Building Materials (3.5%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,374,000	1,071,719
Beazer Homes USA, Inc., 6.50%, 11/15/13	379,000	365,735
Beazer Homes USA, Inc., 6.875%, 7/15/15 144A	151,000	146,470
K. Hovnanian Enterprises, 7.75%, 5/15/13	530,000	539,938
Ply Gem Industries, Inc., 9.00%, 2/15/12	834,000	700,560
Standard Pacific Corp., 6.50%, 8/15/10	1,115,000	1,078,762
Technical Olympic USA, Inc., 7.50%, 3/15/11	825,000	773,438
Technical Olympic USA, Inc., 9.00%, 7/1/10	300,000	310,500
William Lyon Homes, 7.50%, 2/15/14	255,000	237,150
William Lyon Homes, 7.625%, 12/15/12	381,000	360,998
Total		5,585,270

September 30, 2005

	Shares/Par	$ Value
Capital Goods (4.9%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	465,000	506,850
Case New Holland, Inc., 9.25%, 8/1/11	1,713,000	1,811,498
Coleman Cable, Inc., 9.875%, 10/1/12	820,000	722,625
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	770,000	812,350
(e) Stanadyne Corp., 12.00%, 2/15/15	1,295,000	699,300
Sup Essx Com & Essx Group, 9.00%, 4/15/12	517,000	522,170
Trimas Corp., 9.875%, 6/15/12	825,000	676,500
United Rentals North America, Inc., 6.50%, 2/15/12	1,568,000	1,513,120
United Rentals North America, Inc., 7.00%, 2/15/14	640,000	593,600
Total		7,858,013

Consumer Products/Retailing (9.6%)
ALH Finance LLC, 8.50%, 1/15/13	537,000	507,465
Delhaize America, Inc., 8.125%, 4/15/11	1,850,000	2,005,052
General Nutrition Centers, Inc., 8.50%, 12/1/10	1,100,000	937,750
General Nutrition Centers, Inc., 8.625%, 1/15/11	536,000	514,560
GSC Holdings Corp., 8.00%, 10/1/12 144A	1,030,000	1,024,850
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	841,000	836,795
Jostens IH Corp., 7.625%, 10/1/12	615,000	621,150
Neiman Marcus Group, Inc., 9.00%, 10/15/15 144A	852,000	854,130
Oxford Industries, Inc., 8.875%, 6/1/11	1,247,000	1,296,880
Phillips Van Heusen Corp., 7.25%, 2/15/11	1,100,000	1,105,500
Rent-A-Center, 7.50%, 5/1/10	1,708,000	1,624,735
Rite Aid Corp., 8.125%, 5/1/10	1,065,000	1,086,300
Samsonite Corp., 8.875%, 6/1/11	1,058,000	1,124,125
(e) Simmons Co., 10.00%, 12/15/14 144A	1,595,000	845,350
Stater Brothers Holdings, 8.125%, 6/15/12	538,000	531,275
Warnaco, Inc., 8.875%, 6/15/13	530,000	572,400
Total		15,488,317

	Shares/Par	$ Value
Energy (6.5%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	1,330,000	1,389,850
Chesapeake Energy Corp., 6.375%, 6/15/15	683,000	686,415
Chesapeake Energy Corp., 6.625%, 1/15/06	997,000	1,009,463
El Paso CGP Co., 6.375%, 2/1/09	790,000	770,250
El Paso Production Holding, 7.75%, 6/1/13	796,000	831,820
Kerr-McGee Corp., 6.875%, 9/15/11	1,325,000	1,416,399
Range Resources Corp., 6.375%, 3/15/15	804,000	810,030
Whiting Petroleum Corp., 7.25%, 5/1/13	888,000	903,540
Williams Companies, Inc., 6.375%, 10/1/10 144A	2,655,000	2,635,087
Total		10,452,854

Financials (4.7%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	675,000	737,438
Dollar Financial Group, 9.75%, 11/15/11	825,000	858,000
E*Trade Financial Corp., 7.375%, 9/15/13 144A	530,000	535,300
Fairfax Financial Holdings, 7.75%, 4/26/12	1,369,000	1,314,239
LaBranche & Co., Inc., 9.50%, 5/15/09	795,000	842,700
LaBranche & Co., Inc., 11.00%, 5/15/12	688,000	760,240
Refco Finance Holdings, 9.00%, 8/1/12	1,059,000	1,151,663
Thornburg Mortgage, Inc., 8.00%, 5/15/13	1,325,000	1,311,750
Total		7,511,330

Foods (3.9%)
B&G Foods, Inc., 8.00%, 10/1/11	685,000	693,563
Gold Kist, Inc., 10.25%, 3/15/14	454,000	513,020
Land O Lakes, Inc., 9.00%, 12/15/10	470,000	518,175
The Restaurant Co., 10.00%, 10/1/13 144A	1,330,000	1,276,800
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	1,307,000	1,303,732

	Shares/Par	$ Value
Foods (continued)
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	525,000	538,125
Smithfield Foods, Inc., 7.00%, 8/1/11	530,000	540,600
Smithfield Foods, Inc., 7.75%, 5/15/13	795,000	834,750
Total		6,218,765

Gaming/Leisure/Lodging (9.7%)
Boyd Gaming Corp., 7.75%, 12/15/12	795,000	835,744
Corrections Corp. of America, 6.25%, 3/15/13	1,560,000	1,544,399
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	202,735	190,571
Host Marriot LP, 7.125%, 11/1/13	1,855,000	1,894,418
LCE Acquisition Corp., 9.00%, 8/1/14	1,372,000	1,334,270
Majestic Star Casino LLC, 9.50%, 10/15/10	175,000	173,250
MGM Mirage, Inc., 6.375%, 12/15/11	795,000	789,038
MGM Mirage, Inc., 6.75%, 9/1/12	530,000	538,613
MGM Mirage, Inc., 8.375%, 2/1/11	1,325,000	1,424,375
MGM Mirage, Inc., 8.50%, 9/15/10	660,000	717,750
Penn National Gaming, Inc., 6.75%, 3/1/15	1,070,000	1,048,600
Station Casinos, Inc., 6.875%, 3/1/16	530,000	537,288
Station Casinos, Inc., 6.875%, 3/1/16 144A	135,000	136,856
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	530,000	511,450
Universal City Development Corp., 11.75%, 4/1/10	668,000	754,840
Universal City Florida, 8.375%, 5/1/10	1,076,000	1,116,350
Wheeling Island Gaming, 10.125%, 12/15/09	850,000	892,500
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,243,000	1,188,619
Total		15,628,931

	Shares/Par	$ Value
Health Care/Pharmaceuticals (5.4%)
Alliance Imaging, 7.25%, 12/15/12	455,000	416,325
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	702,000	703,755
HCA, Inc., 6.95%, 5/1/12	1,320,000	1,357,797
Iasis Healthcare Corp., 8.75%, 6/15/14	1,133,000	1,175,488
Omega Healthcare Investors, 7.00%, 4/1/14	550,000	555,500
Tenet Healthcare Corp., 6.375%, 12/1/11	795,000	741,338
Tenet Healthcare Corp., 9.875%, 7/1/14	825,000	862,125
Triad Hospitals, Inc., 7.00%, 5/15/12	795,000	816,863
US Oncology, Inc., 9.00%, 8/15/12	690,000	745,200
Ventas Realty LP, 6.75%, 6/1/10 144A	425,000	431,375
Ventas Realty LP, 9.00%, 5/1/12	800,000	908,000
Total		8,713,766

Media (8.7%)
Cablevision Systems Corp., 8.00%, 4/15/12	690,000	669,300
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	795,000	798,975
Clear Channel Communications, Inc., 5.50%, 12/15/16	795,000	753,670
CSC Holdings, Inc., 7.00%, 4/15/12 144A	685,000	647,325
CSC Holdings, Inc., 7.625%, 4/1/11	1,060,000	1,041,449
CSC Holdings, Inc., 8.125%, 7/15/09	530,000	533,975
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	1,585,000	1,573,112
Echostar DBS Corp., 6.375%, 10/1/11	1,325,000	1,313,405
Echostar DBS Corp., 6.625%, 10/1/14	825,000	816,750
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	670,000	674,188
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	395,000	436,475
Lamar Media Corp., 6.625%, 8/15/15 144A	885,000	900,488

September 30, 2005

	Shares/Par	$ Value
Media (continued)
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	530,000	511,450
Primedia, Inc., 8.00%, 5/15/13	530,000	533,975
Rogers Cable, Inc., 6.25%, 6/15/13	569,000	553,353
Rogers Cable, Inc., 6.75%, 3/15/15	821,000	823,053
Rogers Cable, Inc., 7.875%, 5/1/12	530,000	563,125
Sinclair Broadcast Group, 8.00%, 3/15/12	552,000	565,110
Videotron Ltee, 6.375%, 12/15/15 144A	235,000	233,238
Total		13,942,416

Real Estate (1.2%)
American Real Estate Partners LP, 7.125%, 2/15/13 144A	265,000	265,000
Trustreet Properties, Inc., 7.50%, 4/1/15	1,560,000	1,595,100
Total		1,860,100

Services (2.8%)
Allied Waste North America, 6.375%, 4/15/11	785,000	751,638
Allied Waste North America, 7.25%, 3/15/15 144A	1,884,000	1,855,740
Hertz Corp., 7.40%, 3/1/11	885,000	857,589
Hertz Corp., 7.625%, 6/1/12	445,000	427,246
Knowledge Learning Center, 7.75%, 2/1/15 144A	540,000	529,200
Total		4,421,413

Structured Product (0.4%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	650,000	639,031

Technology (2.9%)
Flextronics International, Ltd., 6.50%, 5/15/13	795,000	810,900
Stats Chippac, Inc., 6.75%, 11/15/11	687,000	666,390
Sungard Data Systems, Inc., 4.875%, 1/15/14	330,000	289,575
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	335,000	347,144
Unisys Corp., 6.875%, 3/15/10	1,326,000	1,279,589

	Shares/Par	$ Value
Technology (continued)
Unisys Corp., 8.00%, 10/15/12	665,000	653,363
Xerox Corp., 7.20%, 4/1/16	548,000	597,320
Total		4,644,281

Telecommunications (5.3%)
Citizens Communications, 9.00%, 8/15/31	684,000	693,405
Citizens Communications, 9.25%, 5/15/11	665,000	729,838
GCI, Inc., 7.25%, 2/15/14	535,000	517,613
MCI, Inc., 8.735%, 5/1/14	1,025,000	1,142,875
Qwest Communications International, Inc., 7.50%, 11/1/08	275,000	261,250
Qwest Corp., 7.625%, 6/15/15 144A	706,000	721,003
Qwest Corp., 7.875%, 9/1/11	2,470,000	2,574,974
Rogers Wireless, Inc., 6.375%, 3/1/14	686,000	689,430
Rogers Wireless, Inc., 7.25%, 12/15/12	274,000	289,755
Rogers Wireless, Inc., 8.00%, 12/15/12	892,000	942,175
Total		8,562,318

Transportation - Rail & Other (3.8%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	863,000	932,040
Grupo Transportacion Ferroviaria Mexicana, SA de C V (TFM), 12.50%, 6/15/12	800,000	928,000
OMI Corp., 7.625%, 12/1/13	955,000	988,424
Progress Rail, 7.75%, 4/1/12 144A	670,000	682,563
Ship Finance International, Ltd., 8.50%, 12/15/13	755,000	735,181
Stena AB, 7.50%, 11/1/13	945,000	919,013
Stena AB, 9.625%, 12/1/12	800,000	868,000
Total		6,053,221

Utilities (4.2%)
Aquila, Inc., 9.95%, 2/1/11	820,000	920,449
Midwest Generation LLC, 8.75%, 5/1/34	690,000	768,488
NRG Energy, Inc., 8.00%, 12/15/13	355,000	378,075
Reliant Energy, Inc., 6.75%, 12/15/14	887,000	871,478

	Shares/Par	$ Value
Utilities (continued)
Sierra Pacific Resources, 8.625%, 3/15/14	825,000	909,356
Teco Energy, Inc., 6.75%, 5/1/15 144A	395,000	413,763
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	725,000	734,072
TXU Corp., 5.55%, 11/15/14	1,055,000	1,001,539
Utilicorp Canada Finance, 7.75%, 6/15/11	685,000	720,963
Total		6,718,183
Total Bonds (Cost $152,931,639)		151,651,738

Preferred Stocks (0.0%)
Media (0.0%)
PTV, Inc.	6	11
Total Preferred Stocks (Cost $0)		11

Common Stocks and Warrants (0.4%)
Foods (0.4%)
B&G Foods, Inc. - EIS	41,347	523,039

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	1,786	23,772

Media (0.0%)
NTL, Inc.	9	6

Telecommunications (0.0%)
American Tower Corp. - Warrants	1,400	49,234
IWO Holdings, Inc. 144A	350	4
Total		49,238

Transportation - Rail & Other (0.0%)
RailAmerica Transportation Corp.	650	38,350
Total		38,350
Total Common Stocks and Warrants (Cost $782,391)		634,405

Money Market Investments (5.0%)
Finance Lessors (1.9%)
Ranger Funding Co. LLC, 3.80%, 11/2/05	3,000,000	2,990,500

	Shares/Par	$ Value
Finance Services (1.9%)
Preferred Receivable Funding, 3.70%, 10/14/05	3,000,000	2,996,608

Personal Credit Institutions (1.2%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	2,000,000	2,000,000
Total Money Market Investments (Cost $7,987,108)		7,987,108
Total Investments (99.8%) (Cost $161,701,138)(a)		160,273,262
Other Assets, Less Liabilities (0.2%)		386,598
Total Net Assets (100.0%)		160,659,860

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities was $29,600,277, representing 18.42% of the net assets.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $161,701,138 and the net unrealized depreciation of investments based on that cost was $1,427,876 which is comprised of $2,579,611 aggregate gross unrealized appreciation and $4,007,487 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e) Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

The Fund invests in lower-quality securities which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

September 30, 2005

Municipal Bond Fund

Percentage Holdings 9/30/05

Percentage Holdings are based on Municipal Bonds held.

Percentage Holdings are subject to change.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Municipal Bond Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,023.90	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$3.99

Municipal Bond Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,021.20	$7.57
Hypothetical (5% return before expenses)	$1,000.00	$1,017.27	$7.56

*	Expenses are equal to the annualized expense ratio of 0.79% for Class A shares, 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Municipal Bond Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Revenue Bonds (67.7%)
Alabama (2.0%)
(b) Alabama Water Pollution, 5.25%, 8/15/11 RB, AMBAC	900,000	984,096
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/38 RB, FGIC, PR	115,000	124,914
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/41 RB, FGIC, PR	735,000	795,917
Jefferson County, Alabama Sewer Revenue, 5.375%, 2/1/36 RB, FGIC, PR	505,000	544,461
Jefferson County, Alabama Sewer Revenue, 5.70%, 2/1/19 RB, FGIC, PR	60,000	62,672
Jefferson County, Alabama Sewer Revenue, 5.75%, 2/1/38 RB, FGIC, PR	50,000	54,496
Total		2,566,556

Arizona (3.2%)
(b) Arizona School Facilities Board Revenue, 5.50%, 7/1/17 RB, PR	1,700,000	1,884,076
(b) Arizona State Transportation Board Highway Revenue, 5.25%, 7/1/17 RB	1,000,000	1,088,690
Salt River Project Arizona Agriculture Improvement & Power District Electrical System Revenue - Series A, 5.00%, 1/1/21 RB	1,000,000	1,061,690
Total		4,034,456

California (4.0%)
Foothill/Eastern California Corridor Agency Toll Road Revenue, 0.00%, 1/1/18 RB, PR	160,000	94,320
Foothill/Eastern Corridor Agency California Toll Road Revenue, 0.00%, 1/1/20 RB, PR	530,000	279,898
Metropolitan Water District of Southern California, Variable, 7/1/36 RB, SPA	1,950,000	1,950,000
Sacramento County, California Sanitation District, 5.00%, 12/1/35 RB, AMBAC	1,500,000	1,569,525

	Shares/Par	$ Value
California (continued)
Sacramento County, California Sanitation District, 6.00%, 12/1/15 RB	1,000,000	1,134,730
Total		5,028,473

Colorado (1.6%)
Colorado Regional Transportation District Certificate Participation, 2.30%, 12/1/22 RB, AMBAC	2,000,000	1,965,940

Connecticut (2.5%)
Connecticut State Health & Education Facilities Authority Revenue, Variable, 7/1/36 RB	950,000	950,000
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure, Series A, 5.375%, 10/1/17 RB, FSA, PR	1,000,000	1,105,850
Connecticut State Special Tax Obligation Revenue, 5.75%, 6/1/13 RB, FGIC, PR	5,000	5,145
Hartford, Connecticut Package System, 6.40%, 7/1/20 RB, PR	900,000	1,015,407
Total		3,076,402

Florida (3.5%)
Collier County, Florida Housing Finance Authority, 4.90%, 2/15/32 RB, FNMA	1,250,000	1,276,275
Escambia County, Florida Health Facilities Authority Revenue, 5.25%, 11/15/32 RB	670,000	701,108
Escambia County, Florida Health Facilities Authority Revenue, 5.75%, 11/15/29 RB, AMBAC, PR	760,000	837,094
Miami, Florida Health Facilities Authority Revenue - Series B, 5.25%, 11/15/33 RB	1,000,000	1,031,960
Miami, Florida Health Facilities Authority Revenue - Series C, 5.25%, 11/15/33 RB	500,000	514,960
Total		4,361,397

Georgia (3.3%)
(b) Atlanta, Georgia Airport Revenue, 5.60%, 1/1/30 RB, FGIC, PR	50,000	55,024

September 30, 2005

	Shares/Par	$ Value
Georgia (continued)
(b) Atlanta, Georgia Airport Revenue, 5.50%, 1/1/26 RB, FGIC, PR	185,000	202,858
(b) Atlanta, Georgia Water & Wastewater Revenue, 5.50%, 11/1/22 RB, FGIC	550,000	635,074
Cartersville, Georgia Development Authority Water & Waste Facility, 7.40%, 11/1/10 RB, AMT	1,000,000	1,165,830
Colquitt County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	290,000	138,130
Georgia Municipal Electric Authority, 5.00%, 11/1/24 RB, MBIA	250,000	257,043
Georgia Municipal Electric Authority, 6.40%, 1/1/13 RB, AMBAC	110,000	126,894
Richmond County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	3,370,000	1,605,165
Total		4,186,018

Illinois (4.7%)
Chicago, Illinois Public Building Community Building Revenue, 0.00%, 1/1/08 RB, MBIA, PR	480,000	445,978
Chicago, Illinois Sales Tax, 5.375%, 1/1/30 RB, FGIC, PR	10,000	10,763
Illinois Educational Facilities Authority Student Housing Revenue, 6.25%, 5/1/30 RB	1,000,000	1,071,930
Illinois Finance Authority Revenue University of Chicago - Series A, 5.00%, 7/1/34 RB	1,000,000	1,035,780
Illinois State Sales Tax Revenue, 5.50%, 6/15/15 RB	1,600,000	1,752,912
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, 5.50%, 6/15/18 RB, FGIC, PR	1,175,000	1,352,989
University of Illinois University Revenue Auxiliary Facilities - Series A, 6.00%, 4/1/30 RB, PR, MBIA	185,000	207,339
Total		5,877,691

	Shares/Par	$ Value
Indiana (1.1%)
Indiana State Toll Finance Authority, 6.00%, 7/1/15 RB	100,000	101,971
Shelby, Indiana Eastern School Building Corporation, 5.50%, 7/15/13 RB, FGIC	1,135,000	1,257,444
Total		1,359,415

Iowa (1.0%)
Iowa City, Iowa Sewer Revenue, 5.50%, 7/1/25 RB, FSA	140,000	149,352
Iowa Finance Authority Hospital Facility Revenue, 5.878%, 2/15/20 RB, AMBAC	1,000,000	1,110,570
Total		1,259,922

Kansas (0.9%)
Kansas State Department of Transportation Highway Revenue, 5.00%, 9/1/10 RB, PR	45,000	47,938
Kansas State Department of Transportation Highway Revenue, 5.125%, 9/1/12 RB, PR	55,000	58,884
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund II, 4.75%, 5/1/14 RB	1,000,000	1,040,610
Total		1,147,432

Kentucky (0.9%)
Louisville & Jefferson County, Kentucky Regional Airport Authority, 6.50%, 7/1/17 RB, MBIA, AMT	1,000,000	1,070,120

Louisiana (0.2%)
Louisiana State Gas & Fuels Tax Revenue, 5.375%, 6/1/16 RB, AMBAC	250,000	267,668

Maryland (0.9%)
Maryland State Industrial Development Financing Authority Economic Development Revenue, 5.20%, 11/1/26 RB	1,065,000	1,120,849

	Shares/Par	$ Value
Massachusetts (2.6%)
Massachusetts Bay Transportation Authority, 5.00%, 3/1/22 RB, PR, GO OF AUTH	820,000	848,839
Massachusetts State Health & Educational Facility Authority, 6.25%, 12/1/22 RB, PR	110,000	112,828
Massachusetts State Water Reserve Authority, Variable, 8/1/20 RB, LOC	1,260,000	1,260,000
Masschusetts State School Building Authdedicated Sales Tax Revenue, 5.00%, 8/15/07 RB	1,000,000	1,035,890
Total		3,257,557

Michigan (3.1%)
Detroit, Michigan Sewer Disposal Revenue, 5.00%, 7/1/32 RB, FSA	1,000,000	1,038,990
Detroit, Michigan Sewer Disposal Revenue, 5.25%, 7/1/21 RB, FSA	1,525,000	1,708,061
Detroit, Michigan Sewer Disposal Revenue, Variable, 7/1/33 RB, FSA	1,000,000	1,000,000
Detroit, Michigan Water Supply System, 5.25%, 7/1/33 RB, FGIC, PR	165,000	180,548
Total		3,927,599

Mississippi (1.0%)
Mississippi Development Bank Special Obligation, 5.00%, 9/1/34 RB, FSA	1,250,000	1,295,450

Missouri (0.3%)
Saline County, Missouri Individual Development Authority, 6.50%, 12/1/28 RB	345,000	355,550

Nebraska (0.2%)
Nebraska Investment Finance Authority, Single Family Housing Revenue, 6.25%, 3/1/21 RB, GNMA, FNMA, FHLMC, AMT	300,000	302,493

	Shares/Par	$ Value
New Jersey (2.9%)
New Jersey State Highway Authority Garden State Parkway General Revenue, 5.25%, 1/1/18 RB, FGIC, PR	1,190,000	1,305,977
New Jersey State Transportation Authority, 5.50%, 6/15/18 RB, PR	2,125,000	2,389,073
Total		3,695,050

New York (8.7%)
Metropolitan Transportation Authority, 5.00%, 4/1/17 RB, PR, FSA	1,000,000	1,098,770
Metropolitan Transportation Authority, 5.625%, 7/1/25 RB, PR, MBIA	1,000,000	1,059,210
New York City, New York Municipal Water Finance Authority, 5.75%, 6/15/29 RB, PR	1,000,000	1,055,520
New York City, New York Municipal Water Financial Authority Water & Sewer System Revenue, 5.25%, 6/15/17 RB	1,205,000	1,311,257
New York City, New York Municipal Water Financial Authority Water & Sewer System Revenue, Variable, 6/15/25 RB, FGIC	300,000	300,000
New York City, New York Transitional Finance Authority, Variable, 11/1/22 RB	1,000,000	1,000,000
New York City, New York Transitional Financial Authority - Series E, 5.25%, 2/1/22 RB, MBIA	1,000,000	1,087,350
New York Metropolitan Transportation Authority Commuter Facilities, 5.00%, 7/1/21 RB, AMBAC, PR	1,080,000	1,182,200
New York State Dormitory Authority, 5.125%, 2/15/08 RB	900,000	939,078
New York State Dormitory Authority, 5.125%, 7/1/27 RB, MBIA, PR	195,000	207,556
Sales Tax Asset Receivable, 5.00%, 10/15/32 RB, AMBAC	1,500,000	1,576,800
Total		10,817,741

September 30, 2005

	Shares/Par	$ Value
North Carolina (4.3%)
North Carolina Eastern Municipal Power Agency System, 4.50%, 1/1/24 RB, PR	1,785,000	1,862,523
North Carolina Eastern Municipal Power Agency System, 6.00%, 1/1/26 RB, PR	520,000	635,643
North Carolina Eastern Municipal Power Agency Systems, 4.00%, 1/1/18 RB, PR	1,705,000	1,703,278
North Carolina Municipal Power Agency #1 Catawba Electric Revenue, 5.00%, 1/1/20 RB, PR	860,000	952,218
North Carolina Municipal Power Agency Power System Revenue, 6.50%, 1/1/10 RB, MBIA, PR	180,000	203,126
Total		5,356,788

Ohio (1.8%)
Ohio Housing Finance Agency, 5.625%, 9/1/16 RB, GNMA	165,000	170,171
Ohio State University General Receipts, 5.00%, 6/1/07 RB	2,000,000	2,065,139
Total		2,235,310

Pennsylvania (3.4%)
Delaware Valley, Pennsylvania Regional Financial Authority Local Government Revenue, 5.50%, 8/1/28 RB, AMBAC	2,025,000	2,277,739
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue, 5.00%, 1/1/27 RB, PR, FSA	265,000	281,833
Pennsylvania State Higher Education, 6.00%, 1/15/31 RB	1,500,000	1,642,590
Total		4,202,162

Rhode Island (0.1%)
Rhode Island Depositors Economic Protection Corp., 5.75%, 8/1/21 RB, PR, FSA	135,000	161,452

Tennessee (0.8%)
Metropolitan Government Nashville & Davidson County Tennessee Electric Revenue - Series A, 5.00%, 5/15/29 RB, AMBAC	1,000,000	1,045,550

	Shares/Par	$ Value
Texas (7.8%)
Fort Worth, Texas Housing Finance Corp., 6.00%, 8/20/43 RB, GNMA	995,000	1,023,049
Houston, Texas Utility Systems Revenue, 5.25%, 5/15/27 RB, MBIA	1,000,000	1,067,810
Irving, Texas Waterworks and Sewer, 5.00%, 8/15/15 RB, AMBAC	1,285,000	1,384,922
Lower Colorado River Authority Texas REF-LCRA Services Corporate Project, 5.00%, 5/15/24 RB FGIC	1,000,000	1,038,170
Lower Colorado River Authority Texas Revenue, 5.00%, 1/1/15 RB, PR, FSA	1,000,000	1,089,560
Mission, Texas Water & Sewer, 5.50%, 4/1/27 RB, FGIC	500,000	550,685
Texas University Board of Regents Revenue Financing Bonds, 5.25%, 8/15/15 RB	1,000,000	1,110,410
Texas Water Development Board Revenue, 5.75%, 7/15/16 RB	1,000,000	1,020,430
University of Texas Revenue, 5.25%, 8/15/20 RB	1,290,000	1,449,315
Total		9,734,351

Virginia (0.9%)
Virginia State Public School Authority - Series D, 5.25%, 8/1/19 RB, State Aid	1,000,000	1,123,840
Total Revenue Bonds (Cost $82,523,134)		84,833,232

General Obligation Bonds (31.4%)
Alabama (1.0%)
(b) Birmingham Alabama - Series A, 5.25%, 5/1/18 GO	1,200,000	1,311,060

Alaska (3.0%)
North Slope Boro, Alaska - Series B, 0.00%, 6/30/07 GO, MBIA	4,000,000	3,787,759

California (1.7%)
California State, 5.25%, 4/1/34 GO	1,000,000	1,057,910

	Shares/Par	$ Value
California (continued)
Riverside, California Community College District, 5.50%, 8/1/29 GO, MBIA	10,000	11,010
Riverside, California Community College District, 5.50%, 8/1/29 GO, MBIA, PR	990,000	1,123,214
Total		2,192,134

Florida (1.7%)
Broward County Florida Parks and Land Preservation, 5.00%, 1/1/24 GO	1,000,000	1,056,820
Florida State Department Transportaion Right of Way Service, 5.00%, 7/1/34 GO	1,000,000	1,049,530
Total		2,106,350

Hawaii (0.1%)
Hawaii State, 5.00%, 4/1/07 GO, MBIA	75,000	77,210

Illinois (3.9%)
(e) Chicago, Illinois Capital Appreciation, 0.00%, 1/1/17 GO, MBIA	1,000,000	852,770
Chicago, Illinois School Reform Board - Series A, 5.25%, 12/1/20 GO, FGIC	100,000	112,045
Cook County, Illinois Community Consolidated School District #21, 0.00%, 12/1/09 GO, FSA, PR	715,000	619,962
Cook County, Illinois School District, 9.00%, 12/1/10 GO, FGIC	1,000,000	1,256,590
Illinois State, 5.00%, 4/1/09 GO	1,000,000	1,057,840
Will County, Illinois Community Unit School District #365 U VY View, 0.00%,11/1/18 GO, FSA	1,855,000	1,034,849
Total		4,934,056

Kansas (1.4%)
Cowley County, Kansas Unit School District #465 Winfield, 5.25%, 10/1/20 GO, MBIA	1,650,000	1,804,242

Massachusetts (0.9%)
Boston, Massachusetts - Series A, 5.75%, 2/1/14 GO, PR	1,000,000	1,100,430

	Shares/Par	$ Value
Michigan (1.7%)
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, PR, Q-SBLF	440,000	476,410
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, Q-SBLF	1,600,000	1,685,056
Total		2,161,466

Mississippi (0.9%)
Mississippi State - Series D, 5.25%, 11/1/20 GO	1,000,000	1,123,580

Nebraska (0.9%)
Omaha, Nebraska Convention Center, 5.25%, 4/1/26 GO	1,000,000	1,140,400

New York (0.8%)
New York, New York - Series I, 6.00%, 4/15/09 GO, PR	1,000,000	1,055,260

Oklahoma (2.0%)
Oklahoma City, Oklahoma, 5.50%, 7/1/13 GO, PR	1,250,000	1,369,988
Tulsa, Oklahoma, 5.50%, 12/1/15 GO	1,000,000	1,081,350
Total		2,451,338

South Carolina (1.7%)
South Carolina State School Facilities - Series A, 5.00%, 1/1/12 GO	2,000,000	2,175,260

Texas (8.0%)
Aldine, Texas Independent School District, 5.50%, 2/15/16 GO, PSF	1,500,000	1,635,795
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF	200,000	219,198
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF, PR	1,365,000	1,517,252
Fort Bend, Texas Independent School District, 5.00%, 2/15/17 GO, PSF, PR	1,150,000	1,261,941
Harris County, Texas Capital Appreciation Refunding Toll Road - Series A, 0.00%, 8/15/09 GO, MBIA	1,300,000	1,139,489

September 30, 2005

	Shares/Par	$ Value
Texas (continued)
Little Elm, Texas Independent School District, 0.00%, 8/15/16 GO, PSF	1,930,000	1,206,115
San Marcos, Texas Consolidated Independent School District, 5.25%, 8/1/22 GO, PSF	1,000,000	1,075,260
Texas State Ribs, 9.226%, 9/30/11 GO	1,000,000	1,281,720
Wylie, Texas Independent School District, 0.00%, 8/15/08 GO, PSF	295,000	268,772
Wylie, Texas Independent School District, 0.00%, 8/15/08 GO, PSF, PR	305,000	277,413
Total		9,882,955

Virginia (1.7%)
Fairfax County, Virginia, 5.00%, 10/1/08, GO, State Aid Witholding	2,000,000	2,075,046
Total General Obligation Bonds (Cost $ 38,287,497)		39,378,546
Total Investments (99.1%) (Cost $120,810,631)(a)		124,211,778
Other Assets, Less Liabilities (0.9%)		1,226,790
Total Net Assets (100.0%)		125,438,568

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $120,829,825 and the net unrealized appreciation of investments based on that cost was $3,418,587 which is comprised of $3,679,737 aggregate gross unrealized appreciation and $261,150 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Ten Year Treasury Note (Short) (Total notional value at 9/30/05, $6,724,829 )	60	12/05	$(129,516)

(e)	Step bond security that presently receives no coupon payments. On January 1, 2011 the coupon steps up to 5.38%.

RB = Revenue Bond

GO = General Obligation

PR = Pre-Refunded security will be called on first call date

(with certainty)

AMT = Subject to Alternative Minimum Tax.

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Indemnity Corporation)

BIGI (Bond Investors Guarantee Insurance)

FGIC (Financial Guaranty Insurance Company)

FHLMC (Federal Home Loan Mortgage Association)

FNMA (Federal National Mortgage Association)

FSA (Financial Security Assurance, Inc.)

GNMA (Government National Mortgage Association)

LOC (Letter of Credit)

MBIA (Municipal Bond Insurance Organization)

PSF (Texas Permanent School Fund)

Q-SBLF (Qualified-School Bond Loan Fund)

SPA (Standby Purchase Agreement)

The Accompanying Notes are an Integral Part of the Financial Statements.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

Select Bond Fund

Percentage Allocation 9/30/05

Percentage Holdings are based on net assets.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds. Consistent with the Fund’s stated parameters, no more than 15% of the portfolio is invested in foreign securities, and no more than 15% is invested in high yield securities.

About Your Fund’s Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2005 and held for the entire period ended September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Select Bond Fund Class A

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,019.40	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.25

Select Bond Fund Class B

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,016.00	$7.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.27	$7.56

Select Bond Fund Class C

	Beginning Account Value March 31, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,017.00	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,017.27	$7.56

*	Expenses are equal to the annualized expense ratio of 0.84% for Class A shares, 1.50% for Class B shares, and 1.50% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

September 30, 2005

Select Bond Fund

Schedule of Investments 9/30/05 (Unaudited)

	Shares/Par	$ Value
Revenue Bonds (0.5%)
Municipal Bonds - Revenue (0.5%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	2,450,000	1,194,032
Total Revenue Bonds (Cost $1,104,136)		1,194,032

Corporate Bonds (32.3%)
Aerospace/Defense (1.9%)
Boeing Capital Corp., 4.75%, 8/25/08	920,000	922,513
General Dynamics Corp., 3.00%, 5/15/08	1,095,000	1,051,925
L-3 Communications Corp., 5.875%, 1/15/15	470,000	454,725
L-3 Communications Corp., 6.375%, 10/15/15 144A	290,000	292,175
Lockheed Martin Corp., 8.50%, 12/1/29	470,000	648,439
Raytheon Co., 5.50%, 11/15/12	1,120,000	1,152,419
Total		4,522,196

Auto Manufacturing (0.5%)
General Motors Acceptance Corp., 5.625%, 5/15/09	750,000	687,576
General Motors Acceptance Corp., 6.75%, 12/1/14	635,000	552,351
Total		1,239,927

Banking (5.4%)
Bank of America Corp., 7.40%, 1/15/11	1,633,000	1,823,673
Bank One Corp., 5.25%, 1/30/13	1,200,000	1,209,856
BB&T Corp., 4.90%, 6/30/17	590,000	577,215
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	560,000	539,019
Citigroup, Inc., 4.625%, 8/3/10	1,030,000	1,023,488
Compass Bank, 5.50%, 4/1/20	530,000	533,677
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	745,000	745,178
PNC Bank NA, 5.25%, 1/15/17	160,000	160,663
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	245,000	245,685
Resona Bank, Ltd., 5.85%, 1/15/25 144A	185,000	182,592
U.S. Bancorp, 4.50%, 7/29/10	355,000	351,504

	Shares/Par	$ Value
Banking (continued)
U.S. Central Credit Union, 2.75%, 5/30/08	1,000,000	956,621
UnionBanCal Corp., 5.25%, 12/16/13	1,000,000	1,006,539
US Bank NA, 4.95%, 10/30/14	385,000	385,407
Wachovia Bank NA, 4.80%, 11/1/14	840,000	824,783
Washington Mutual, Inc., 5.00%, 3/22/12	465,000	462,482
Wells Fargo Bank, 6.45%, 2/1/11	150,000	161,428
World Savings Bank FSB, 4.125%, 12/15/09	1,225,000	1,197,941
Total		12,387,751

Beverage/Bottling (1.4%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	720,000	746,133
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	57,000	65,755
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	750,000	758,262
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	250,000	252,067
Diageo PLC, 4.375%, 5/3/10	830,000	816,512
PepsiAmericas, Inc., 4.875%, 1/15/15	530,000	523,864
Total		3,162,593

Cable/Media/Broadcasting/Satellite (2.3%)
Clear Channel Communications, Inc., 5.50%, 12/15/16	245,000	232,263
Comcast Corp., 5.30%, 1/15/14	1,750,000	1,745,446
CSC Holdings, Inc., 7.25%, 7/15/08	470,000	471,763
Rogers Cable, Inc., 6.25%, 6/15/13	470,000	457,075
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	940,000	998,593
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	250,000	312,968
Time Warner Entertainment Co., LP, 8.875%, 10/1/12	1,000,000	1,195,696
Total		5,413,804

Conglomerate/Diversified Manufacturing (0.4%)
Textron Financial Corp., 2.75%, 6/1/06	1,000,000	990,050

	Shares/Par	$ Value
Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	535,000	526,133
The Gillette Co., 2.50%, 6/1/08	1,000,000	951,161
Total		1,477,294

Electric Utilities (4.4%)
Arizona Public Services, 5.50%, 9/1/35	145,000	141,481
Consumer Energy Co., 4.80%, 2/17/09	1,120,000	1,116,705
DTE Energy Co., 7.05%, 6/1/11	1,455,000	1,585,742
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	360,000	357,865
Entergy Mississippi, Inc., 6.25%, 4/1/34	205,000	199,286
FPL Group Capital, Inc., 4.086%, 2/16/07	545,000	541,417
Indiana Michigan Power, 5.05%, 11/15/14	455,000	448,515
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	260,432	252,778
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	765,000	759,094
Oncor Electric Delivery, 6.375%, 1/15/15	250,000	269,890
PacifiCorp, 5.45%, 9/15/13	900,000	927,565
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,500,000	1,426,649
Progress Energy, Inc., 4.50%, 6/1/10	629,000	620,041
Progress Energy, Inc., 6.85%, 4/15/12	310,000	335,721
Public Service Electric & Gas Corp., 5.00%, 1/1/13	300,000	302,187
Puget Energy, Inc., 3.363%, 6/1/08	420,000	404,830
Virginia Electric & Power Co., 5.25%, 12/15/15	690,000	691,132
Total		10,380,898

Food Processors (1.2%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15 144A	515,000	505,517
Kellogg Co., 6.60%, 4/1/11	1,135,000	1,229,708
Kraft Foods, Inc., 6.25%, 6/1/12	930,000	993,060
Total		2,728,285

Gas Pipelines (0.8%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	630,000	620,960
Enterprise Products Operating LP, 4.95%, 6/1/10	1,390,000	1,366,134
Total		1,987,094

	Shares/Par	$ Value
Health Care (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	750,000	715,476

Independent Finance (1.3%)
Household Finance Corp., 4.125%, 11/16/09	705,000	686,569
International Lease Finance Corp., 4.75%, 1/13/12	930,000	912,779
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,372,343
Total		2,971,691

Information/Data Technology (1.1%)
Hewlett-Packard Co., 5.50%, 7/1/07	2,500,000	2,538,250

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	265,000	263,967

Oil and Gas (1.4%)
Conoco Funding Co., 6.35%, 10/15/11	1,000,000	1,084,544
Kerr-McGee Corp., 6.95%, 7/1/24	220,000	227,964
Occidental Petroleum, 4.00%, 11/30/07	450,000	442,277
Occidental Petroleum, 10.125%, 9/15/09	510,000	612,536
Pioneer Natural Resource Co., 5.875%, 7/15/16	515,000	506,685
XTO Energy, Inc., 5.00%, 1/31/15	500,000	490,122
Total		3,364,128

Other Finance (0.4%)
SLM Corp., 4.50%, 7/26/10	920,000	906,758

Paper and Forest Products (0.1%)
Georgia-Pacific Corp., 7.70%, 6/15/15	190,000	209,713

Pharmaceuticals (0.1%)
Pfizer, Inc., 5.625%, 2/1/06	330,000	331,511

Property and Casualty Insurance (0.7%)
Berkley (WR) Corp., 9.875%, 5/15/08	1,000,000	1,123,264
Berkshire Hathaway Finance, 3.40%, 7/2/07	500,000	489,719
Total		1,612,983

September 30, 2005

	Shares/Par	$ Value
Railroads (1.2%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	900,000	938,493
Union Pacific Corp., 3.875%, 2/15/09	900,000	874,651
Union Pacific Corp., 7.375%, 9/15/09	900,000	982,263
Total		2,795,407

Real Estate Investment Trusts (0.6%)
Camden Property Trust, 5.00%, 6/15/15	610,000	589,929
ERP Operating LP, 5.25%, 9/15/14	390,000	392,535
First Industrial LP, 5.25%, 6/15/09	400,000	400,306
Total		1,382,770

Retail Stores (1.5%)
Federated Department Stores, 6.30%, 4/1/09	1,155,000	1,204,020
Home Depot, Inc., 4.625%, 8/15/10	140,000	139,961
J.C. Penney Co., Inc., 6.875%, 10/15/15	610,000	654,988
Target Corp., 5.40%, 10/1/08	865,000	885,313
Wal-Mart Stores, Inc., 4.75%, 8/15/10	620,000	620,390
Total		3,504,672

Security Brokers and Dealers (0.9%)
Credit Suisse First Boston USA, Inc., 5.125%, 8/15/15	305,000	303,906
Goldman Sachs Group, Inc., 5.15%, 1/15/14	540,000	540,721
Lehman Brothers Holdings, 4.80%, 3/13/14	305,000	299,631
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	305,000	303,347
Morgan Stanley, 5.30%, 3/1/13	625,000	631,224
Total		2,078,829

Telecommunications (3.0%)
ALLTELL Corp., 4.656%, 5/17/07	360,000	359,665
BellSouth Corp., 5.20%, 9/15/14	750,000	752,744
BellSouth Corp., 6.55%, 6/15/34	470,000	505,197
Cingular Wireless LLC, 6.50%, 12/15/11	1,000,000	1,083,507
Cingular Wireless LLC, 7.125%, 12/15/31	465,000	537,070

	Shares/Par	$ Value
Telecommunications (continued)
France Telecom SA, 8.00% 3/1/11	940,000	1,067,341
Sprint Capital Corp., 8.375%, 3/15/12	1,000,000	1,176,838
Telecom Italia Capital SA, 4.875%, 10/1/10	315,000	311,992
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	185,000	181,290
Telecom Italia Capital SA., 4.00%, 1/15/10 144A	625,000	600,134
Verizon Global Funding Corp., 4.375%, 6/1/13	300,000	286,742
Verizon Global Funding Corp., 5.85%, 9/15/35	280,000	275,365
Total		7,137,885

Tobacco (0.2%)
Altria Group, Inc., 7.75%, 1/15/27	310,000	361,482

Yankee Sovereign (0.5%)
State of Israel, 7.25%, 12/15/28	1,000,000	1,159,632
Total Corporate Bonds (Cost $76,564,727)		75,625,046

Governments (23.0%)
Governments (23.0%)
(e) BECCS, 14.00%, 11/15/11	2,000,000	1,906,372
Federal Home Loan Bank, 5.54%, 1/8/09	300,000	310,119
Federal Home Loan Bank, 6.00%, 5/13/13	725,000	713,436
Federal Home Loan Bank, 6.00%, 7/17/18	755,000	730,840
Housing & Urban Development, 6.08%, 8/1/13	750,000	804,494
Overseas Private Investment, 4.10%, 11/15/14	831,600	809,363
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	771,810
US Treasury, 3.75%, 3/31/07	14,828,000	14,733,012
US Treasury, 3.875%, 9/15/10	7,176,000	7,074,524
US Treasury, 4.00%, 2/15/15	2,440,000	2,375,189
US Treasury, 4.125%, 5/15/15	4,518,000	4,440,168
US Treasury, 4.25%, 8/15/15	1,145,000	1,137,844
US Treasury, 5.00%, 2/15/11	1,585,000	1,643,385
US Treasury, 5.375%, 2/15/31	14,710,000	16,479,789
Total Governments (Cost $54,486,070)		53,930,345

	Shares/Par	$ Value
Structured Products (41.5%)
Structured Products (41.5%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	3,425,000	3,411,093
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	3,682,000	3,664,939
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	500,000	517,917
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06	314,276	313,585
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	600,000	644,778
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	16,623,482	390,294
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	17,989,846	241,298
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	8,046,422	341,973
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,245,543	1,220,553
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	3,542,340	3,370,536
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	462,530	461,483
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	1,802,680	1,798,599
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	167,319	166,935
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	596,229	594,860
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	946,005	960,123
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	169,636	172,168
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,177,535	1,195,071

	Shares/Par	$ Value
Structured Products (continued)
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	2,052,727	2,053,929
Federal Home Loan Mortgage Corp., 5.50%, 1/1/35	7,323,821	7,328,110
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,798,257	2,799,656
Federal Home Loan Mortgage Corp., 6.00%, 6/1/35	512,111	521,105
Federal Home Loan Mortgage Corp., 6.00%, 7/1/35	563,863	573,766
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	470,567	483,919
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/20	1,085,000	1,081,949
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/35	1,905,000	1,863,924
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/35	1,551,000	1,577,659
Federal National Mortgage Association, 4.00%, 6/1/19	243,903	234,866
Federal National Mortgage Association, 4.50%, 6/1/19	2,014,870	1,974,442
Federal National Mortgage Association, 4.50%, 8/1/19	1,442,023	1,413,088
Federal National Mortgage Association, 4.50%, 12/1/19	214,959	210,646
Federal National Mortgage Association, 4.50%, 8/1/20	1,242,904	1,217,524
Federal National Mortgage Association, 5.00%, 3/1/20	691,999	690,416
Federal National Mortgage Association, 5.00%, 4/1/20	273,367	272,739
Federal National Mortgage Association, 5.00%, 5/1/20	505,479	504,320
Federal National Mortgage Association, 5.00%, 7/1/20	1,377,312	1,374,151
Federal National Mortgage Association, 5.00%, 11/1/34	2,364,858	2,318,302
Federal National Mortgage Association, 5.00%, 4/1/35	735,801	720,441
Federal National Mortgage Association, 5.00%, 7/1/35	2,309,346	2,261,139
Federal National Mortgage Association, 5.00%, 8/1/35	3,827,581	3,747,679
Federal National Mortgage Association, 5.00%, 9/1/35	4,980,154	4,876,194
Federal National Mortgage Association, 5.00%, 10/1/35	793,000	776,446

September 30, 2005

	Shares/Par	$ Value
Structured Products (continued)
Federal National Mortgage Association, 5.50%, 9/1/34	1,943,303	1,943,444
Federal National Mortgage Association, 5.50%, 10/1/34	1,822,716	1,822,848
Federal National Mortgage Association, 5.50%, 3/1/35	1,569,621	1,569,424
Federal National Mortgage Association, 5.50%, 5/1/35	740,820	740,727
Federal National Mortgage Association, 5.50%, 7/1/35	461,272	461,214
Federal National Mortgage Association, 5.50%, 8/1/35	725,000	724,909
Federal National Mortgage Association, 5.50%, 9/1/35	1,509,000	1,508,812
Federal National Mortgage Association, 6.00%, 10/1/19	197,887	203,532
Federal National Mortgage Association, 6.00%, 10/1/34	1,471,895	1,496,818
Federal National Mortgage Association, 6.00%, 11/1/34	1,209,488	1,229,968
Federal National Mortgage Association, 6.00%, 5/1/35	881,991	896,930
Federal National Mortgage Association, 6.00%, 6/1/35	4,185,007	4,256,811
Federal National Mortgage Association, 6.00%, 7/1/35	2,198,451	2,235,687
Federal National Mortgage Association, 6.00%, 8/1/35	337,745	343,465
Federal National Mortgage Association TBA, 4.50%, 10/1/20	1,372,000	1,343,273
Government National Mortgage Association, 5.50%, 2/15/32	628,890	635,446
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	2,464,000	2,457,837
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	3,483,000	3,465,050
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	2,386,000	2,375,413
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	1,663,000	1,656,564
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	284,095	298,389

	Shares/Par	$ Value
Structured Products (continued)
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	2,672,049	47,370
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	400,000	40,000
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	250,000	255,084
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	3,498,000	3,476,455
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	1,310,000	1,307,188
Total Structured Products (Cost $98,522,909)		97,135,273

Money Market Investment (5.9%)
Federal Government & Agencies (1.8%)
(b) Federal Home Loan Bank Discount Corp., 3.62%, 10/13/05	4,000,000	3,995,978
(b) Federal National Mortgage Association, 3.62%, 12/28/05	500,000	495,495
Total		4,491,473

Finance Lessors (1.3%)
(b) Thunder Bay Funding, Inc., 3.78%, 11/2/05	3,000,000	2,990,550

Personal Credit Institutions (0.2%)
Rabobank Financial Corp., 3.87%, 10/3/05	400,000	400,000

Security Brokers and Dealers (1.3%)
(b) Morgan Stanley Dean Witter, 3.80%, 10/6/05	3,000,000	2,999,050

Short Term Business Credit (1.3%)
(b) Sheffield Receivables, 3.70%, 10/11/05	3,000,000	2,997,533
Total Money Market Investment (Cost $13,878,787)		13,878,606
Total Investments (103.2%) (Cost $244,556,629)(a)		241,763,302
Other Assets, Less Liabilities (-3.2%)		(7,580,747)
Total Net Assets (100.0%)		234,182,555

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities was $5,932,465, representing 2.53% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $244,556,629 and the net unrealized depreciation of investments based on that cost was $2,793,327 which is comprised of $553,131 aggregate gross unrealized appreciation and $3,346,458 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Ten Year Treasury Note (Short) (Total Notional Value at 9/30/05, $5,177,125)	47	12/05	$(10,797)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

September 30, 2005

Financial Statements

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$55,906,782
Cash	114,104
Due From Sale of Securities	356,528
Due From Sale of Fund Shares	130,023
Futures Variation Margin	24,000
Dividends and Interest Receivables	7,664
Total Assets	56,539,101
Liabilities
Due on Purchase of Securities	362,833
Accrued Expenses	98,409
Due on Redemption of Fund Shares	50,365
Accrued Distribution Fees	31,824
Due to Investment Advisor	30,473
Accrued Administrative Fees	4,844
Total Liabilities	578,748
Net Assets	$55,960,353
Represented By:
Aggregate Paid in Capital(2)(3)	$42,247,127
Undistributed Net Investment Income (Loss)	(215,006)
Undistributed Accumulated Net Realized Gain (Loss) on Investments	5,496,319
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	8,473,968
Futures Contracts	(42,055)
Net Assets for Shares Outstanding(2)	$55,960,353
Per Share of Class A (Based on 2,697,526 Shares Issued and Outstanding)
Offering Price	$18.26
Net Asset Value and Redemption Price	$17.39
Per Share of Class B (Based on 460,961 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$16.81
Per Share of Class C (Based on 78,106 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$16.81

(1) Investments, at cost	$47,432,814
(2) Shares Outstanding	3,236,593
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$80,181
Interest	73,984
Total Income	154,165
Expenses
Management Fees	207,611
Transfer Agent Fees	83,158
Shareholder Servicing Fees	61,062
Distribution Fees:
Class A	20,130
Class B	28,251
Class C	4,200
Administrative Fees	24,425
Registration Fees	15,906
Custodian Fees	11,645
Audit Fees	8,280
Shareholder Reporting Fees	6,993
Professional Fees	5,650
Directors Fees	3,861
Other Expenses	3,235
Total Expenses	484,407
Less Waived Fees:
Paid by Affiliate	(114,575)
Paid Indirectly	(661)
Total Net Expenses	369,171
Net Investment Income (Loss)	(215,006)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	2,373,350
Futures Contracts	167,728
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,541,078
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	3,922,385
Futures Contracts	(42,055)
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,880,330
Net Gain (Loss) on Investments	6,421,408
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,206,402

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$(215,006)	$(420,997)
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,541,078	3,721,650
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,880,330	594,057
Net Increase (Decrease) in Net Assets Resulting from Operations	6,206,402	3,894,710
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(1,329,074)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(320,858)
Distributions to Class C Shareholders from Net Realized Gain on Investments	—	(34,300)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(1,684,232)
Fund Share Transactions:
Class A
Proceeds from Sale of 677,125 and 950,771 Shares	11,124,820	14,037,646
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 80,483 shares, respectively)	—	1,259,556
Payments for 192,976 and 480,513 Shares Redeemed	(3,148,800)	(7,192,504)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (484,149 and 550,741 shares, respectively)	7,976,020	8,104,698
Class B
Proceeds from Sale of 30,603 and 71,250 Shares	483,452	1,014,827
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 20,580 shares, respectively)	—	313,025
Payments for 41,282 and 51,611 Shares Redeemed	(653,823)	(744,166)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ( (10,679) and 40,219 shares, respectively)	(170,371)	583,686
Class C
Proceeds from Sale of 18,858 and 45,157 Shares	295,597	647,586
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 2,193 shares, respectively)	—	33,355
Payments for 2,578 and 79,839 Shares Redeemed	(39,452)	(1,194,268)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (16,280 and (32,489) shares, respectively)	256,145	(513,327)
Total Increase (Decrease) in Net Assets	14,268,196	10,385,535

Net Assets
Beginning of Period	41,692,157	31,306,622
End of Period (Includes undistributed net investment income on ($215,006) and $0 respectively)	$55,960,353	$41,692,157

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005		For the Year Ended March 31, 2004		For the Year Ended March 31, 2003		For the Year Ended March 31, 2002	For the Year Ended March 31, 2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$15.27		$14.38		$10.11		$13.38		$11.61	$17.59
Income from Investment Operations:
Net Investment (Income) Loss	(0.06	)(a)	(0.15	)(a)	(0.15	)(a)	(0.12	)(a)	(0.11)	(0.13	)(a)
Net Realized and Unrealized Gains (Losses) on Investments	2.18		1.75		4.42		(3.15)		1.88	(3.36)
Total from Investment Operations	2.12		1.60		4.27		(3.27)		1.77	(3.49)
Less Distributions:
Distributions from Realized Gains on Investments	—		(0.71)		—		—		—	(2.49)
Total Distributions	—		(0.71)		—		—		—	(2.49)
Net Asset Value, End of Period	$17.39		$15.27		$14.38		$10.11		$13.38	$11.61
Total Return(b)	13.88%	**	10.99%		42.24%		(24.44)%		15.25%	(20.91)%
Ratios and Supplemental Data
Net Assets, End of Period	$46,898,167		$33,790,708		$23,913,879		$14,623,002		$13,997,182	$10,110,730
Ratio of Gross Expenses to Average Net Assets	1.87%	*	2.03%		2.21%		2.29%		2.46%	2.36%
Ratio of Net Expenses to Average Net Assets	1.40%	*	1.40%		1.40%		1.40%		1.40%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%	*	(1.05)%		(1.16)%		(1.10)%		(0.89)%	(0.79)%
Portfolio Turnover Rate	31.68%		85.96%		97.52%		48.87%		57.86%	81.87%

(a)	Calculated based on average shares outstanding.

(b)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005		For the Year Ended March 31, 2004		For the Year Ended March 31, 2003		For the Year Ended March 31, 2002	For the Year Ended March 31, 2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$14.81		$14.06		$9.95		$13.25		$11.58	$17.57
Income from Investment Operations:
Net Investment (Income) Loss	(0.11	)(a)	(0.24	)(a)	(0.23	)(a)	(0.19	)(a)	(0.11)	(0.23	)(a)
Net Realized and Unrealized Gains (Losses) on Investments	2.11		1.70		4.34		(3.11)		1.78	(3.35)
Total from Investment Operations	2.00		1.46		4.11		(3.30)		1.67	(3.58)
Less Distributions:
Distributions from Realized Gains on Investments	—		(0.71)		—		—		—	(2.41)
Total Distributions	—		(0.71)		—		—		—	(2.41)
Net Asset Value, End of Period	$16.81		$14.81		$14.06		$9.95		$13.25	$11.58
Total Return(b)	13.50%	**	10.23%		41.31%		(24.91)%		14.42%	(21.40)%
Ratios and Supplemental Data
Net Assets, End of Period	$7,749,134		$6,985,632		$6,066,471		$3,673,546		$3,524,523	$2,399,797
Ratio of Gross Expenses to Average Net Assets	2.52%	*	2.68%		2.86%		2.94%		3.11%	3.01%
Ratio of Net Expenses to Average Net Assets	2.05%	*	2.05%		2.05%		2.05%		2.05%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72)%	*	(1.70)%		(1.81)%		(1.74)%		(1.54)%	(1.44)%
Portfolio Turnover Rate	31.68%		85.96%		97.52%		48.87%		57.86%	81.87%

(a)	Calculated based on average shares outstanding.

(b)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005		For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$14.81		$14.06		$13.23
Income from Investment Operations:
Net Investment (Income) Loss	(0.11	)(b)	(0.24	)(b)	(0.09	)(b)
Net Realized and Unrealized Gains (Losses) on Investments	2.11		1.70		0.92
Total from Investment Operations	2.00		1.46		0.83
Less Distributions:
Distributions from Realized Gains on Investments	—		(0.71)		—
Total Distributions	—		(0.71)		—
Net Asset Value, End of Period	$16.81		$14.81		$14.06
Total Return(c)	13.50%	**	10.23%		6.27%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$1,313,052		$915,817		$1,326,272
Ratio of Gross Expenses to Average Net Assets	2.52%	(e)	2.68%		3.00%	(e)
Ratio of Net Expenses to Average Net Assets	2.05%	(e)	2.05%		2.05%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.43)%	(e)	(1.71)%		(1.81)%	(e)
Portfolio Turnover Rate	31.68%		85.96%		97.52%	(f)

(a)	Fund commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$184,901,245
Cash	447,881
Due From Sale of Securities	570,514
Due From Sale of Fund Shares	62,092
Dividends and Interest Receivables	58,015
Futures Variation Margin	34,450
Total Assets	186,074,197
Liabilities
Due on Purchase of Securities	2,295,201
Accrued Expenses	246,292
Due to Investment Advisor	134,266
Due on Redemption of Fund Shares	65,908
Accrued Distribution Fees	39,136
Accrued Administrative Fees	15,932
Total Liabilities	2,796,735
Net Assets	$183,277,462
Represented By:
Aggregate Paid in Capital(2)(3)	$144,555,937
Undistributed Net Investment Income (Loss)	(596,151)
Undistributed Accumulated Net Realized Gain (Loss) on Investments	15,072,889
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	24,261,034
Futures Contracts	(16,247)
Net Assets for Shares Outstanding(2)	$183,277,462
Per Share of Class A (Based on 12,077,541 Shares Issued and Outstanding)
Offering Price	$15.06
Net Asset Value and Redemption Price	$14.34
Per Share of Class B (Based on 681,304 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.62
Per Share of Class C (Based on 62,493 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.61

(1) Investments, at cost	$160,640,211
(2) Shares Outstanding	12,821,338
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$428,649
Interest	179,505
Total Income	608,154
Expenses
Management Fees	675,531
Shareholder Servicing Fees	225,177
Transfer Agent Fees	124,359
Administrative Fees	90,071
Distribution Fees:
Class A	20,385
Class B	36,140
Class C	2,874
Registration Fees	18,689
Custodian Fees	10,963
Audit Fees	8,892
Shareholder Reporting Fees	8,272
Other Expenses	6,035
Professional Fees	5,678
Directors Fees	3,860
Total Expenses	1,236,926
Less Waived Fees:
Paid by Affiliate	(32,015)
Paid Indirectly	(606)
Total Net Expenses	1,204,305
Net Investment Income (Loss)	(596,151)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	10,578,857
Futures Contracts	285,607
Net Realized Gain (Loss) on Investments and Foreign Currencies	10,864,464
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	540,833
Futures Contracts	3,764
Net Change in Unrealized Appreciation (Depreciation) of Investments	544,597
Net Gain (Loss) on Investments	11,409,061
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,812,910

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$(596,151)	$(1,396,429)
Net Realized Gain (Loss) on Investments and Foreign Currencies	10,864,464	13,428,989
Net Change in Unrealized Appreciation (Depreciation) of Investments	544,597	(2,865,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,812,910	9,166,838
Distributions to Shareholders from:
Fund Share Transactions:
Class A
Proceeds from Sale of 376,873 and 970,357 Shares	5,155,528	12,678,022
Payments for 381,714 and 537,458 Shares Redeemed	(5,300,552)	(7,066,240)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((4,841) and 432,899 shares, respectively)	(145,024)	5,611,782
Class B
Proceeds from Sale of 28,197 and 87,432 Shares	370,404	1,093,104
Payments for 112,050 and 148,836 Shares Redeemed	(1,475,477)	(1,871,389)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((83,853) and (61,404) shares, respectively)	(1,105,073)	(778,285)
Class C
Proceeds from Sale of 17,631 and 44,778 Shares	230,084	561,515
Payments for 6,508 and 86,859 Shares Redeemed	(84,272)	(1,128,193)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (11,123 and (42,081) shares, respectively)	145,812	(566,678)
Total Increase (Decrease) in Net Assets	9,708,625	13,433,657

Net Assets
Beginning of Period	173,568,837	160,135,180
End of Period (Includes undistributed net investment income on ($596,151) and $0 respectively)	$183,277,462	$173,568,837

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)		For the Year Ended March 31, 2004(a)		For the Year Ended March 31, 2003(a)		For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$13.50		$12.78		$9.83		$12.93		$13.70	$23.23
Income from Investment Operations:
Net Investment Income (Loss)	(0.04	)(b)	(0.10	)(b)	(0.09	)(b)	(0.09	)(b)	(0.09)	(0.11	)(b)
Net Realized and Unrealized Gains (Losses) on Investments	0.88		0.82		3.04		(3.01)		0.43	(5.69)
Total from Investment Operations	0.84		0.72		2.95		(3.10)		0.34	(5.80)
Less Distributions:
Distributions from Realized Gains on Investments	—		—		—		—		(1.11)	(3.73)
Total Distributions	—		—		—		—		(1.11)	(3.73)
Net Asset Value, End of Period	$14.34		$13.50		$12.78		$9.83		$12.93	$13.70
Total Return(c)	6.22%	**	5.63%		30.01%		(23.98)%		2.54%	(28.33)%
Ratios and Supplemental Data
Net Assets, End of Period	$173,150,778		$163,069,347		$148,862,056		$105,727,923		$66,061,575	$62,587,176
Ratio of Gross Expenses to Average Net Assets	1.33%	*	1.36%		1.40%		1.55%		1.55%	1.45%
Ratio of Net Expenses to Average Net Assets	1.30%	*	1.30%		1.30%		1.30%		1.30%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32)%	*	(0.79)%		(0.74)%		(0.86)%		(0.61)%	(0.55)%
Portfolio Turnover Rate	53.75%		69.69%		71.78%		34.94%		68.02%	63.63%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)		For the Year Ended March 31, 2004(a)		For the Year Ended March 31, 2003(a)		For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.86		$12.25		$9.49		$12.55		$13.43	$22.86
Income from Investment Operations:
Net Investment Income (Loss)	(0.08	)(b)	(0.18	)(b)	(0.16	)(b)	(0.16	)(b)	(0.09)	(0.24	)(b)
Net Realized and Unrealized Gains (Losses) on Investments	0.84		0.79		2.92		(2.90)		0.32	(5.59)
Total from Investment Operations	0.76		0.61		2.76		(3.06)		0.23	(5.83)
Less Distributions:
Distributions from Realized Gains on Investments	—		—		—		—		(1.11)	(3.60)
Total Distributions	—		—		—		—		(1.11)	(3.60)
Net Asset Value, End of Period	$13.62		$12.86		$12.25		$9.49		$12.55	$13.43
Total Return(c)	5.91%	**	4.98%		29.08%		(24.38)%		1.75%	(28.78)%
Ratios and Supplemental Data
Net Assets, End of Period	$9,275,959		$9,838,835		$10,127,796		$7,978,093		$10,302,190	$9,644,517
Ratio of Gross Expenses to Average Net Assets	2.06%	*	2.04%		2.05%		2.20%		2.20%	2.10%
Ratio of Net Expenses to Average Net Assets	1.95%	*	1.95%		1.95%		1.95%		1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.65)%	*	(1.44)%		(1.40)%		(1.52)%		(1.26)%	(1.20)%
Portfolio Turnover Rate	53.75%		69.69%		71.78%		34.94%		68.02%	63.63%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005		For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.86		$12.26		$11.81
Income from Investment Operations:
Net Investment Income (Loss)	(0.09	)(b)	(0.18	)(b)	(0.05	)(b)
Net Realized and Unrealized Gains (Losses) on Investments	0.84		0.78		0.50
Total from Investment Operations	0.75		0.60		0.45
Net Asset Value, End of Period	$13.61		$12.86		$12.26
Total Return(c)	5.83%	**	4.89%		3.81%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$850,725		$660,655		$1,145,328
Ratio of Gross Expenses to Average Net Assets	2.06%	(e)	2.04%		2.08%	(e)
Ratio of Net Expenses to Average Net Assets	1.95%	(e)	1.95%		1.95%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.29)%	(e)	(1.46)%		(1.13)%	(e)
Portfolio Turnover Rate	53.75%		69.69%		71.78%	(f)

(a)	Fund commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments at Value(1)	$223,520,777
Due on Sale of Securities	700,000
Dividends and Interest Receivable	453,885
Due from Sale of Fund Shares	25,696
Total Assets	224,700,358
Liabilities
Due on Purchase of Securities	539,897
Other Accrued Liabilities	277,384
Due to Investment Advisor	165,296
Accrued Distribution Expenses	19,794
Accrued Administrative Fees	11,239
Due on Redemption of Fund Shares	6
Total Liabilities	1,013,616
Net Assets	$223,686,742
Represented By:
Aggregate Paid in Capital(2)(3)	$146,207,463
Undistributed Net Investment Income	2,885,915
Undistributed Accumulated Net
Realized Gain (Loss) on Investments	3,327,688
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	71,269,062
Foreign Currency Transactions	(3,386)
Net Assets for Shares Outstanding(2)	$223,686,742
Per Share of Class A (Based on 18,598,984 Shares Issued and Outstanding)
Offering Price	$12.35
Net Asset Value and Redemption Price	$11.76
Per Share of Class B (Based on 422,311 Shares Issued and Outstanding)
Net Asset Value, Offering and Redemption Price	$11.55

(1) Investments at cost	$152,251,715
(2) Shares Outstanding	19,021,295
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$3,743,155
Interest	134,617
Total Income	3,877,772
Expenses
Management Fees	905,174
Shareholder Servicing Fees	266,228
Administrative Fees	106,491
Transfer Agent Fees	89,154
Custody Fees	41,650
Distribution Fees:
Class A	10,068
Class B	18,891
Registration Fees	14,157
Shareholder Reporting Fees	11,865
Audit Fees	10,148
Other Expenses	8,890
Professional Fees	8,398
Directors Fees	6,372
Total Expenses	1,497,486
Net Investment Income (Loss)	2,380,286

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	581,912
Foreign Currency Transactions	(84,568)
Net Realized Gain (Loss) on Investments	497,344
Net Unrealized Appreciation (Depreciation) on Investments:
Investment Securities	13,412,002
Foreign Currency Transactions	2,996
Net Unrealized Appreciation (Depreciation) on Investments	13,414,998
Net Gain (Loss) on Investments	13,912,342
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,292,628

(1) Less Foreign Dividend Tax	$496,205

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	$2,380,286	$2,384,119
Net Realized Gain (Loss) on Investments	497,344	11,549,267
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,414,998	13,985,141
Net Increase (Decrease) in Net Assets Resulting from Operations	16,292,628	27,918,527
Distributions to Shareholders:
Distributions to Class A Shareholders from Net Investment Income	—	(2,009,501)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(2,190,028)
Distributions to Class B Shareholders from Net Investment Income	—	(22,396)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(57,230)
Net Increase (Decrease) in Net Assets Resulting from Distributions to Shareholders	—	(4,279,155)
Fund Share Transactions
Class A
Proceeds from Sale of 231,113 and 492,791 Shares	2,562,563	4,939,965
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 387,224 shares, respectively)	—	4,189,766
Payments for 264,829 and 331,427 Shares Redeemed	(2,909,193)	(3,349,061)
Net Increase (Decrease) in Net Assets Resulting from Class A Fund Share Transactions ((33,716) and 548,588 shares, respectively)	(346,630)	5,780,670
Class B
Proceeds from Sale of 28,498 and 82,414 Shares	306,319	808,149
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 7,305 shares, respectively)	—	78,022
Payments for 86,531 and 81,174 Shares Redeemed	(945,450)	(803,976)
Net Increase (Decrease) in Net Assets Resulting from Class B Fund Share Transactions ((58,033) and 8,545 shares, respectively)	(639,131)	82,195
Total Increase (Decrease) in Net Assets	15,306,867	29,502,237

Net Assets
Beginning of Period	208,379,875	178,877,638
End of Period (Includes undistributed net investment income of $2,885,915 and $348,255, respectively)	$223,686,742	$208,379,875

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$10.91		$9.64	$6.22	$8.70	$8.89	$10.49
Income from Investment Operations:
Net Investment Income (Loss)	0.13	(b)	0.13 (b)	0.10 (b)	0.07 (b)	0.06	0.10 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.72		1.37	3.42	(2.51)	(0.21)	(1.13)
Total from Investment Operations	0.85		1.50	3.52	(2.44)	(0.15)	(1.03)
Less Distributions:
Distributions from Net Investment Income	—		(0.11)	(0.10)	(0.04)	(0.04)	(0.08)
Distributions from Realized Gains on Investments	—		(0.12)	—	—	—	(0.49)
Total Distributions	—		(0.23)	(0.10)	(0.04)	(0.04)	(0.57)
Net Asset Value, End of Period	$11.76		$10.91	$9.64	$6.22	$8.70	$8.89
Total Return(c)	7.79%	**	15.58%	56.65%	(28.10)%	(1.65)%	(10.29)%
Ratios and Supplemental Data
Net Assets, End of Period	$218,807,080		$203,215,128	$174,387,093	$105,861,756	$57,773,303	$31,268,590
Ratio of Gross Expenses to Average Net Assets	1.39%	*	1.41%	1.47%	1.66%	1.79%	1.83%
Ratio of Net Expenses to Average Net Assets	1.39%	*	1.41%	1.47%	1.65%	1.65%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.14%	*	1.28%	1.13%	0.89%	0.74%	1.02%
Portfolio Turnover Rate	0.51%		17.58%	9.66%	17.59%	21.11%	24.74%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$10.75		$9.52	$6.14	$8.61	$8.82	$10.40
Income from Investment Operations:
Net Investment Income (Loss)	0.09	(b)	0.06 (b)	0.04 (b)	0.01 (b)	0.00 (c)	0.04 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.71		1.34	3.39	(2.48)	(0.21)	(1.12)
Total from Investment Operations	0.80		1.40	3.43	(2.47)	(0.21)	(1.08)
Less Distributions:
Distributions from Net Investment Income	—		(0.05)	(0.05)	—	—	(0.01)
Distributions from Realized Gains on Investments	—		(0.12)	—	—	—	(0.49)
Total Distributions	—		(0.17)	(0.05)	—	—	(0.50)
Net Asset Value, End of Period	$11.55		$10.75	$9.52	$6.14	$8.61	$8.82
Total Return(d)	7.44%	**	14.69%	55.86%	(28.69)%	(2.38)%	(10.76)%
Ratios and Supplemental Data
Net Assets, End of Period	$4,879,662		$5,164,747	$4,490,545	$3,010,809	$4,144,915	$4,083,975
Ratio of Gross Expenses to Average Net Assets	2.13%	*	2.09%	2.11%	2.31%	2.44%	2.48%
Ratio of Net Expenses to Average Net Assets	2.13%	*	2.09%	2.11%	2.30%	2.30%	2.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	*	0.61%	0.52%	0.10%	0.09%	0.37%
Portfolio Turnover Rate	0.51%		17.58%	9.66%	17.59%	21.11%	24.74%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$218,188,324
Dividends and Interest Receivables	163,709
Due From Sale of Fund Shares	147,157
Futures Variation Margin	114,019
Due From Sale of Securities	97,150
Total Assets	218,710,359
Liabilities
Accrued Expenses	201,499
Due on Purchase of Securities	58,781
Accrued Distribution Fees	39,195
Due to Investment Advisor	36,156
Accrued Administrative Fees	18,909
Total Liabilities	354,540
Net Assets	$218,355,819
Represented By:
Aggregate Paid in Capital(2)(3)	$153,504,525
Undistributed Net Investment Income (Loss)	1,139,568
Undistributed Accumulated Net Realized Gain (Loss) on Investments	14,553,437
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	49,190,378
Futures Contracts	(32,089)
Net Assets for Shares Outstanding(2)	$218,355,819
Per Share of Class A (Based on 15,035,118 Shares Issued and Outstanding)
Offering Price	$14.45
Net Asset Value and Redemption Price	$13.76
Per Share of Class B (Based on 861,296 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.40

(1) Investments, at cost	$168,997,946
(2) Shares Outstanding	15,896,414
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$1,129,318
Interest	336,598
Total Income	1,465,916
Expenses
Management Fees	261,792
Shareholder Servicing Fees	261,792
Administrative Fees	104,717
Distribution Fees:
Class A	15,800
Class B	42,238
Transfer Agent Fees	49,845
Custodian Fees	13,489
Registration Fees	12,652
Other Expenses	11,736
Audit Fees	8,460
Shareholder Reporting Fees	6,993
Directors Fees	3,861
Professional Fees	3,254
Total Expenses	796,629
Less Waived Fees:
Paid by Affiliate	(40,146)
Paid Indirectly	(817)
Total Net Expenses	755,666
Net Investment Income (Loss)	710,250

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	7,865,753
Futures Contracts	1,193,052
Net Realized Gain (Loss) on Investments and Foreign Currencies	9,058,805
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	7,683,554
Futures Contracts	405,911
Net Change in Unrealized Appreciation (Depreciation) of Investments	8,089,465
Net Gain (Loss) on Investments	17,148,270
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,858,520

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$710,250	$998,227
Net Realized Gain (Loss) on Investments and Foreign Currencies	9,058,805	11,243,044
Net Change in Unrealized Appreciation (Depreciation) of Investments	8,089,465	4,946,177
Net Increase (Decrease) in Net Assets Resulting from Operations	17,858,520	17,187,448
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	—	(554,884)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(6,510,362)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(413,956)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(7,479,202)
Fund Share Transactions:
Class A
Proceeds from Sale of 413,152 and 765,383 Shares	5,471,673	9,238,607
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 554,568 shares, respectively)	—	6,987,556
Payments for 212,142 and 279,398 Shares Redeemed	(2,790,522)	(3,396,066)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (201,010 and 1,040,553 shares, respectively)	2,681,151	12,830,097
Class B
Proceeds from Sale of 48,091 and 99,342 Shares	615,407	1,161,087
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 31,798 shares, respectively)	—	392,075
Payments for 51,065 and 151,866 Shares Redeemed	(653,916)	(1,810,398)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((2,974) and (20,726) shares, respectively)	(38,509)	(257,236)
Total Increase (Decrease) in Net Assets	20,501,162	22,281,107

Net Assets
Beginning of Period	197,854,657	175,573,550
End of Period (Includes undistributed net investment income on $1,139,568 and $429,318 respectively)	$218,355,819	$197,854,657

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(d)	For the Year Ended March 31, 2004(d)	For the Year Ended March 31, 2003(d)		For the Year Ended March 31, 2002(d)	For the Year Ended March 31, 2001(d)
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.62		$11.97	$8.23	$11.09		$9.43	$11.86
Income from Investment Operations:
Net Investment Income (Loss)	0.05	(a)	0.07 (a)	0.02 (a)	0.02	(a)	0.01	0.07 (a)
Net Realized and Unrealized Gains on Investments	1.09		1.08	3.88	(2.66)		1.75	(0.89)
Total from Investment Operations	1.14		1.15	3.90	(2.64)		1.76	(0.82)
Less Distributions:
Distributions from Net Investment Income	—		(0.04)	(0.02)	(0.00	)(b)	(0.03)	(0.06)
Distributions from Realized Gains on Investments	—		(0.46)	(0.14)	(0.22)		(0.07)	(1.55)
Total Distributions	—		(0.50)	(0.16)	(0.22)		(0.10)	(1.61)
Net Asset Value, End of Period	$13.76		$12.62	$11.97	$8.23		$11.09	$9.43
Total Return(c)	9.03%	**	9.62%	47.47%	(23.95)%		18.65%	(7.61)%
Ratios and Supplemental Data
Net Assets, End of Period	$206,818,312		$187,196,442	$165,171,643	$106,622,917		$67,265,391	$32,728,623
Ratio of Gross Expenses to Average Net Assets	0.72%	*	0.83%	0.99%	1.17%		1.18%	1.34%
Ratio of Net Expenses to Average Net Assets	0.69%	(f)*	0.83% (e)	0.95%	0.95%		0.95%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	*	0.59%	0.22%	0.24%		0.26%	0.59%
Portfolio Turnover Rate	10.14%		13.81%	8.55%	15.27%		28.82%	45.24%

(a)	Calculated based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	For the twelve months ended March 31.

(e)	As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class A were reduced to 0.25% and 0.80%, respectively.

(f)	As of July 22, 2005, the expense cap for Class A was reduced to 0.60%.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(c)		For the Year Ended March 31, 2004(c)		For the Year Ended March 31, 2003(c)		For the Year Ended March 31, 2002(c)	For the Year Ended March 31, 2001(c)
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.33		$11.75		$8.12		$11.01		$9.40	$11.84
Income from Investment Operations:
Net Investment Income (Loss)	—	(a)(f)	(0.01	)(a)	(0.04	)(a)	(0.04	)(a)	(0.01)	(0.01	)(a)
Net Realized and Unrealized Gains on Investments	1.07		1.05		3.81		(2.63)		1.69	(0.87)
Total from Investment Operations	1.07		1.04		3.77		(2.67)		1.68	(0.88)
Less Distributions:
Distributions from Net Investment Income	—		—		—		—		—	(0.01)
Distributions from Realized Gains on Investments	—		(0.46)		(0.14)		(0.22)		(0.07)	(1.55)
Total Distributions	—		(0.46)		(0.14)		(0.22)		(0.07)	(1.56)
Net Asset Value, End of Period	$13.40		$12.33		$11.75		$8.12		$11.01	$9.40
Total Return(b)	8.68%	**	8.86%		46.46%		(24.41)%		17.88%	(8.13)%
Ratios and Supplemental Data
Net Assets, End of Period	$11,537,507		$10,658,215		$10,401,907		$7,358,667		$8,276,961	$5,115,830
Ratio of Gross Expenses to Average Net Assets	1.46%	*	1.52%		1.64%		1.82%		1.83%	1.99%
Ratio of Net Expenses to Average Net Assets	1.37%	(e)*	1.48%	(d)	1.60%		1.60%		1.60%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	*	(0.08)%		(0.43)%		(0.42)%		(0.39)%	(0.06)%
Portfolio Turnover Rate	10.14%		13.81%		8.55%		15.27%		28.82%	45.24%

(a)	Calculated based on average shares outstanding.

(b)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(c)	For the twelve months ended March 31.

(d)	As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class B were reduced to 0.25% and 1.45%, respectively.

(e)	As of July 22, 2005, the expense cap for Class B was reduced to 1.25%.

(f)	Amount is less than $0.005.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$149,439,048
Cash	232,520
Dividends and Interest Receivables	99,898
Due From Sale of Fund Shares	14,525
Futures Variation Margin	13,750
Total Assets	149,799,741
Liabilities
Due on Purchase of Securities	235,255
Accrued Expenses	170,891
Due to Investment Advisor	101,885
Accrued Distribution Fees	16,517
Accrued Administrative Fees	13,005
Due on Redemption of Fund Shares	50
Total Liabilities	537,603
Net Assets	$149,262,138
Represented By:
Aggregate Paid in Capital(2)(3)	$120,506,370
Undistributed Net Investment Income (Loss)	12,833
Undistributed Accumulated Net Realized Gain (Loss) on Investments	2,323,617
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	26,486,815
Futures Contracts	(67,497)
Net Assets for Shares Outstanding(2)	$149,262,138
Per Share of Class A (Based on 10,266,499 Shares Issued and Outstanding)
Offering Price	$14.64
Net Asset Value and Redemption Price	$13.94
Per Share of Class B (Based on 439,935 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.39
Per Share of Class C (Based on 19,185 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.40

(1) Investments, at cost	$122,952,233
(2) Shares Outstanding	10,725,619
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$757,868
Interest	164,972
Total Income	922,840
Expenses
Management Fees	555,845
Shareholder Servicing Fees	185,282
Transfer Agent Fees	78,371
Administrative Fees	74,113
Distribution Fees:
Class A	8,823
Class B	23,380
Class C	884
Registration Fees	16,379
Audit Fees	8,897
Custodian Fees	8,159
Shareholder Reporting Fees	6,993
Professional Fees	5,652
Directors Fees	3,860
Other Expenses	3,013
Total Expenses	979,651
Less Waived Fees:
Paid by Affiliate	(2,539)
Paid Indirectly	(655)
Total Net Expenses	976,457
Net Investment Income (Loss)	(53,617)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	1,563,434
Futures Contracts	117,644
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,681,078
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	6,495,846
Futures Contracts	94,699
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,590,545
Net Gain (Loss) on Investments	8,271,623
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,218,006
(1) Less Foreign Dividend Tax	$10,294

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$(53,617)	$293,631
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,681,078	4,415,714
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,590,545	(799,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,218,006	3,910,191
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	—	(226,897)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(226,897)
Fund Share Transactions:
Class A
Proceeds from Sale of 196,820 and 277,202 Shares	2,623,031	3,557,097
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 16,889 shares, respectively)	—	226,483
Payments for 266,935 and 293,481 Shares Redeemed	(3,623,028)	(3,760,473)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((70,115) and 610 shares, respectively)	(999,997)	23,107
Class B
Proceeds from Sale of 20,891 and 71,150 Shares	271,650	879,234
Payments for 83,411 and 119,776 Shares Redeemed	(1,090,490)	(1,483,706)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((62,520) and (48,626) shares, respectively)	(818,840)	(604,472)
Class C
Proceeds from Sale of 4,501 and 14,619 Shares	58,103	181,894
Payments for 204 and 85,658 Shares Redeemed	(2,683)	(1,085,272)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (4,297 and (71,039) shares, respectively)	55,420	(903,378)
Total Increase (Decrease) in Net Assets	6,454,589	2,198,551

Net Assets
Beginning of Period	142,807,549	140,608,998
End of Period (Includes undistributed net investment income on $12,833 and $66,451 respectively)	$149,262,138	$142,807,549

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)		For the Year Ended March 31, 2003(a)		For the Year Ended March 31, 2002(a)		For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$13.18		$12.84	$10.45		$13.80		$13.98		$19.01
Income from Investment Operations:
Net Investment Income (Loss)	—	(b)	0.03 (b)	(0.02	)(b)	(0.01	)(b)	(0.00	)(c)	0.03 (b)
Net Realized and Unrealized Gains on Investments	0.76		0.33	2.41		(3.34)		(0.17)		(3.64)
Total from Investment Operations	0.76		0.36	2.39		(3.35)		(0.17)		(3.61)
Less Distributions:
Distributions from Net Investment Income	—		(0.02)	—		—		(0.01)		(0.03)
Distributions from Realized Gains on Investments	—		—	—		—		—		(1.39)
Total Distributions	—		(0.02)	—		—		(0.01)		(1.42)
Net Asset Value, End of Period	$13.94		$13.18	$12.84		$10.45		$13.80		$13.98
Total Return(d)	5.77%	**	2.82%	22.87%		(24.28)%		(1.23)%		(20.06)%
Ratios and Supplemental Data
Net Assets, End of Period	$143,112,262		$136,233,140	$132,685,612		$104,964,515		$58,366,236		$53,463,138
Ratio of Gross Expenses to Average Net Assets	1.29%	*	1.34%	1.38%		1.53%		1.55%		1.48%
Ratio of Net Expenses to Average Net Assets	1.29%	*	1.30%	1.30%		1.30%		1.30%		1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	*	0.25%	(0.14)%		(0.09)%		0.04%		0.17%
Portfolio Turnover Rate	17.85%		28.48%	42.08%		21.65%		28.67%		28.75%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)		For the Year Ended March 31, 2004(a)		For the Year Ended March 31, 2003(a)		For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.71		$12.44		$10.19		$13.55		$13.81	$18.81
Income from Investment Operations:
Net Investment Income (Loss)	(0.05	)(b)	(0.05	)(b)	(0.09	)(b)	(0.08	)(b)	(0.01)	(0.08	)(b)
Net Realized and Unrealized Gains on Investments	0.73		0.32		2.34		(3.28)		(0.25)	(3.61)
Total from Investment Operations	0.68		0.27		2.25		(3.36)		(0.26)	(3.69)
Less Distributions:
Distributions from Realized Gains on Investments	—		—		—		—		—	(1.31)
Total Distributions	—		—		—		—		—	(1.31)
Net Asset Value, End of Period	$13.39		$12.71		$12.44		$10.19		$13.55	$13.81
Total Return(c)	5.35%	**	2.17%		22.08%		(24.80)%		(1.88)%	(20.61)%
Ratios and Supplemental Data
Net Assets, End of Period	$5,892,825		$6,385,184		$6,854,446		$5,371,324		$6,437,210	$6,032,118
Ratio of Gross Expenses to Average Net Assets	2.03%	*	2.03%		2.03%		2.18%		2.20%	2.13%
Ratio of Net Expenses to Average Net Assets	1.95%	*	1.95%		1.95%		1.95%		1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36)%	*	(0.41)%		(0.79)%		(0.75)%		(0.61)%	(0.48)%
Portfolio Turnover Rate	17.85%		28.48%		42.08%		21.65%		28.67%	28.75%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005		For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.71		$12.44		$11.81
Income from Investment Operations:
Net Investment Income (Loss)	(0.05	)(b)	(0.09	)(b)	(0.04	)(b)
Net Realized and Unrealized Gains on Investments	0.74		0.36		0.67
Total from Investment Operations	0.69		0.27		0.63
Net Asset Value, End of Period	$13.40		$12.71		$12.44
Total Return(c)	5.43%	**	2.17%		5.33%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$257,051		$189,225		$1,068,940
Ratio of Gross Expenses to Average Net Assets	2.03%	(e)	2.03%		2.05%	(e)
Ratio of Net Expenses to Average Net Assets	1.95%	(e)	1.95%		1.95%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.71)%	(e)	(0.72)%		(0.91)%	(e)
Portfolio Turnover Rate	17.85%		28.48%		42.08%	(f)

(a)	Share Class commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$154,213,094
Cash	333,469
Dividends and Interest Receivables	157,419
Futures Variation Margin	10,625
Due From Sale of Fund Shares	806
Total Assets	154,715,413
Liabilities
Due on Purchase of Securities	341,506
Accrued Expenses	156,955
Due to Investment Advisor	87,466
Accrued Administrative Fees	13,444
Accrued Distribution Fees	10,196
Due on Redemption of Fund Shares	2,548
Total Liabilities	612,115
Net Assets	$154,103,298
Represented By:
Aggregate Paid in Capital(2)(3)	$133,954,025
Undistributed Net Investment Income (Loss)	519,125
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(13,602,212)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	33,284,517
Futures Contracts	(52,157)
Net Assets for Shares Outstanding(2)	$154,103,298
Per Share of Class A (Based on 15,629,092 Shares Issued and Outstanding)
Offering Price	$10.10
Net Asset Value and Redemption Price	$9.62
Per Share of Class B (Based on 405,939 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$9.27

(1) Investments, at cost	$120,928,577
(2) Shares Outstanding	16,035,031
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$1,075,128
Interest	153,224
Total Income	1,228,352
Expenses
Management Fees	494,759
Shareholder Servicing Fees	190,292
Administrative Fees	76,117
Transfer Agent Fees	45,476
Distribution Fees:
Class A	3,995
Class B	14,799
Registration Fees	14,846
Custodian Fees	9,779
Audit Fees	7,741
Shareholder Reporting Fees	6,993
Professional Fees	4,971
Directors Fees	3,860
Total Expenses	873,628
Less Waived Fees:
Paid by Affiliate	(456)
Paid Indirectly	(570)
Total Net Expenses	872,602
Net Investment Income (Loss)	355,750

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	1,616,692
Futures Contracts	87,956
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,704,648
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	6,420,494
Futures Contracts	77,304
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,497,798
Net Gain (Loss) on Investments	8,202,446
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,558,196

(1) Less Foreign Dividend Tax	$1,491

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$355,750	$900,075
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,704,648	2,189,188
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,497,798	4,328,384
Net Increase (Decrease) in Net Assets Resulting from Operations	8,558,196	7,417,647
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	—	(797,888)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(797,888)
Fund Share Transactions:
Class A
Proceeds from Sale of 113,738 and 152,743 Shares	1,049,396	1,345,190
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 86,895 shares, respectively)	—	796,828
Payments for 181,496 and 174,050 Shares Redeemed	(1,717,892)	(1,530,032)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((67,758) and 65,588 shares, respectively)	(668,496)	611,986
Class B
Proceeds from Sale of 19,393 and 47,459 Shares	173,761	400,059
Payments for 70,702 and 98,564 Shares Redeemed	(637,180)	(835,901)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((51,309) and (51,105) shares, respectively)	(463,419)	(435,842)
Total Increase (Decrease) in Net Assets	7,426,281	6,795,903

Net Assets
Beginning of Period	146,677,017	139,881,114
End of Period (Includes undistributed net investment income on $519,125 and $163,375 respectively)	$154,103,298	$146,677,017

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$9.09		$8.68	$6.83	$9.52	$9.66	$12.45
Income from Investment Operations:
Net Investment Income (Loss)	0.02	(b)	0.06 (b)	0.02 (b)	0.03 (b)	0.01	0.01 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.51		0.40	1.85	(2.71)	(0.14)	(2.51)
Total from Investment Operations	0.53		0.46	1.87	(2.68)	(0.13)	(2.50)
Less Distributions:
Distributions from Net Investment Income	—		(0.05)	(0.02)	(0.01)	(0.01)	(0.03)
Distributions from Realized Gains on Investments	—		—	—	—	—	(0.26)
Total Distributions	—		(0.05)	(0.02)	(0.01)	(0.01)	(0.29)
Net Asset Value, End of Period	$9.62		$9.09	$8.68	$6.83	$9.52	$9.66
Total Return(c)	5.83%	**	5.31%	27.38%	(28.11)% (d)	(1.37)%	(20.37)%
Ratios and Supplemental Data
Net Assets, End of Period	$150,338,893		$142,656,404	$135,609,525	$105,197,167	$56,672,508	$40,566,183
Ratio of Gross Expenses to Average Net Assets	1.13%	*	1.19%	1.25%	1.39%	1.40%	1.41%
Ratio of Net Expenses to Average Net Assets	1.13%	*	1.19%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	*	0.66%	0.26%	0.34%	0.15%	0.07%
Portfolio Turnover Rate	16.89%		33.64%	28.58%	64.36%	36.63%	45.44%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)		For the Year Ended March 31, 2003(a)		For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$8.79		$8.40	$6.65		$9.31		$9.50	$12.25
Income from Investment Operations:
Net Investment Income (Loss)	(0.01	)(b)	—	(0.03	)(b)	(0.02	)(b)	0.00 (c)	(0.07	)(b)
Net Realized and Unrealized Gains (Losses) on Investments	0.49		0.39	1.78		(2.64)		(0.19)	(2.47)
Total from Investment Operations	0.48		0.39	1.75		(2.66)		(0.19)	(2.54)
Less Distributions:
Distributions from Realized Gains on Investments	—		—	—		—		—	(0.21)
Total Distributions	—		—	—		—		—	(0.21)
Net Asset Value, End of Period	$9.27		$8.79	$8.40		$6.65		$9.31	$9.50
Total Return(d)	5.46%	**	4.64%	26.32%		(28.57)%	(e)	(2.00)%	(20.89)%
Ratios and Supplemental Data
Net Assets, End of Period	$3,764,405		$4,020,613	$4,271,589		$3,495,958		$5,230,425	$5,195,277
Ratio of Gross Expenses to Average Net Assets	1.87%	*	1.88%	1.90%		2.04%		2.05%	2.06%
Ratio of Net Expenses to Average Net Assets	1.85%	*	1.85%	1.85%		1.85%		1.85%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12)%	*	(0.00)%	(0.39)%		(0.33)%		(0.50)%	(0.58)%
Portfolio Turnover Rate	16.89%		33.64%	28.58%		64.36%		36.63%	45.44%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)	Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$182,745,337
Cash	61,057
Dividends and Interest Receivables	226,765
Due From Sale of Fund Shares	22,250
Futures Variation Margin	12,500
Total Assets	183,067,909
Liabilities
Accrued Expenses	246,933
Accrued Distribution Fees	76,907
Due to Investment Advisor	16,580
Accrued Administrative Fees	15,947
Due on Redemption of Fund Shares	10,250
Total Liabilities	366,617
Net Assets	$182,701,292
Represented By:
Aggregate Paid in Capital(2)(3)	$151,943,877
Undistributed Net Investment Income (Loss)	1,347,876
Undistributed Accumulated Net Realized Gain (Loss) on Investments	1,928,165
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	27,541,072
Futures Contracts	(59,698)
Net Assets for Shares Outstanding(2)	$182,701,292
Per Share of Class A (Based on 10,417,626 Shares Issued and Outstanding)
Offering Price	$16.00
Net Asset Value and Redemption Price	$15.24
Per Share of Class B (Based on 1,595,903 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$15.02

(1) Investments, at cost	$155,204,265
(2) Shares Outstanding	12,013,529
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Dividends(1)	$1,563,482
Interest	95,606
Total Income	1,659,088
Expenses
Management Fees	227,580
Shareholder Servicing Fees	227,580
Distribution Fees:
Class A	19,434
Class B	94,026
Transfer Agent Fees	96,875
Administrative Fees	91,032
Other Expenses	22,205
Registration Fees	17,551
Custodian Fees	10,796
Audit Fees	9,408
Shareholder Reporting Fees	6,519
Directors Fees	3,860
Professional Fees	3,254
Total Expenses	830,120
Less Waived Fees:
Paid by Affiliate	(93,138)
Paid Indirectly	(691)
Total Net Expenses	736,291
Net Investment Income (Loss)	922,797

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	935,390
Futures Contracts	156,120
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,091,510
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	6,082,517
Futures Contracts	33,189
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,115,706
Net Gain (Loss) on Investments	7,207,216
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,130,013

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$922,797	$2,036,443
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,091,510	2,004,348
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,115,706	5,896,913
Net Increase (Decrease) in Net Assets Resulting from Operations	8,130,013	9,937,704
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	—	(1,724,154)
Distributions to Class B Shareholders from Net Investment Income	—	(134,412)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(838,274)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(149,142)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,845,982)
Fund Share Transactions:
Class A
Proceeds from Sale of 264,196 and 573,149 Shares	3,920,044	8,112,365
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 171,330 shares, respectively)	—	2,549,386
Payments for 241,439 and 682,053 Shares Redeemed	(3,589,922)	(9,802,924)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (22,757 and 62,426 shares, respectively)	330,122	858,827
Class B
Proceeds from Sale of 53,883 and 148,444 Shares	791,809	2,078,283
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 17,927 shares, respectively)	—	264,248
Payments for 235,016 and 346,141 Shares Redeemed	(3,452,337)	(4,880,962)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((181,133) and (179,770) shares, respectively)	(2,660,528)	(2,538,431)
Total Increase (Decrease) in Net Assets	5,799,607	5,412,118

Net Assets
Beginning of Period	176,901,685	171,489,567
End of Period (Includes undistributed net investment income on $1,347,876 and $425,079 respectively)	$182,701,292	$176,901,685

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$14.56		$13.98	$10.51	$14.17	$14.33	$19.25
Income from Investment Operations:
Net Investment Income (Loss)	0.08	(b)	0.18 (b)	0.11 (b)	0.10 (b)	0.08	0.13 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.60		0.65	3.46	(3.68)	(0.16)	(4.26)
Total from Investment Operations	0.68		0.83	3.57	(3.58)	(0.08)	(4.13)
Less Distributions:
Distributions from Net Investment Income	—		(0.17)	(0.10)	(0.08)	(0.08)	(0.13)
Distributions from Realized Gains on Investments	—		(0.08)	—	—	—	(0.66)
Total Distributions	—		(0.25)	(0.10)	(0.08)	(0.08)	(0.79)
Net Asset Value, End of Period	$15.24		$14.56	$13.98	$10.51	$14.17	$14.33
Total Return(c)	4.67%	**	5.88%	34.00%	(25.28)%	(0.55)%	(21.99)%
Ratios and Supplemental Data
Net Assets, End of Period	$158,724,159		$151,309,930	$144,419,306	$105,282,622	$59,121,179	$54,600,926
Ratio of Gross Expenses to Average Net Assets	0.81%	*	0.87%	0.96%	1.18%	1.18%	1.10%
Ratio of Net Expenses to Average Net Assets	0.72%	(e)*	0.81% (d)	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%	*	1.27%	0.87%	0.90%	0.59%	0.73%
Portfolio Turnover Rate	3.08%		3.24%	1.35%	12.65%	1.93%	11.64%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class A were reduced to 0.25% and 0.80%, respectively.

(e)	As of July 22, 2005, the expense cap for Class A was reduced to 0.60%.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)		For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$14.40		$13.83	$10.41	$14.01	$14.18		$19.02
Income from Investment Operations:
Net Investment Income (Loss)	0.03	(b)	0.08 (b)	0.03 (b)	0.03 (b)	(0.00	)(c)	0.01 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.59		0.64	3.41	(3.63)	(0.17)		(4.17)
Total from Investment Operations	0.62		0.72	3.44	(3.60)	(0.17)		(4.16)
Less Distributions:
Distributions from Net Investment Income	—		(0.07)	(0.02)	—	—		(0.02)
Distributions from Realized Gains on Investments	—		(0.08)	—	—	—		(0.66)
Total Distributions	—		(0.15)	(0.02)	—	—		(0.68)
Net Asset Value, End of Period	$15.02		$14.40	$13.83	$10.41	$14.01		$14.18
Total Return(d)	4.31%	**	5.21%	33.06%	(25.70)%	(1.20)%		(22.33)%
Ratios and Supplemental Data
Net Assets, End of Period	$23,977,133		$25,591,755	$27,070,261	$20,849,614	$29,624,997		$27,436,153
Ratio of Gross Expenses to Average Net Assets	1.54%	*	1.55%	1.61%	1.83%	1.83%		1.75%
Ratio of Net Expenses to Average Net Assets	1.37%	(f)*	1.46% (e)	1.50%	1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%	*	0.62%	0.22%	0.23%	(0.06)%		0.08%
Portfolio Turnover Rate	3.08%		3.24%	1.35%	12.65%	1.93%		11.64%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)	As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class B were reduced to 0.25% and 1.45%, respectively.

(f)	As of July 22, 2005, the expense cap for Class A was reduced to 1.25%.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$214,335,484
Cash	290,823
Due From Sale of Securities	1,848,114
Dividends and Interest Receivables	972,608
Due From Sale of Fund Shares	206,024
Due From Sale of Foreign Currency	36,058
Futures Variation Margin	21,203
Total Assets	217,710,314
Liabilities
Due on Purchase of Securities	3,694,821
Accrued Expenses	221,019
Due on Redemption of Fund Shares	164,987
Due to Investment Advisor	130,710
Accrued Distribution Fees	87,708
Accrued Administrative Fees	18,684
Income Dividend Payable	269
Due on Purchase of Foreign Currency	46
Total Liabilities	4,318,244
Net Assets	$213,392,070
Represented By:
Aggregate Paid in Capital(2)(3)	$176,893,767
Undistributed Net Investment Income (Loss)	2,335,113
Undistributed Accumulated Net Realized Gain (Loss) on Investments	7,057,859
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	27,175,135
Futures Contracts	(71,234)
Foreign Currency Transactions	1,430
Net Assets for Shares Outstanding(2)	$213,392,070
Per Share of Class A (Based on 13,793,022 Shares Issued and Outstanding)
Offering Price	$14.45
Net Asset Value and Redemption Price	$13.76
Per Share of Class B (Based on 1,616,396 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.45
Per Share of Class C (Based on 136,897 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$13.48

(1) Investments, at cost	$187,160,349
(2) Shares Outstanding	15,546,315
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Interest	$2,271,532
Dividends(1)	873,476
Total Income	3,145,008
Expenses
Management Fees	736,966
Shareholder Servicing Fees	263,202
Distribution Fees:
Class A	43,308
Class B	84,203
Class C	6,520
Administrative Fees	105,281
Transfer Agent Fees	90,147
Custodian Fees	48,083
Registration Fees	14,552
Audit Fees	8,651
Shareholder Reporting Fees	6,993
Directors Fees	3,861
Professional Fees	3,588
Total Expenses	1,415,355
Less Waived Fees:
Paid by Affiliate	(80)
Paid Indirectly	(1,139)
Total Net Expenses	1,414,136
Net Investment Income (Loss)	1,730,872

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	2,606,683
Futures Contracts	224,947
Foreign Currency Transactions	(32,169)
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,799,461
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	5,828,764
Futures Contracts	342,673
Foreign Currency Transactions	(3,216)
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,168,221
Net Gain (Loss) on Investments	8,967,682
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,698,554

(1) Less Foreign Dividend Tax	$74,527

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,730,872	$2,346,457
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,799,461	7,482,460
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,168,221	837,046
Net Increase (Decrease) in Net Assets Resulting from Operations	10,698,554	10,665,963
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	—	(2,007,245)
Distributions to Class B Shareholders from Net Investment Income	—	(126,407)
Distributions to Class C Shareholders from Net Investment Income	—	(4,279)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(2,304,811)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(313,757)
Distributions to Class C Shareholders from Net Realized Gain on Investments	—	(18,241)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(4,774,740)
Fund Share Transactions:
Class A
Proceeds from Sale of 685,548 and 1,994,096 Shares	9,130,072	25,391,984
Proceeds from Shares Issued on Reinvestment of Distributions Paid (29 and 309,482 shares, respectively)	348	4,085,163
Payments for 592,999 and 911,723 Shares Redeemed	(7,917,626)	(11,688,733)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (92,578 and 1,391,855 shares, respectively)	1,212,794	17,788,414
Class B
Proceeds from Sale of 78,449 and 267,685 Shares	1,022,778	3,340,125
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 33,087 shares, respectively)	—	429,137
Payments for 227,791 and 357,915 Shares Redeemed	(2,976,721)	(4,502,688)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((149,342) and (57,143) shares, respectively)	(1,953,943)	(733,426)
Class C
Proceeds from Sale of 15,614 and 97,738 Shares	204,324	1,217,668
Proceeds from Shares Issued on Reinvestment of Distributions Paid (0 and 1,713 shares, respectively)	—	22,269
Payments for 6,412 and 89,937 Shares Redeemed	(82,704)	(1,156,370)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (9,202 and 9,514 shares, respectively)	121,620	83,567
Total Increase (Decrease) in Net Assets	10,079,025	23,029,778

Net Assets
Beginning of Period	203,313,045	180,283,267
End of Period (Includes undistributed net investment income on $2,335,113 and $604,241 respectively)	$213,392,070	$203,313,045

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)		For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$13.07		$12.68	$10.29	$12.14	$12.19		$14.93
Income from Investment Operations:
Net Investment Income (Loss)	0.12	(b)	0.16 (b)	0.14 (b)	0.22 (b)	0.27		0.41 (b)
Net Realized and Unrealized Gains on Investments	0.57		0.55	2.38	(1.86)	(0.02)		(1.41)
Total from Investment Operations	0.69		0.71	2.52	(1.64)	0.25		(1.00)
Less Distributions:
Distributions from Net Investment Income	—		(0.15)	(0.13)	(0.21)	(0.30)		(0.40)
Distributions from Realized Gains on Investments	—		(0.17)	—	—	(0.00	)(c)	(1.34)
Total Distributions	—		(0.32)	(0.13)	(0.21)	(0.30)		(1.74)
Net Asset Value, End of Period	$13.76		$13.07	$12.68	$10.29	$12.14		$12.19
Total Return(d)	5.28%	**	5.61%	24.55%	(13.49)%	2.12%		(7.55)%
Ratios and Supplemental Data
Net Assets, End of Period	$189,799,979		$179,035,309	$156,112,964	$105,530,643	$61,979,437		$54,684,610
Ratio of Gross Expenses to Average Net Assets	1.26%	*	1.35%	1.45%	1.58%	1.52%		1.47%
Ratio of Net Expenses to Average Net Assets	1.26%	*	1.35%	1.35%	1.35%	1.35%		1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%	*	1.31%	1.18%	2.03%	2.38%		2.90%
Portfolio Turnover Rate	45.78%	(e)	105.31%	81.55%	82.84%	77.28%		130.37%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.82		$12.45	$10.12	$11.95	$12.03	$14.76
Income from Investment Operations:
Net Investment Income (Loss)	0.07	(b)	0.08 (b)	0.06 (b)	0.15 (b)	0.20	0.32 (b)
Net Realized and Unrealized Gains on Investments	0.56		0.53	2.34	(1.83)	(0.05)	(1.39)
Total from Investment Operations	0.63		0.61	2.40	(1.68)	0.15	(1.07)
Less Distributions:
Distributions from Net Investment Income	—		(0.07)	(0.07)	(0.15)	(0.23)	(0.32)
Distributions from Realized Gains on Investments	—		(0.17)	—	—	—	(1.34)
Total Distributions	—		(0.24)	(0.07)	(0.15)	(0.23)	(1.66)
Net Asset Value, End of Period	$13.45		$12.82	$12.45	$10.12	$11.95	$12.03
Total Return(c)	4.91%	**	4.90%	23.72%	(14.08)%	1.30%	(8.10)%
Ratios and Supplemental Data
Net Assets, End of Period	$21,746,292		$22,637,021	$22,698,541	$16,175,094	$15,116,310	$12,614,937
Ratio of Gross Expenses to Average Net Assets	1.97%	*	2.02%	2.10%	2.23%	2.17%	2.12%
Ratio of Net Expenses to Average Net Assets	1.97%	*	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%	*	0.66%	0.53%	1.41%	1.73%	2.25%
Portfolio Turnover Rate	45.78%	(d)	105.31%	81.55%	82.84%	77.28%	130.37%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005	For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$12.85		$12.45	$11.83
Income from Investment Operations:
Net Investment Income (Loss)	0.07(b	)	0.07(b )	0.01(b	)
Net Realized and Unrealized Gains on Investments	0.56		0.54	0.68
Total from Investment Operations	0.63		0.61	0.69
Less Distributions:
Distributions from Net Investment Income	—		(0.04)	(0.07)
Distributions from Realized Gains on Investments	—		(0.17)	—
Total Distributions	—		(0.21)	(0.07)
Net Asset Value, End of Period	$13.48		$12.85	$12.45
Total Return(c)	4.90%	**	4.91%	5.83%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$1,845,799		$1,640,715	$1,471,762
Ratio of Gross Expenses to Average Net Assets	1.97%	(e)	2.02%	2.03%	(e)
Ratio of Net Expenses to Average Net Assets	1.97%	(e)	2.00%	2.00%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.03%	(e)	0.62%	0.28%	(e)
Portfolio Turnover Rate	45.78%	(g)	105.31%	81.55%	(f)

(a)	Fund commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover rate is for the Fund for the fiscal year ended March 31, 2004.

(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$160,273,262
Cash	57,026
Dividends and Interest Receivables	3,348,980
Due From Sale of Securities	976,093
Due From Sale of Fund Shares	50,901
Total Assets	164,706,262
Liabilities
Due on Purchase of Securities	2,611,063
Income Dividend Payable	948,570
Due on Redemption of Fund Shares	175,866
Accrued Expenses	168,947
Due to Investment Advisor	106,896
Accrued Distribution Fees	20,811
Accrued Administrative Fees	14,249
Total Liabilities	4,046,402
Net Assets	$160,659,860
Represented By:
Aggregate Paid in Capital(2)(3)	$167,503,804
Undistributed Net Investment Income (Loss)	(173,949)
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(5,241,390)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,427,876)
Foreign Currency Transactions	(729)
Net Assets for Shares Outstanding(2)	$160,659,860
Per Share of Class A (Based on 22,106,791 Shares Issued and Outstanding)
Offering Price	$7.38
Net Asset Value and Redemption Price	$7.03
Per Share of Class B (Based on 665,452 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$7.03
Per Share of Class C (Based on 69,752 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$7.02

(1) Investments, at cost	$161,701,138
(2) Shares Outstanding	22,841,995
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Interest	$6,262,512
Dividends(1)	36,378
Total Income	6,298,890
Expenses
Management Fees	608,643
Shareholder Servicing Fees	202,881
Administrative Fees	81,152
Transfer Agent Fees	50,005
Distribution Fees:
Class A	14,968
Class B	18,270
Class C	1,699
Registration Fees	16,621
Custodian Fees	8,858
Audit Fees	8,145
Shareholder Reporting Fees	6,993
Other Expenses	6,003
Professional Fees	5,673
Directors Fees	3,861
Total Expenses	1,033,772
Less Waived Fees:
Paid by Affiliate	(831)
Paid Indirectly	(1,256)
Total Net Expenses	1,031,685
Net Investment Income (Loss)	5,267,205

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	(1,074,364)
Foreign Currency Transactions	(105)
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,074,469)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,180,403)
Foreign Currency Transactions	(649)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(1,181,052)
Net Gain (Loss) on Investments	(2,255,521)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,011,684

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$5,267,205	$10,388,202
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,074,469)	6,803,004
Net Change in Unrealized Appreciation (Depreciation) of Investments	(1,181,052)	(6,546,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,011,684	10,644,259
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	(5,264,418)	(10,146,408)
Distributions to Class B Shareholders from Net Investment Income	(146,548)	(317,424)
Distributions to Class C Shareholders from Net Investment Income	(13,610)	(57,470)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(5,424,576)	(10,521,302)
Fund Share Transactions:
Class A
Proceeds from Sale of 548,821 and 2,318,339 Shares	3,886,544	16,647,310
Proceeds from Shares Issued on Reinvestment of Distributions Paid (584,154 and 1,325,009 shares, respectively)	4,132,590	9,531,340
Payments for 1,035,785 and 1,315,820 Shares Redeemed	(7,313,131)	(9,474,971)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (97,190 and 2,327,528 shares, respectively)	706,003	16,703,679
Class B
Proceeds from Sale of 18,962 and 60,595 Shares	134,202	433,179
Proceeds from Shares Issued on Reinvestment of Distributions Paid (14,645 and 36,810 shares, respectively)	103,520	264,449
Payments for 72,901 and 138,755 Shares Redeemed	(513,623)	(990,295)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((39,294) and (41,350) shares, respectively)	(275,901)	(292,667)
Class C
Proceeds from Sale of 17,659 and 47,920 Shares	124,462	343,690
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1,512 and 7,493 shares, respectively)	10,689	53,390
Payments for 5,834 and 163,930 Shares Redeemed	(41,000)	(1,203,250)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (13,337 and (108,517) shares, respectively)	94,151	(806,170)
Total Increase (Decrease) in Net Assets	(1,888,639)	15,727,799

Net Assets
Beginning of Period	162,548,499	146,820,700
End of Period (Includes undistributed net investment income on ($173,949) and ($16,578) respectively)	$160,659,860	$162,548,499

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$7.14		$7.13	$6.25	$6.79	$7.49	$7.94
Income from Investment Operations:
Net Investment Income (Loss)	0.23	(b)	0.48 (b)	0.50 (b)	0.57 (b)	0.68	0.78 (b)
Net Realized and Unrealized Gains (Losses) on Investments	(0.10)		0.02	0.88	(0.53)	(0.69)	(0.46)
Total from Investment Operations	0.13		0.50	1.38	0.04	(0.01)	0.32
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.49)	(0.50)	(0.58)	(0.69)	(0.77)
Distributions from Realized Gains on Investments	—		—	—	—	—	—
Total Distributions	(0.24)		(0.49)	(0.50)	(0.58)	(0.69)	(0.77)
Net Asset Value, End of Period	$7.03		$7.14	$7.13	$6.25	$6.79	$7.49
Total Return(c)	1.86%	**	7.16%	22.79%	1.15%	(0.08)%	4.42%
Ratios and Supplemental Data
Net Assets, End of Period	$155,492,229		$157,118,483	$140,330,099	$107,050,590	$53,505,726	$37,065,041
Ratio of Gross Expenses to Average Net Assets	1.25%	*	1.31%	1.35%	1.46%	1.50%	1.55%
Ratio of Net Expenses to Average Net Assets	1.25%	*	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.30%	*	6.70%	7.29%	9.24%	9.66%	10.15%
Portfolio Turnover Rate	63.70%		141.21%	199.27%	78.07%	86.85%	127.47%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$7.13		$7.13	$6.24	$6.78	$7.49	$7.93
Income from Investment Operations:
Net Investment Income (Loss)	0.21	(b)	0.43 (b)	0.45 (b)	0.53 (b)	0.63	0.73 (b)
Net Realized and Unrealized Gains (Losses) on Investments	(0.09)		0.01	0.90	(0.53)	(0.70)	(0.45)
Total from Investment Operations	0.12		0.44	1.35	—	(0.07)	0.28
Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.44)	(0.46)	(0.54)	(0.64)	(0.72)
Total Distributions	(0.22)		(0.44)	(0.46)	(0.54)	(0.64)	(0.72)
Net Asset Value, End of Period	$7.03		$7.13	$7.13	$6.24	$6.78	$7.49
Total Return(c)	1.64%	**	6.32%	22.19%	0.48%	(0.87)%	3.88%
Ratios and Supplemental Data
Net Assets, End of Period	$4,677,638		$5,027,813	$5,316,196	$4,243,051	$3,843,405	$3,745,575
Ratio of Gross Expenses to Average Net Assets	1.98%	*	1.99%	2.00%	2.11%	2.15%	2.20%
Ratio of Net Expenses to Average Net Assets	1.95%	*	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.95%	*	6.06%	6.63%	8.64%	9.01%	9.50%
Portfolio Turnover Rate	63.70%		141.21%	199.27%	78.07%	86.85%	127.47%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005	For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$7.13		$7.12	$6.89
Income from Investment Operations:
Net Investment Income (Loss)	0.21	(b)	0.43 (b)	0.16	(b)
Net Realized and Unrealized Gains (Losses) on Investments	(0.10)		0.01	0.23
Total from Investment Operations	0.11		0.44	0.39
Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.43)	(0.16)
Total Distributions	(0.22)		(0.43)	(0.16)
Net Asset Value, End of Period	$7.02		$7.13	$7.12
Total Return(c)	1.50%	**	6.46%	5.76%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$489,993		$402,203	$1,174,405
Ratio of Gross Expenses to Average Net Assets	1.98%	(e)	1.99%	2.03%	(e)
Ratio of Net Expenses to Average Net Assets	1.95%	(e)	1.95%	1.95%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.84%	(e)	6.02%	6.20%	(e)
Portfolio Turnover Rate	63.70%		141.21%	199.27%	(f)

(a)	Share Class commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$124,211,778
Cash	152,078
Dividends and Interest Receivables	1,499,141
Due From Sale of Fund Shares	212,700
Futures Variation Margin	19,688
Total Assets	126,095,385
Liabilities
Income Dividend Payable	354,893
Accrued Expenses	136,449
Due on Redemption of Fund Shares	105,092
Due to Investment Advisor	33,166
Accrued Distribution Fees	16,161
Accrued Administrative Fees	11,056
Total Liabilities	656,817
Net Assets	$125,438,568
Represented By:
Aggregate Paid in Capital(2)(3)	$123,370,513
Undistributed Net Investment Income (Loss)	34,250
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(1,496,675)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	3,401,147
Futures Contracts	129,333
Net Assets for Shares Outstanding(2)	$125,438,568
Per Share of Class A (Based on 11,361,721 Shares Issued and Outstanding)
Offering Price	$11.36
Net Asset Value and Redemption Price	$10.82
Per Share of Class B (Based on 227,048 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$10.82

(1) Investments, at cost	$120,810,631
(2) Shares Outstanding	11,588,769
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Interest	$2,560,164
Total Income	2,560,164
Expenses
Management Fees	191,923
Shareholder Servicing Fees	159,935
Administrative Fees	63,974
Transfer Agent Fees	24,752
Distribution Fees:
Class A	14,367
Class B	9,405
Registration Fees	15,088
Audit Fees	9,106
Shareholder Reporting Fees	6,993
Custodian Fees	6,476
Other Expenses	5,353
Professional Fees	5,059
Directors Fees	3,861
Total Expenses	516,292
Less Waived Fees:
Paid by Affiliate	(247)
Paid Indirectly	(1,559)
Total Net Expenses	514,486
Net Investment Income (Loss)	2,045,678

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	(709)
Futures Contracts	(187,883)
Net Realized Gain (Loss) on Investments and Foreign Currencies	(188,592)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	1,170,108
Futures Contracts	48,942
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,219,050
Net Gain (Loss) on Investments	1,030,458
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,076,136

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,045,678	$3,660,128
Net Realized Gain (Loss) on Investments and Foreign Currencies	(188,592)	15,539
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,219,050	(1,887,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,076,136	1,788,653
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	(2,014,291)	(3,598,718)
Distributions to Class B Shareholders from Net Investment Income	(31,387)	(61,410)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(1,833,757)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(40,890)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2,045,678)	(5,534,775)
Fund Share Transactions:
Class A
Proceeds from Sale of 307,494 and 933,825 Shares	3,342,749	10,196,270
Proceeds from Shares Issued on Reinvestment of Distributions Paid (142,768 and 472,842 shares, respectively)	1,557,004	5,132,916
Payments for 581,640 and 816,638 Shares Redeemed	(6,327,635)	(8,868,046)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((131,378) and 590,029 shares, respectively)	(1,427,882)	6,461,140
Class B
Proceeds from Sale of 8,399 and 14,180 Shares	91,633	155,044
Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,001 and 7,998 shares, respectively)	21,815	86,790
Payments for 14,638 and 32,686 Shares Redeemed	(159,080)	(355,581)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((4,238) and (10,508) shares, respectively)	(45,632)	(113,747)
Total Increase (Decrease) in Net Assets	(443,056)	2,601,271

Net Assets
Beginning of Period	125,881,624	123,280,353
End of Period (Includes undistributed net investment income on $34,250 and $34,250 respectively)	$125,438,568	$125,881,624

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$10.74		$11.06	$10.98	$10.50	$10.70	$10.07
Income from Investment Operations:
Net Investment Income (Loss)	0.18	(b)	0.33 (b)	0.33 (b)	0.41 (b)	0.44	0.46 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.08		(0.15)	0.24	0.61	0.01	0.65
Total from Investment Operations	0.26		0.18	0.57	1.02	0.45	1.11
Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.33)	(0.33)	(0.42)	(0.45)	(0.46)
Distributions from Realized Gains on Investments	—		(0.17)	(0.16)	(0.12)	(0.20)	(0.02)
Total Distributions	(0.18)		(0.50)	(0.49)	(0.54)	(0.65)	(0.48)
Net Asset Value, End of Period	$10.82		$10.74	$11.06	$10.98	$10.50	$10.70
Total Return(c)	2.39%	**	1.63%	5.31%	9.88%	4.26%	11.34%
Ratios and Supplemental Data
Net Assets, End of Period	$122,981,190		$123,398,863	$120,606,013	$107,769,680	$57,372,945	$37,272,578
Ratio of Gross Expenses to Average Net Assets	0.79%	*	0.84%	0.89%	0.93%	1.00%	1.09%
Ratio of Net Expenses to Average Net Assets	0.79%	*	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.63%	*	3.01%	3.01%	3.78%	4.14%	4.45%
Portfolio Turnover Rate	7.54%		42.89%	814.99% (d)	47.56%	172.55%	140.65%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund’s advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$10.73		$11.06	$10.98	$10.50	$10.70	$10.07
Income from Investment Operations:
Net Investment Income (Loss)	0.14	(b)	0.26 (b)	0.26 (b)	0.34 (b)	0.37	0.39 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.09		(0.16)	0.24	0.61	0.00 (c)	0.65
Total from Investment Operations	0.23		0.10	0.50	0.95	0.37	1.04
Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.26)	(0.26)	(0.35)	(0.37)	(0.39)
Distributions from Realized Gains on Investments	—		(0.17)	(0.16)	(0.12)	(0.20)	(0.02)
Total Distributions	(0.14)		(0.43)	(0.42)	(0.47)	(0.57)	(0.41)
Net Asset Value, End of Period	$10.82		$10.73	$11.06	$10.98	$10.50	$10.70
Total Return(d)	2.12%	**	0.89%	4.62%	9.16%	3.58%	10.62%
Ratios and Supplemental Data
Net Assets, End of Period	$2,457,378		$2,482,761	$2,674,340	$3,532,913	$1,429,016	$1,077,137
Ratio of Gross Expenses to Average Net Assets	1.52%	*	1.52%	1.54%	1.58%	1.65%	1.74%
Ratio of Net Expenses to Average Net Assets	1.50%	*	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.27%	*	2.36%	2.39%	3.11%	3.49%	3.80%
Portfolio Turnover Rate	7.54%		42.89%	814.99% (e)	47.56%	172.55%	140.65%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)	Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund’s advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Assets and Liabilities

September 30, 2005
Assets
Investments, at value(1)	$241,763,302
Cash	386,842
Due From Sale of Securities	5,740,453
Dividends and Interest Receivables	2,064,117
Due From Sale of Fund Shares	145,066
Futures Variation Margin	15,422
Total Assets	250,115,202
Liabilities
Due on Purchase of Securities	14,540,506
Income Dividend Payable	847,254
Accrued Expenses	254,565
Due on Redemption of Fund Shares	132,321
Accrued Distribution Fees	74,226
Due to Investment Advisor	63,096
Accrued Administrative Fees	20,679
Total Liabilities	15,932,647
Net Assets	$234,182,555
Represented By:
Aggregate Paid in Capital(2)(3)	$240,604,758
Undistributed Net Investment Income (Loss)	(369,482)
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(3,270,056)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(2,793,327)
Futures Contracts	10,662
Net Assets for Shares Outstanding(2)	$234,182,555
Per Share of Class A (Based on 23,256,735 Shares Issued and Outstanding)
Offering Price	$10.04
Net Asset Value and Redemption Price	$9.56
Per Share of Class B (Based on 1,016,052 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$9.56
Per Share of Class C (Based on 228,719 Shares Issued and Outstanding)
Net Asset Value and Offering Price	$9.56

(1) Investments, at cost	$244,556,629
(2) Shares Outstanding	24,501,506
(3) Shares authorized, $.001 par value	300,000,000

Statement of Operations

For the Six Months Ended September 30, 2005
Investment Income
Income
Interest	$5,027,032
Total Income	5,027,032
Expenses
Management Fees	342,209
Shareholder Servicing Fees	285,174
Administrative Fees	114,070
Distribution Fees:
Class A	68,351
Class B	37,639
Class C	7,691
Transfer Agent Fees	77,364
Registration Fees	16,417
Custodian Fees	15,222
Audit Fees	9,892
Shareholder Reporting Fees	6,993
Other Expenses	6,028
Professional Fees	5,673
Directors Fees	3,860
Total Expenses	996,583
Less Waived Fees:
Paid by Affiliate	(1,574)
Paid Indirectly	(1,886)
Total Net Expenses	993,123
Net Investment Income (Loss)	4,033,909

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	(1,177,495)
Futures Contracts	154,474
Foreign Currency Transactions	(98,009)
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,121,030)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	926,610
Futures Contracts	125,600
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,052,210
Net Gain (Loss) on Investments	(68,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,965,089

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2005	For the Year Ended March 31, 2005
Change in Net Assets
Operations
Net Investment Income (Loss)	$4,033,909	$6,180,061
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,121,030)	303,384
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,052,210	(5,964,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,965,089	518,803
Distributions to Shareholders from:
Distributions to Class A Shareholders from Net Investment Income	(4,110,014)	(6,492,384)
Distributions to Class B Shareholders from Net Investment Income	(157,261)	(326,528)
Distributions to Class C Shareholders from Net Investment Income	(32,146)	(59,586)
Distributions to Class A Shareholders from Net Realized Gain on Investments	—	(1,244,550)
Distributions to Class B Shareholders from Net Realized Gain on Investments	—	(72,244)
Distributions to Class C Shareholders from Net Realized Gain on Investments	—	(11,276)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(4,299,421)	(8,206,568)
Fund Share Transactions:
Class A
Proceeds from Sale of 3,913,174 and 7,797,835 Shares	37,854,320	75,322,941
Proceeds from Shares Issued on Reinvestment of Distributions Paid (320,985 and 744,377 shares, respectively)	3,101,862	7,221,319
Payments for 1,455,099 and 2,696,579 Shares Redeemed	(14,017,426)	(26,175,843)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (2,779,060 and 5,845,633 shares, respectively)	26,938,756	56,368,417
Class B
Proceeds from Sale of 61,002 and 180,543 Shares	585,695	1,757,532
Proceeds from Shares Issued on Reinvestment of Distributions Paid (11,244 and 33,676 shares, respectively)	108,655	326,599
Payments for 103,789 and 301,067 Shares Redeemed	(999,700)	(2,922,866)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((31,543) and (86,848) shares, respectively)	(305,350)	(838,735)
Class C
Proceeds from Sale of 57,744 and 158,997 Shares	556,945	1,543,552
Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,529 and 7,034 shares, respectively)	24,436	68,242
Payments for 20,902 and 139,917 Shares Redeemed	(201,371)	(1,367,302)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (39,371 and 26,114 shares, respectively)	380,010	244,492
Total Increase (Decrease) in Net Assets	26,679,084	48,086,409

Net Assets
Beginning of Period	207,503,471	159,417,062
End of Period (Includes undistributed net investment income on ($369,482) and ($103,970) respectively)	$234,182,555	$207,503,471

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

	CLASS A
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$9.56		$10.01	$9.98	$9.50	$9.69	$9.13
Income from Investment Operations:
Net Investment Income (Loss)	0.18	(b)	0.32 (b)	0.31 (b)	0.41 (b)	0.49	0.61 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.01		(0.34)	0.32	0.82	0.05	0.56
Total from Investment Operations	0.19		(0.02)	0.63	1.23	0.54	1.17
Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.36)	(0.36)	(0.45)	(0.49)	(0.61)
Distributions from Realized Gains on Investments	—		(0.07)	(0.24)	(0.30)	(0.24)	—
Total Distributions	(0.19)		(0.43)	(0.60)	(0.75)	(0.73)	(0.61)
Net Asset Value, End of Period	$9.56		$9.56	$10.01	$9.98	$9.50	$9.69
Total Return(c)	1.94%	**	(0.27)%	6.50%	13.19%	5.76%	13.32%
Ratios and Supplemental Data
Net Assets, End of Period	$222,285,668		$195,683,948	$146,430,880	$107,952,560	$64,073,225	$41,428,580
Ratio of Gross Expenses to Average Net Assets	0.84%	*	0.88%	0.93%	0.96%	1.04%	1.14%
Ratio of Net Expenses to Average Net Assets	0.84%	*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.81%	*	3.29%	3.08%	4.13%	4.97%	6.57%
Portfolio Turnover Rate	114.56%	(d)	233.01%	167.56%	213.99%	129.22%	187.60%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

*	Computed on an annualized basis.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Financial Highlights (continued)

	CLASS B
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005(a)	For the Year Ended March 31, 2004(a)	For the Year Ended March 31, 2003(a)	For the Year Ended March 31, 2002(a)	For the Year Ended March 31, 2001(a)
Selected Per Share Data
Net Asset Value, Beginning of Period	$9.56		$10.01	$9.98	$9.50	$9.69	$9.12
Income from Investment Operations:
Net Investment Income (Loss)	0.14	(b)	0.25 (b)	0.24 (b)	0.34 (b)	0.43	0.55 (b)
Net Realized and Unrealized Gains (Losses) on Investments	0.01		(0.35)	0.33	0.82	0.05	0.57
Total from Investment Operations	0.15		(0.10)	0.57	1.16	0.48	1.12
Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.29)	(0.30)	(0.38)	(0.43)	(0.55)
Distributions from Realized Gains on Investments	—		(0.06)	(0.24)	(0.30)	(0.24)	—
Total Distributions	(0.15)		(0.35)	(0.54)	(0.68)	(0.67)	(0.55)
Net Asset Value, End of Period	$9.56		$9.56	$10.01	$9.98	$9.50	$9.69
Total Return(c)	1.60%	**	(0.91)%	5.80%	12.46%	5.08%	12.71%
Ratios and Supplemental Data
Net Assets, End of Period	$9,711,185		$10,010,452	$11,352,945	$10,081,933	$4,517,809	$3,154,904
Ratio of Gross Expenses to Average Net Assets	1.52%	*	1.55%	1.57%	1.61%	1.69%	1.78%
Ratio of Net Expenses to Average Net Assets	1.50%	*	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.47%	*	2.64%	2.44%	3.41%	4.32%	5.92%
Portfolio Turnover Rate	114.56%	(d)	233.01%	167.56%	213.99%	129.22%	187.60%

(a)	For the twelve months ended March 31.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

*	Computed on an annualized basis.

**	Refelcts total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights (continued)

	CLASS C
(For a share outstanding throughout the period)	For the Six Months Ended September 30, 2005		For the Year Ended March 31, 2005	For the Period November 17, 2003(a) through March 31, 2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$9.55		$10.01	$10.04
Income from Investment Operations:
Net Investment Income (Loss)	0.14	(b)	0.25 (b)	0.08	(b)
Net Realized and Unrealized Gains (Losses) on Investments	0.02		(0.37)	0.23
Total from Investment Operations	0.16		(0.12)	0.31
Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.29)	(0.10)
Distributions from Realized Gains on Investments	—		(0.05)	(0.24)
Total Distributions	(0.15)		(0.34)	(0.34)
Net Asset Value, End of Period	$9.56		$9.55	$10.01
Total Return(c)	1.70%	**	(1.02)%	3.14%	(d)
Ratios and Supplemental Data
Net Assets, End of Period	$2,185,702		$1,809,071	$1,633,237
Ratio of Gross Expenses to Average Net Assets	1.52%	(e)	1.55%	1.61%	(e)
Ratio of Net Expenses to Average Net Assets	1.50%	(e)	1.50%	1.50%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.93%	(e)	2.60%	2.18%	(e)
Portfolio Turnover Rate	114.56%	(g)	233.01%	167.56%	(f)

(a)	Fund commenced operations November 17, 2003.

(b)	Calculated based on average shares outstanding.

(c)	Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)	Reflects total return for the period; not annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio Turnover rate is for the Fund for the fiscal year ended March 31, 2004.

(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

**	Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

September 30, 2005

Notes to Financial Statements

Note 1

Mason Street Funds, Inc. was incorporated under the laws of the state of Maryland on August 30, 1996 as an open-end investment company under the Investment Company Act of 1940. Mason Street Funds consist of the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, High Yield Bond, Municipal Bond and Select Bond Funds, collectively known as the “Funds.” All Funds commenced operations on March 31, 1997, except the Small Cap Growth Stock and the Index 400 Stock Funds, which commenced operations on July 12, 1999.

Each Fund is diversified, except the Index 400 Stock and the Index 500 Stock Funds which are non-diversified. Each Fund offers two classes of shares: Class A shares with an initial sales charge up to 4.75% and Class B shares with a contingent deferred sales charge of 5.0% for redemptions in one year or less, declining to 0% over a period of up to six years. Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. Effective November 17, 2003, the Small Cap Growth Stock, Aggressive Growth Stock, Growth Stock, Asset Allocation, High Yield Bond and Select Bond Funds issued an additional class of shares: Class C shares with a contingent deferred sales charge of 1.0% for redemptions within a period of eighteen months. Class C shares are automatically converted to Class A shares ten years after the purchase of such Class C shares. Each class of shares has equal rights with respect to voting privileges.

As of September 30, 2005, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and affiliates own the following percentages of each Fund:

Fund	Percentage of Ownership
Small Cap Growth Stock Fund	—%
Aggressive Growth Stock Fund	72%
International Equity Fund	88%
Index 400 Stock Fund	79%
Growth Stock Fund	84%
Large Cap Core Stock Fund	93%
Index 500 Stock Fund	65%
Asset Allocation Fund	47%
High Yield Bond Fund	79%
Municipal Bond Fund	76%
Select Bond Fund	34%

During the fiscal year ended March 31, 2005, Northwestern Mutual and an affiliate redeemed the following dollar amounts from their respective funds.

Fund	2005
Small Cap Growth Stock Fund Class A	$2,964,397
Small Cap Growth Stock Fund Class C	1,122,275
Aggressive Growth Stock Fund Class C	1,090,762
Growth Stock Fund Class C	1,062,820
Asset Allocation Fund Class C	1,083,185
High Yield Bond Fund Class C	1,119,809
Select Bond Fund Class C	1,018,204

During the fiscal year ended March 31, 2004, Northwestern Mutual and an affiliate invested into the Class C shares of Funds the following amounts:

Fund	2004
Small Cap Growth Stock Fund	$1,000,000
Aggressive Growth Stock Fund	1,000,000
International Equity Fund	—
Index 400 Stock Fund	—
Growth Stock Fund	1,000,000
Large Cap Core Stock Fund	—
Index 500 Stock Fund	—
Asset Allocation Fund	1,000,000
High Yield Bond Fund	1,000,000
Municipal Bond Fund	—
Select Bond Fund	1,000,000

On October 28, 2005, a nonaffiliated financial institution representing group annuity contract owners redeemed $45,342,758 out of the Select Bond Fund Class A share.

Note 2

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies are summarized in the following Notes.

Note 3

Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the final bid price. Stocks that are not listed on a national or foreign stock exchange are generally valued at the last sale price or closing bid price if no sale has occurred. Securities for which market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities.

Generally, money market investments with maturities exceeding 60 days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of 60 days or less are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4

Certain of the Funds may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Funds purchase or sell a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risk may arise from changes in market value of underlying instruments and from the possible inability of counter-parties to meet the terms of their contracts.

The Funds do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such foreign exchange rate fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

For federal income tax purposes, net realized and unrealized foreign exchange gains or losses are generally required to be treated as ordinary income.

Note 5

The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, Municipal Bond and Select Bond Funds may invest in futures contracts as an alternative to investing in individual securities and therefore could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Funds receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6

The Asset Allocation and Select Bond Funds have entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the “counterparty”) of mortgage-backed securities together with a commitment to purchase from the counterparty

September 30, 2005

similar, but not identical, securities at a future date, at a similar price. At September 30, 2005, the Asset Allocation Fund had a cost, value and obligation liability of $1,008,503, $1,004,971 and $1,010,529, respectively. At September 30, 2005, the Select Bond Fund had a cost, value and obligation liability of $5,891,564, $5,866,805 and $5,903,319, respectively. The obligation liability is included in the Due on Purchases of Securities on the Fund’s Statement of Assets and Liabilities. Securities subject to these agreements had contractual maturities ranging from 10/1/20 to 10/1/35. The weighted average interest rates for these securities was 5.32% for the Asset Allocation Fund and 5.20% for the Select Bond Fund.

Note 7

Income, expenses, realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding for the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock and Asset Allocation Funds. Dividends and other distributions are calculated in a similar manner and are declared and distributed to shareholders annually for these Funds.

For the High Yield Bond, Municipal Bond and Select Bond Funds, income and expenses are allocated daily to each class of shares based on the value of settled shares. Realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding. Dividends and other distributions are calculated in a similar manner. Income dividends are declared daily and paid monthly.

Capital gain dividends are declared and distributed annually.

Note 8

Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased in the Funds are amortized to interest income over the term of the respective securities using the effective interest method. For financial statement purposes, securities transactions are accounted for on trade date.

The basis for determining cost on sale of securities is identified cost. For the period ended September 30, 2005, transactions in securities other than money market investments were:

	Purchases		Sales/Maturities
Fund	U.S. Government Securities	Other	U.S. Government Securities	Other
Small Cap Growth Stock Fund	—	$ 17,969,707	—	$ 14,022,837
Aggressive Growth Stock Fund	—	89,681,757	—	90,616,931
International Equity Fund		9,809,998		1,028,839
Index 400 Stock Fund	—	30,816,565	—	18,938,812
Growth Stock Fund	—	24,301,790	—	25,710,695
Large Cap Core Stock Fund	—	23,828,732	—	24,979,575
Index 500 Stock Fund	—	5,342,839	—	6,779,926
Asset Allocation Fund	$ 24,379,009	84,033,699	$ 30,356,811	69,778,349
High Yield Bond Fund	—	98,603,041	—	97,958,711
Municipal Bond Fund	—	9,582,720	—	8,741,381
Select Bond Fund	157,692,697	181,295,696	170,676,133	138,560,030

Note 9

Mason Street Advisors, LLC (a wholly-owned company of Northwestern Mutual) (“MSA”) serves as investment advisor to each of the Funds, with the International Equity Fund also being served by a subadviser. Each Fund pays MSA a fee for investment advisory services at an annual rate based on average daily net assets of the Fund according to the following schedule:

Fund	Fee
Small Cap Growth Stock Fund	0.85%
Aggressive Growth Stock Fund	0.75%
International Equity Fund	0.85%
Index 400 Stock Fund	0.25%
Growth Stock Fund	0.75%
Large Cap Core Stock Fund	0.65%
Index 500 Stock Fund	0.25%
Asset Allocation Fund	0.70%
High Yield Bond Fund	0.75%
Municipal Bond Fund	0.30%
Select Bond Fund	0.30%

Templeton Investment Counsel, Inc. (“Templeton”) has been retained by MSA under an investment subadvisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Fund. From the investment advisory fees received from the Fund, MSA pays Templeton 0.50% on the first $100 million of the combined net assets for all funds managed for MSA by Templeton and 0.40% on the combined net assets in excess of $100 million.

Northwestern Mutual Investment Services, LLC (a wholly-owned company of Northwestern Mutual) (“NMIS”) serves as the Distributor of the Funds. NMIS is an affiliate of MSA. The Funds have a 12b-1 distribution plan and shareholder services agreement with NMIS pursuant to which they pay an annual fee up to 0.35% for Class A shares and up to 1.00% for Classes B and C shares. This fee is calculated on average daily net assets.

The maximum 0.35% fee for Class A shares is comprised of a 0.25% shareholder servicing fee and up to a 0.10% distribution fee paid to NMIS. Actual distribution fees accrued for the period ended September 30, 2005 for Class A shares are listed in the table below.

Fund	Distribution Fee*
Small Cap Growth Stock Fund Class A	0.10%
Aggressive Growth Stock Fund Class A	0.02%
International Equity Fund Class A	0.01%
Index 400 Stock Fund Class A	0.02%
Growth Stock Fund Class A	0.01%
Large Cap Core Stock Fund Class A	0.01%
Index 500 Stock Fund Class A	0.03%
Asset Allocation Fund Class A	0.05%
High Yield Bond Fund Class A	0.02%
Municipal Bond Fund Class A	0.02%
Select Bond Fund Class A	0.06%

*Calculation is computed on an annualized basis.

The maximum 1.00% fee for Classes B and C shares is comprised of a 0.25% shareholder servicing fee and up to a 0.75% distribution fee paid to NMIS.

NMIS received $432,242 of dealer allowances for the period ended September 30, 2005. NMIS received $77,063 of underwriting concessions from Class A sales charges, $76,355 of contingent deferred sales charges from Class B shares and $3,817 of contingent deferred sales charges from Class C shares for the period ended September 30, 2005. NMIS attributes approximately $747,124 of fee income from fees earned on assets held in fee-based brokerage accounts to the Mason Street Funds.

Each Fund also pays the administrator, Northwestern Mutual, a monthly fee at an annual rate of 0.10% of average net assets plus costs for pricing securities. This administration fee is for services including recordkeeping, preparation of reports and fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

In addition, each Fund pays transfer agent and custodian fees, outside professional and auditing fees, registration fees, insurance premiums, Directors’ fees and expenses,

September 30, 2005

and the printing and mailing costs of sending reports and other information to existing shareholders.

The Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for maintaining compensating balances in non-interest bearing accounts. Custodian fees in the accompanying financial statements are reported gross of such reductions which are presented as expense offsets. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements.

MSA, Northwestern Mutual and NMIS have agreed to waive their fees and absorb certain other operating expenses through July 31, 2006, to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Fund	Class A		Class B		Class C
Small Cap Growth Stock Fund	1.40%		2.05%		2.05%
Aggressive Growth Stock Fund	1.30%		1.95%		1.95%
International Equity Fund	1.65%		2.30%		N/A
Index 400 Stock Fund	0.60%	*	1.25%	*	N/A
Growth Stock Fund	1.30%		1.95%		1.95%
Large Cap Core Stock Fund	1.20%		1.85%		N/A
Index 500 Stock Fund	0.60%	✓	1.25%	✓	N/A
Asset Allocation Fund	1.35%		2.00%		2.00%
High Yield Bond Fund	1.30%		1.95%		1.95%
Municipal Bond Fund	0.85%		1.50%		N/A
Select Bond Fund	0.85%		1.50%		1.50%

*Prior to July 22, 2005, the expense caps for Index 400 classes A and B were 0.80% and 1.45% respectively.

✓Prior to July 22, 2005, the expense caps for Index 500 classes A and B were 0.80% and 1.45% respectively.

MSA, Northwestern Mutual and NMIS have waived the following fees for the period ended September 30, 2005:

	Distribution Fees
Fund	Class A	Class B	Class C	Other	Total
Small Cap Growth Stock Fund	$755	$703	$—	$113,117	$114,575
Aggressive Growth Stock Fund	—	3,821	272	27,922	32,015
International Equity Fund	—	—	N/A	—	—
Index 400 Stock Fund	15,800	4,921	N/A	19,425	40,146
Growth Stock Fund	—	2,452	87	—	2,539
Large Cap Core Stock Fund	—	456	N/A	—	456
Index 500 Stock Fund	19,432	12,546	N/A	61,160	93,138
Asset Allocation Fund	—	69	11	—	80
High Yield Bond Fund	—	773	58	—	831
Municipal Bond Fund	—	247	N/A	—	247
Select Bond Fund	—	1,359	215	—	1,574

Note 10

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Accordingly, no provisions have been made for federal taxes.

Taxable distributions from net investment income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gain/loss recognition, the reclassification of certain gains or losses from capital to income and differences in premium amortization. The differences between cost amounts for book purposes and tax purposes are due primarily to timing of recognition of certain gains and losses for tax purposes.

It is the policy of each Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

September 30, 2005

Note 11

When applicable, each of the Funds made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the years ended March 31, 2005 were as follows:

	2005 Distributions Paid From:
Fund	Ordinary Income	Long-term Capital Gain
Small Cap Growth Stock Fund	—	$1,684,232
Aggressive Growth Stock Fund	—	—
International Equity Fund	$2,031,897	2,247,258
Index 400 Stock Fund	1,606,071	5,873,131
Growth Stock Fund	226,897	—
Large Cap Core Stock Fund	797,888	—
Index 500 Stock Fund	1,892,698	953,284
Asset Allocation Fund	2,137,931	2,636,809
High Yield Bond Fund	10,521,302	—
Municipal Bond Fund	*5,470,612	64,163
Select Bond Fund	7,649,304	557,264

As of March 31, 2005 the components of the distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)**	Total
Small Cap Growth Stock Fund	$640,511	$2,473,459	—	$4,392,854	$7,506,824
Aggressive Growth Stock Fund	—	4,350,386	—	23,558,229	27,908,615
International Equity Fund	347,948	3,429,583	—	57,251,562	61,029,093
Index 400 Stock Fund	1,124,034	4,995,841	—	40,872,899	46,992,774
Growth Stock Fund	66,452	580,194	—	19,891,118	20,537,764
Large Cap Core Stock Fund	163,375	—	$(14,864,744)	26,292,444	11,591,075
Index 500 Stock Fund	558,271	971,827	—	21,097,303	22,627,401
Asset Allocation Fund	1,372,796	3,434,201	—	20,992,754	25,799,751
High Yield Bond Fund	130,494	—	(4,158,875)	(402,501)	(4,430,882)
Municipal Bond Fund	*34,250	—	(334,367)	1,337,715	1,037,598
Select Bond Fund	184,766	—	(1,948,274)	(4,324,363)	(6,087,871)
*	A portion of these items above are from tax exempt securities.
**	Differs from disclosures on Schedules of Investments due primarily to timing of recognition of certain gains and losses for tax purposes.

Certain losses incurred by the Funds after October 31, 2004 are deferred and deemed to have occurred in the next fiscal year for tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains, if any, to the extent permitted by the Internal Revenue Code. A summary of the Funds’ post-October losses and capital loss carryovers as of March 31, 2005 is provided below:

Fund	Post-October Losses
Municipal Bond Fund	$175,487
Select Bond Fund	1,703,756

	Capital Loss Carryovers
Fund	Amount	Expiration(s)	Utilized in Fiscal Year 2005
Aggressive Growth Stock Fund	—	—	$8,870,691
International Equity Fund	—	—	5,979,701
Growth Stock Fund	—	—	3,621,531
Large Cap Core Stock Fund	$14,864,744	3/31/11-3/31/12	1,867,427
Asset Allocation Fund	—	—	44,789
High Yield Bond Fund	4,158,875	3/31/11	6,721,360
Municipal Bond Fund	158,880	3/31/13	—
Select Bond Fund	244,518	3/31/13	—

Note 12

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-627-6678. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

The information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, 2005 is also available without charge, upon request, by calling toll free 1-888-627-6678, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Director and Officer Information

The names, ages and addresses of the directors and officers, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual Fund complex, are shown below. Effective May 1, 2003, each director shall serve for a twelve-year term commencing May 1, 2003 or until their earlier death, resignation, retirement or removal from office upon the election and qualification of their successors. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh (67) 525 Sheridan Road Kenilworth, IL 60043	Director	Since 1997	29	MGIC Investment Corporation; Comdisco Holding Company, Inc.
Principal Occupation During Past 5 Years: Financial consulting since 1998; Adjunct Faculty Member, Howard University
Martin F. Stein (69) 1800 East Capitol Drive Milwaukee, WI 53211	Director	Since 1996	29	Koss Corporation
Principal Occupation During Past 5 Years: Former Chairman of Eyecare One, Inc., which includes Stein Optical and Eye Q optical centers (retail sales of eyewear)
Louis A. Holland (64) 1 North Wacker Drive Suite 700 Chicago, IL 60606	Director	Since 2003	29	Packaging Corporation of America; Lou Holland Growth Fund
Principal Occupation During Past 5 Years: Managing Partner and Chief Investment Officer, Holland Capital Management, L.P.; Portfolio Manager, Lou Holland Growth Fund
Elizabeth L. Majers (47) 227 West Monroe Street Suite 4700 Chicago, IL 60606	Director	Since 2003	29	None
Principal Occupation During Past 5 Years: Partner, McDermott, Will & Emery (international law firm)
Michael G. Smith (62) 614 Lenox Glen Ellyn, IL 60137	Director	Since 2003	29	Trustee of Ivy Fund

Principal Occupation During Past 5 Years:

Private investor; retired since 1999. From 1987 to 1999, Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch and Co., Inc.

Other Directors
Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore (60) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chairman of the Board	Since 2000	29	Manpower, Inc.; Trustee of Northwestern Mutual
Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001; prior thereto, Executive Vice President

Officers
Name, Age and Address	Position	Length of Time Served
Mark G. Doll (56) 720 East Wisconsin Avenue Milwaukee, WI 53202	President	Since 2003

Principal Occupation During Past 5 Years:

Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC since 2002; Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company, LLC from 1998 to 2001; prior thereto, Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, LLC

Walter M. Givler (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Vice President, Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years:

Vice President of Investment Accounting for Northwestern Mutual since 2002; Associate Controller from 2001 to 2002; Director of New Business, Large Case Division from 1999 to 2001

Michael W. Zielinski (31) 720 East Wisconsin Avenue Milwaukee, WI 53202	Secretary	Since 2005

Principal Occupation During Past 5 Years:

Counsel, Northwestern Mutual since 2004; Associate Counsel, Quasar Distributors, LLC from 2003 to 2004; Legal Compliance Officer, U.S. Bancorp Fund Services, LLC from 2001 to 2003; Associate Attorney, Stupar, Schuster, & Cooper, S.C. from 2000 to 2001

Barbara E. Courtney (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Controller	Since 1996
Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002; prior thereto, Associate Director

Continuance of the Investment Advisory and Sub-Advisory Agreements

At its meeting on February 17, 2005, the Board of Directors of Mason Street Funds, Inc. unanimously approved the continuance of the Investment Advisory Agreements between Mason Street Funds, Inc. and Mason Street Advisors, LLC (the “Advisory Agreements”), and the Investment Sub-Advisory Agreement between Mason Street Advisors, LLC (“MSA”) and Templeton Investment Counsel LLC (the “Sub-Advisory Agreement”). (Each portfolio comprising the Mason Street Funds is referred to as a “Fund” and collectively as the “Funds.”) In preparation for the meeting, the directors requested and received extensive information from MSA and Templeton Investment Counsel LLC (“Templeton”) to assist them in their evaluation. The independent directors also received a memorandum from their counsel advising the directors of their responsibilities in connection with the annual review of the Advisory and the Sub-Advisory Agreements, and summarizing the legal standards governing the renewal of these Agreements. Prior to the Board meeting, the independent directors reviewed the proposed continuance of the Advisory and the Sub-Advisory Agreements with their legal counsel, who is independent of MSA and Templeton, in two separate private sessions at which no representatives of MSA, Templeton or their affiliates were present.

While particular focus is given to an evaluation of the services, performance, fees, costs, and other relevant information under the Advisory and the Sub-Advisory Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and Templeton and the nature, extent and quality of the services they provide the Funds, is an ongoing one. For example, the directors receive information from MSA’s portfolio managers monthly regarding market developments, Fund performance and portfolio analysis. The directors also received additional information about the Funds, their performance, and certain operational and related matters at their regular quarterly meetings and at semi-annual meetings of the Funds’ Audit Committee. As a result, the directors’ consideration of the nature, extent and quality of services included deliberations at other meetings in addition to the annual renewal meeting.

Continuance of the Advisory Agreements Between the Funds and MSA.

The material factors and conclusions that formed the basis for the Board’s determination to approve the continuance of the Advisory Agreements with respect to each Fund are discussed below. In addition to the information provided to them, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Funds and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Fund by Fund basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included the scope of the services provided by MSA, MSA’s experience, its assets under management, MSA’s investment personnel, the experience of the portfolio managers of the Funds, the reorganization of various groups within the fixed income division of MSA in order to enhance its investment process, and changes in professional personnel including additions to the administrative, compliance and legal staffs. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide administrative services, shareholder servicing and distribution services, oversight of other service providers, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds.

Based on its review of these factors and their experience with MSA’s services for the Funds, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Fund, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Funds over a variety of periods. In addition to absolute performance for each Fund for both short and long-term periods, the directors considered (i) a comparison of each Fund’s one-, three- and five-year performance to the returns of appropriate peer groups and benchmarks and to the performance averages of each Fund’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each class of shares of each Fund, (iii) the Morningstar and the Lipper rankings for each class of shares for one-, three- and five-year periods, and (iv) the Wall Street Journal’s one-, three- and five-year ratings for each Fund. The directors also considered the reports of the portfolio managers on the market and the factors contributing to each Fund’s performance for 2004, and the presentations at the meeting by the managing directors of the fixed income and equity divisions of MSA. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary and portfolio analysis they received periodically throughout the year. The directors also considered the effects on rankings of Funds depending on the categories in which the rating agencies place the Funds.

The directors noted, in particular, that based on average annual returns for the five-year period ended December 31, 2004, all but three of the Funds ranked in the top third of their appropriate investment categories by either Lipper or Morningstar. Based on its review of the various measures and periods of investment performance for these Funds, the Board concluded that it was satisfied with the relative investment performance of these Funds over time. Regarding the relative performance of the International Equity, Large Cap Core and Index 500 Funds, which did not rank in the top third of their appropriate investment categories, the Board considered MSA’s explanations for the underperformance and the steps being taken by MSA to address these concerns. Based on its review of the various measures and periods of investment performance for these Funds, and MSA’s explanations, the Board concluded that the performance of these Funds was being properly addressed and that it remained confident in MSA’s ability to manage these Funds.

Management Fees and Other Expenses. In evaluating the management fees paid by the Funds, the directors considered the actual contractual fees paid by each Fund under the Advisory Agreements, the caps on total net operating expenses for each of the share classes of each of the Funds, the amounts waived by MSA for each share class during 2004 on both a percentage of assets and dollar basis, and the management fees paid by a peer group of mutual funds for each of the Funds. The directors also considered the total operating expenses of each class of shares of each of the Funds and a comparison of those expenses with averages of each Fund’s respective investment category and with each Fund’s respective peer group. The rank of each class of each Fund within its respective investment category was also considered. The directors noted the fees charged to MSA’s other mutual fund family. However, they did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and they have investment objectives and policies different than the Funds.

The directors noted that the management fees for each Fund were generally in the range of management fees of a peer group of funds, though in some cases above the median of the group, and that the total net operating expenses of each of the Funds were generally in the top half of each Fund’s respective investment category, with the exception of four Funds. In connection with its review of the expenses of the Index 400 and Index 500 Funds, the directors considered and approved a proposal to reduce the expense caps for these Funds by 20 basis points effective in July, 2005. The directors were informed that the new expense caps are anticipated to place the Funds’ total net operating expenses in the middle of their respective investment categories. The directors noted that management fees were generally higher than the peer group and total net operating expenses did not rank in the top half of their respective industry categories for the Asset Allocation and High Yield Bond Funds. The directors considered the factors resulting in the relatively higher operating expense ratio for the Asset Allocation Fund, including the Fund’s small asset size, the additional human capital that must be devoted to managing the multi-asset class portfolio, the administration fee and the 12b-1 and shareholder servicing fees charged. The directors also considered appropriate factors resulting in the relatively higher expenses for the High Yield Bond Fund, including the depth and breadth of the management team working on the Fund, the additional human capital that must be devoted to its management, the credit intensive process for this investment class, its relatively small size and its consistent results.

The directors considered the various expenses relating to the investment and non-investment operations of the Funds that are assumed by MSA. The directors also considered the increases in costs of investment management firms as a result of the increased complexity of portfolio management, shareholder servicing and compliance, as well as the increased compensation levels of investment personnel. The directors recognized that MSA had absorbed the increased compliance costs associated with providing services to the Funds. The additional services provided by MSA and its affiliates were also taken into account.

In considering the level of management fees, the directors considered the relatively small asset size of the Funds, the increase in management and related costs, the substantial portion of the assets of the Funds that represent investments by affiliates of MSA, and the existing expense cap arrangements and resulting waivers of fees by MSA. Taking these and other factors into account, the directors concluded that the level of management fees was acceptable.

Based on its review of the management and other expenses, the comparative data, the performance of each Fund, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Funds are reasonable in light of the nature, scope and quality of services provided and the performance of the Funds.

Costs and Profitability. The directors also considered the financial condition of MSA and information concerning the costs and profitability of MSA with respect to its relationship with the Funds. MSA provided a profitability analysis for each Fund which included the expense allocation methodology used, net income by Fund individually and by the Funds in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Fund individually and in the aggregate and of MSA in the aggregate. In connection with its review of the profitability of MSA’s services to the Funds, the directors also considered revenue received by affiliates for administration, shareholder servicing and distribution services provided by these affiliates for the Funds. The directors received information on soft dollar arrangements including MSA’s policies with respect to such arrangements. The Board considered these “fall-out” benefits as part of its evaluation.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on its review of the profitability analysis for each Fund, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Fund was not excessive.

Continuance of the Sub-Advisory Agreement Between MSA and Templeton.

At its meeting on February 17, 2005, the Board unanimously approved the Sub-Advisory Agreement between MSA and Templeton, the sub-advisor for the International Equity Fund. The material factors and conclusions that formed the basis for the Board’s determination to approve the continuance of the Sub-Advisory Agreement with respect to the International Equity Fund are discussed below. In addition to the information provided to them, the directors considered their experience with and knowledge of the nature and quality of services provided by Templeton, and their interactions with representatives of Templeton. The directors evaluated the information they deemed relevant. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by Templeton and its experience in providing investment management services. Consideration was given to Templeton’s reputation as a leader in providing investment management services and, in particular, international investing. Based on their review and discussion, the directors concluded that they were satisfied with the nature and extent of the services provided by Templeton on behalf of the International Equity Fund. The directors considered the performance of the International Equity Fund and the performance of accounts managed in a similar manner by Templeton. For the reasons summarized above, the directors concluded that the performance of the International Equity Fund was being properly addressed and that they remained confident in the ability of Templeton to manage this Fund.

The directors considered the International Equity Fund’s total expenses as discussed above. The directors also considered Templeton’s sub-advisory fee schedule which fee is paid by MSA out of its advisory fee, including a comparison of those fees with fees charged by Templeton for similarly managed sub-advised accounts. The directors also considered the profitability information provided by Templeton and MSA’s level of profitability from its relationship with the International Equity Fund, which takes into account the sub-advisory fees it pays to Templeton, as discussed above. The directors also considered information relating to pending regulatory and litigation matters for Templeton. Based on its review, the directors concluded that the fees charged by Templeton and the total operating expenses of the International Equity Fund were reasonable in light of the nature, scope and quality of services provided and the performance of the Fund over time.

This report is authorized for distribution only when preceded or accompanied by a current prospectus for Mason Street Funds. The prospectus contains more complete information about sales charges, fees and expenses. You should read it carefully before you invest. Shares of Mason Street Funds will fluctuate with market conditions and the value of your investment may be more or less than its cost.

"Standard & Poor's," "S&P," "S&P 500," "S&P 500 Index," "Standard & Poor's 500 Index," "S&P MidCap 400 Index" and "Standard & Poor's MidCap 400 Index" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Northwestern Mutual Investment Services, LLC, Distributor.

Mason Street Funds
P.O. Box 219419
Kansas City, MO 64121-9419
1-888-MASONST (1-888-627-6678)

www.masonstreetfunds.com

94-1002 (1197) (REV 0905)

MasonStreet
FUNDS®

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Disclosure Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASON STREET FUNDS, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2005

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and Treasurer

Date: November 7, 2005